UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23117

JPMorgan Trust IV

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023 through April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

Semi-Annual Report
J.P. Morgan International Equity Funds
April 30, 2024 (Unaudited)
JPMorgan Developed International Value Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan Emerging Markets Research Enhanced Equity Fund
JPMorgan Europe Dynamic Fund
JPMorgan International Equity Fund
JPMorgan International Focus Fund
JPMorgan International Hedged Equity Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
June 18, 2024 (Unaudited)
Dear Shareholder,
Global financial markets largely generated positive returns through the first half of this year, led by rising equity prices in the U.S. and many other developed markets. While the U.S. economy slowed during the six months through April 2024, growth remained positive amid strong consumer spending and business investment.
“The U.S. economic expansion has entered its fifth year, led by consumer spending, an increase in immigrant workers and receding inflation.” — Brian S. Shlissel
The U.S. Federal Reserve (the “Fed”) and other leading central banks held rates in check throughout the six months ended April 30, 2024, as inflationary pressures continued to recede, though not as rapidly as Fed policymakers had sought. However, the potential for interest rate reductions later this year has provided some optimism among financial markets.
Meanwhile, an extended period of real growth in wages and historically low unemployment helped drive U.S. consumer spending during the period even as interest rates remained at decade highs and household savings rates diminished.
Investment spending also proved to be resilient as corporate balance sheets largely remained healthy, federal government spending supported select industries and demand surged for artificial intelligence technologies.
The U.S. economic expansion has entered its fifth year, led by consumer spending, an increase in immigrant workers and receding inflation. While slower but positive growth may leave the U.S. economy vulnerable to unforeseen shocks from geo-political events, the broad outlook could continue to support financial markets into 2025. We believe that investors who remain patient and hold a properly diversified portfolio are likely to continue to benefit from current trends in financial markets and the broader economy.
Sincerely,

Brian S. Shlissel
President, J.P. Morgan Funds
J.P. Morgan Asset Management
1-800-480-4111 or www.jpmorganfunds.com for more information

April 30, 2024	J.P. Morgan International Equity Funds	1

J.P. Morgan International Equity Funds
MARKET OVERVIEW
SIX MONTHS ENDED April 30, 2024 (Unaudited)
Financial markets rallied through the first five months of the period as leading central banks responded to receding inflation by holding interest rates at extant levels. Equities outperformed bonds but both asset classes generated positive returns for the full six month period. However, prices for developed market equities fell in April 2024, while emerging markets equity rose slightly.
By the start of November 2023, the European Central Bank, the Bank of England and the U.S. Federal Reserve had each independently halted any further increases in interest rates. Further, each of the central banks stated that they might begin to cut interest rates sometime during 2024.
The news generally fueled investor expectations that central banks might successfully drive down inflation to target levels without pushing national and regional economies into economic recession. Meanwhile, quarterly corporate earnings largely remained better than expected, given the impact of steady but elevated interest rates. Energy prices declined during the period, though the ongoing wars in Ukraine and Israel threatened to impede energy transports.
As a result, investor demand for equities and bonds surged in late 2023 and through the first quarter of 2024. U.S. markets led the outperformance within global equities. The S&P 500 Index reached several new closing highs and reached 5,000 points for the first time in early February, then proceeded to cross 5,100 and 5,200 points in March 2024.
The S&P 500 Index’s performance in 2023 was led by seven large capitalization companies in the information technology and communications sectors: Apple Inc., Amazon.com Inc., Alphabet Inc., Meta Platforms Inc., Microsoft Corp., Nvidia Corp. and Tesla Inc. However, shares of both Apple and Tesla fell in 2024 and the remaining five companies accounted for 74% of the S&P 500 Index’s return for the first four months of 2024.
Increased spending on artificial intelligence technologies drove demand for semiconductors and related equipment, which bolstered the shares of select companies in both developed and emerging markets. Notably, equity prices in Japan rose amid an improved economic outlook.
Within emerging markets equity, India and Turkey outperformed. Equity prices in China recovered somewhat as the government adopted new economic stimulus measures to counter slower consumer spending and long-standing weakness in the country’s property sector.
For the six months ended April 30, 2024, the S&P 500 Index returned 20.98%, the MSCI World Index returned 20.29%, MSCI EAFE Index returned 18.63% and the MSCI Emerging Markets Index returned 15.40%.

2	J.P. Morgan International Equity Funds	April 30, 2024

JPMorgan Developed International Value Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares) *	19.05%
MSCI EAFE Value Index (net total return)	17.06%
Net Assets as of 4/30/2024 (In Thousands)	$547,327
INVESTMENT OBJECTIVE **
The JPMorgan Developed International Value Fund (the “Fund”) seeks to provide long-term capital appreciation.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class L Shares outperformed the MSCI EAFE Value Index (net total return) (the “Benchmark”) for the six months ended April 30, 2024.
The Fund’s underweight position in the pharmaceuticals, biotechnology & life sciences sector and its security selection in the capital goods sector were leading contributors to performance relative to the Benchmark, while the Fund’s security selection in the materials sector was the only significant detractor from relative performance.
By region, the Fund’s security selection in Europe, excluding the U.K., and in Japan was a leading contributor to performance relative to the Benchmark, while its security selection in the Pacific, excluding Japan, was a marginal detractor from relative performance.
Leading individual contributors to relative performance included the Fund’s out-of-Benchmark position in Fujikura Ltd. and its underweight positions in Bayer AG and Roche Holding AG. Shares of Fujikura, a Japanese electrical components and equipment supplier, rose after the company reported better-than-expected earnings during the period. Shares of Bayer, a German pharmaceuticals and agricultural products manufacturer, fell amid mounting costs from U.S. lawsuits seeking compensation for the health impacts of the weed-killer Roundup, which Bayer acquired when it bought Monsanto Co. in 2018. Shares of Roche Holding, a Swiss pharmaceuticals company, fell after the company issued a weaker-than-expected earnings forecast for 2024.
Leading individual detractors from relative performance include the Fund’s underweight positions in Toyota Motor Corp., Siemens AG and Mitsubishi Heavy Industries Ltd. Shares of Toyota Motor, a Japanese automobile manufacturer, rose amid surging sales of its electric vehicles. Shares of Siemens, a German industrial conglomerate not held in the Fund, rose amid consecutive quarters of better-than-expected earnings. Shares of Mitsubishi Heavy Industries, a Japanese industrial machinery and equipment manufacturer not held in the Fund, rose amid consecutive quarters of better-than-expected earnings and revenue.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers employed behavioral-based and quantitative screens in addition to conducting fundamental analysis to seek out companies that they believed were both attractively valued and fundamentally sound. As a result of this process, the Fund’s largest overweight positions relative to the Benchmark during the period were in the energy and banks sectors, while the largest underweight positions were in the utilities sector and the pharmaceutical, biotechnology & life sciences sector.

April 30, 2024	J.P. Morgan International Equity Funds	3

JPMorgan Developed International Value Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Shell plc	2.9%
2.	Novartis AG (Registered) (Switzerland)	2.7
3.	TotalEnergies SE (France)	2.1
4.	HSBC Holdings plc (United Kingdom)	1.6
5.	Toyota Motor Corp. (Japan)	1.6
6.	Mitsubishi UFJ Financial Group, Inc. (Japan)	1.5
7.	BP plc	1.4
8.	Allianz SE (Registered) (Germany)	1.4
9.	BHP Group Ltd. (Australia)	1.3
10.	Mitsubishi Corp. (Japan)	1.3

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Japan	23.0%
United Kingdom	10.5
France	10.1
Germany	9.9
United States	9.5
Italy	6.2
Australia	5.0
Switzerland	4.5
Spain	3.3
Netherlands	2.8
Sweden	2.2
Norway	2.0
Finland	1.6
Singapore	1.6
Ireland	1.3
Denmark	1.2
Austria	1.1
Others (each less than 1.0%)	3.3
Short-Term Investments	0.9

4	J.P. Morgan International Equity Funds	April 30, 2024

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 28, 2001
With Sales Charge **		12.46%	10.18%	5.62%	2.41%
Without Sales Charge		18.73	16.29	6.76	2.97
CLASS C SHARES	July 11, 2006
With CDSC ***		17.51	14.71	6.22	2.55
Without CDSC		18.51	15.71	6.22	2.55
CLASS I SHARES	September 10, 2001	18.94	16.56	7.01	3.24
CLASS L SHARES	November 4, 1993	19.05	16.75	7.13	3.35
CLASS R2 SHARES	November 3, 2008	18.59	16.00	6.44	2.67
CLASS R5 SHARES	September 9, 2016	19.02	16.71	7.13	3.35
CLASS R6 SHARES	November 30, 2010	19.03	16.81	7.24	3.48

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE (4/30/14 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective May 2018, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed under the current strategies.
Returns for Class R5 Shares prior to its inception date are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Class L Shares.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Developed International Value Fund and the MSCI EAFE Value Index (net total return) from April 30, 2014 to April 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Value Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Value Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of value-oriented large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Class L Shares have a $3,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

April 30, 2024	J.P. Morgan International Equity Funds	5

JPMorgan Developed International Value Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

6	J.P. Morgan International Equity Funds	April 30, 2024

JPMorgan Emerging Markets Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares) *	12.59%
MSCI Emerging Markets Index (net total return)	15.40%
Net Assets as of 4/30/2024 (In Thousands)	$7,105,929
INVESTMENT OBJECTIVE**
The JPMorgan Emerging Markets Equity Fund (the “Fund”) seeks to provide high total return.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class L Shares underperformed the MSCI Emerging Markets Index (the “Benchmark”) for the six months ended April 30, 2024.
The Fund’s overweight position in the consumer staples sector and its security selection in the health care sector were leading detractors from performance relative to the Benchmark, while the Fund’s security selection and overweight position in the information technology sector and its security selection in the communication services sector were leading contributors to relative performance.
By country, the Fund’s security selection in India and China was a leading detractor from performance relative to the Benchmark, while the Fund’s underweight positions in United Arab Emirates and Qatar were leading contributors to relative performance.
Leading individual detractors from relative performance included the Fund’s overweight positions in WuXi AppTec Co. and Yum China Holdings Inc., and its out-of-Benchmark position in AIA Group Ltd. Shares of WuXi AppTec, a Chinese provider of equipment and services to the pharmaceuticals industry, fell amid U.S. legislative efforts to ban contracts with the company over national security concerns. Shares of Yum China, an operator of fast-food restaurant chains, fell after the company reported lower-than-expected revenue for the first quarter of 2024. Shares of AIA Group, a Hong Kong life and health insurance provider, fell amid investor concerns about the company’s lack of growth in new business.
Leading individual contributors to relative performance included the Fund’s overweight position in Taiwan Semiconductor Manufacturing Co. and its out-of-Benchmark positions in Banco Bilbao Viscaya Argentaria SA (BBVA) and NU Holdings Ltd. Shares of Taiwan Semiconductor Manufacturing rose amid broad demand for semiconductors and related technologies during the period. Shares of BBVA, a Spanish bank, rose after the company reported better-than-expected earnings during the period. Shares of NU Holdings, a Brazilian digital financial services provider, rose after the company reported growth in earnings and revenue for the fourth quarter of 2023.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers employed an active strategy in which portfolio construction was focused on the highest-conviction ideas found at the security level. The Fund’s portfolio managers used bottom-up fundamental research to determine the Fund’s security weightings, researching companies in an attempt to determine their underlying value and potential for future earnings growth.
As a result of this process, the Fund’s largest overweight allocations relative to the Benchmark during the period were in the information technology and consumer staples sectors and its largest relative underweight allocations were in the materials and energy sectors. The Fund’s largest country overweight allocations relative to the Benchmark during the period were in India and Argentina and its largest relative underweight allocations were in Saudi Arabia and South Korea.

April 30, 2024	J.P. Morgan International Equity Funds	7

JPMorgan Emerging Markets Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	8.9%
2.	Tencent Holdings Ltd. (China)	5.5
3.	Samsung Electronics Co. Ltd. (South Korea)	5.5
4.	MercadoLibre, Inc. (Brazil)	2.5
5.	Banco Bilbao Vizcaya Argentaria SA (Spain)	2.4
6.	NU Holdings Ltd., Class A (Brazil)	2.2
7.	SK Hynix, Inc. (South Korea)	2.1
8.	AIA Group Ltd. (Hong Kong)	2.0
9.	Kia Corp. (South Korea)	1.9
10.	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1.9

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
China	22.3%
Taiwan	16.1
India	12.5
Brazil	10.4
South Korea	9.5
Mexico	5.7
South Africa	4.5
Turkey	3.8
Hong Kong	3.5
Indonesia	3.3
United States	2.4
Spain	2.4
Portugal	1.4
Panama	1.1
Others (each less than 1.0%)	0.8
Short-Term Investments	0.3

8	J.P. Morgan International Equity Funds	April 30, 2024

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 28, 2001
With Sales Charge **		6.49%	(1.16)%	(0.09)%	2.74%
Without Sales Charge		12.39	4.30	0.99	3.30
CLASS C SHARES	February 28, 2006
With CDSC ***		11.09	2.78	0.48	2.89
Without CDSC		12.09	3.78	0.48	2.89
CLASS I SHARES	September 10, 2001	12.52	4.58	1.25	3.56
CLASS L SHARES	November 15, 1993	12.59	4.67	1.34	3.68
CLASS R2 SHARES	July 31, 2017	12.20	4.01	0.69	3.06
CLASS R3 SHARES	July 31, 2017	12.34	4.23	0.93	3.26
CLASS R4 SHARES	July 31, 2017	12.46	4.50	1.19	3.52
CLASS R5 SHARES	September 9, 2016	12.57	4.65	1.34	3.68
CLASS R6 SHARES	December 23, 2013	12.65	4.80	1.45	3.79

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE (4/30/14 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R5 Shares prior to its inception date is based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Class L Shares.
Returns shown for Class R2 Shares and Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns of Class R2 Shares and Class R3 Shares would have been lower than those shown because Class R2 Shares and Class R3 Shares have higher expenses than Class A Shares.
Returns for Class R4 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Emerging Markets Equity Fund and the MSCI Emerging Markets Index (net total return) from April 30, 2014 to April 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Class L Shares have a $3,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

April 30, 2024	J.P. Morgan International Equity Funds	9

JPMorgan Emerging Markets Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

10	J.P. Morgan International Equity Funds	April 30, 2024

JPMorgan Emerging Markets Research Enhanced Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class R6 Shares) *	13.43%
MSCI Emerging Markets Index (net total return)	15.40%
Net Assets as of 4/30/2024 (In Thousands)	$1,906,905
INVESTMENT OBJECTIVE**
The JPMorgan Emerging Markets Research Enhanced Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class R6 Shares underperformed the MSCI Emerging Markets Index (the “Benchmark”) for the six months ended April 30, 2024.
By sector, the Fund’s security selection in the communication services and industrials sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the information technology and consumer staples sectors was a leading contributor to relative performance.
By country, the Fund’s security selection in India and Saudi Arabia were leading detractors from relative performance, while the Fund’s security selection in Taiwan and Mexico was a leading contributor to relative performance.
Leading individual detractors from relative performance included the Fund’s overweight positions in WuXi AppTech Co. and Ping An Insurance Co., and its underweight position in HLB Co. Shares of WuXi AppTec, a Chinese provider of equipment and services to the pharmaceuticals industry, fell amid U.S. legislative efforts to ban contracts with the company over national security concerns. Shares of Ping An Insurance, a Chinese provider of life and health insurance and asset management, fell amid macroeconomic challenges and lower-than-expected earnings for 2023. Shares of HLB, a South Korean composite materials manufacturer not held in the Fund, rose amid investor expectations that it’s cancer drug candidate would be approved for sale in the U.S.
Leading individual contributors to relative performance included the Fund’s overweight positions in Zhongji Innolight Co. and Kia Corp., and its out-of-Benchmark position in Tata Consultancy Services Ltd. Shares of Zhongji Innolight, a Chinese manufacturer of communications equipment, rose after the company reported better-than-expected earnings during the period. Shares of Kia, a South Korean automaker rose amid strong consumer demand for electric vehicles. Shares of Tata Consultancy Services, an Indian information technology services provider, rose after the company reported strong earnings growth during the period.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers employed a combination of a disciplined portfolio construction process with in-depth fundamental research into individual securities conducted by a global network of research analysts to identify what they believed to be their relative value.
As a result of this process, the Fund’s largest overweight sector allocations relative to the Benchmark during the period were in the consumer staples and energy sectors and its largest underweight allocations were in the industrials and health care sectors.
By country, the Fund’s largest overweight allocations relative to the Benchmark during the period were in South Africa and Brazil and its largest relative underweight allocations were in India and Kuwait.

April 30, 2024	J.P. Morgan International Equity Funds	11

JPMorgan Emerging Markets Research Enhanced Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	8.4%
2.	Samsung Electronics Co. Ltd. (South Korea)	4.4
3.	Tencent Holdings Ltd. (China)	4.3
4.	Alibaba Group Holding Ltd. (China)	2.3
5.	Reliance Industries Ltd. (India)	1.7
6.	Petroleo Brasileiro SA (Preference) (Brazil)	1.2
7.	SK Hynix, Inc. (South Korea)	1.2
8.	China Construction Bank Corp., Class H (China)	1.1
9.	ICICI Bank Ltd. (India)	1.1
10.	PDD Holdings, Inc., ADR (China)	1.1

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
China	26.4%
India	17.4
Taiwan	16.6
South Korea	12.4
Brazil	5.6
Saudi Arabia	3.6
South Africa	3.1
Mexico	3.0
Indonesia	2.0
Thailand	1.5
United Arab Emirates	1.3
Turkey	1.2
Others (each less than 1.0%)	5.3
Short-Term Investments	0.6

12	J.P. Morgan International Equity Funds	April 30, 2024

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS I SHARES	January 30, 2019	13.46%	7.31%	1.28%	3.60%
CLASS R6 SHARES	December 11, 2018	13.43	7.39	1.37	3.70

*	Not annualized.
LIFE OF FUND PERFORMANCE (12/11/18 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The Fund commenced operations on December 11, 2018.
Returns for Class I Shares prior to its inception date are based on the performance of Class R6 Shares. The actual returns of Class I Shares would have been lower than those shown because Class I Shares have higher expenses than Class R6 Shares.
The graph illustrates comparative performance for $15,000,000 invested in Class R6 Shares of the JPMorgan Emerging Markets Research Enhanced Equity Fund and the MSCI Emerging Markets Index (net total return) from December 11, 2018 to April 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Class R6 Shares have a $15,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date.
Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, noninfringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

April 30, 2024	J.P. Morgan International Equity Funds	13

JPMorgan Europe Dynamic Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge) *	21.22%
MSCI Europe Index (net total return)	19.09%
Net Assets as of 4/30/2024 (In Thousands)	$510,967
INVESTMENT OBJECTIVE**
The JPMorgan Europe Dynamic Fund (the “Fund”) seeks total return from long-term capital growth. Total return consists of capital growth and current income.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class A Shares, without a sales charge, outperformed the MSCI Europe Index (net total return) (the “Benchmark”) for the six months ended April 30, 2024.
Relative to the Benchmark, the Fund’s overweight allocation to the capital goods sector and its underweight allocation to the food, beverage and tobacco sector were leading contributors to performance, while the Fund’s underweight allocation to the semiconductor and semiconductor equipment sector and its security selection in the consumer services sector were leading detractors from relative performance.
Leading individual contributors to relative performance included the Fund’s underweight position in Nestle SA and its overweight positions in UniCredit SpA and Rolls-Royce Holdings PLC. Shares of Nestle, a Swiss manufacturer of packaged foods and beverages, fell amid higher raw materials costs and consumer resistance to higher retail prices. Shares of UniCredit, an Italian banking and financial services company, rose after the company reported consecutive quarters of better-than-expected results during the period. Shares of Rolls-Royce Holdings, a U.K. aerospace and defense manufacturer, rose after the company reported better-than-expected earnings and sales during the period.
Leading individual detractors from relative performance included the Fund’s underweight position in ASML Holding NV and its overweight positions in Delivery Hero SE and Whitbread PLC. Shares of ASML Holding, a Dutch semiconductor equipment manufacturer, rose amid broad gains in the semiconductors and semiconductor equipment sector. Shares of Delivery Hero, a German food delivery service, fell amid increased competition in the key market of South Korea. Shares of Whitbread, a U.K. hotels and restaurants operator, fell amid weaker-than-expected results during the period.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers believe that attractively valued, high quality securities with positive momentum have the potential to outperform the market. During the reporting period, the Fund’s portfolio managers invested in securities that they believed had these style characteristics. Portfolio positions were based on bottom-up security selection rather than top-down asset allocation decisions.

TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Novo Nordisk A/S, Class B (Denmark)	5.9%
2.	Shell plc	5.2
3.	TotalEnergies SE (France)	3.0
4.	Air Liquide SA (France)	2.6
5.	GSK plc	2.5
6.	UniCredit SpA (Italy)	2.5
7.	ASML Holding NV (Netherlands)	2.1
8.	Banco Santander SA (Spain)	2.1
9.	Allianz SE (Registered) (Germany)	2.0
10.	Nestle SA (Registered)	2.0

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
France	21.9%
United States	11.5
United Kingdom	11.3
Germany	9.7
Italy	9.6
Denmark	6.6
Netherlands	5.9
Spain	5.7
Sweden	4.3
Ireland	3.4
Australia	1.9
Norway	1.4
Others (each less than 1.0%)	2.0
Short-Term Investments	4.8

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in

14	J.P. Morgan International Equity Funds	April 30, 2024

the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

April 30, 2024	J.P. Morgan International Equity Funds	15

JPMorgan Europe Dynamic Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 2, 1995
With Sales Charge **		14.85%	4.80%	6.63%	3.05%
Without Sales Charge		21.22	10.61	7.79	3.61
CLASS C SHARES	November 1, 1998
With CDSC ***		19.91	9.05	7.25	3.20
Without CDSC		20.91	10.05	7.25	3.20
CLASS I SHARES	September 10, 2001	21.32	10.88	8.06	3.89
CLASS L SHARES	September 10, 2001	21.44	11.03	8.20	4.03
CLASS R6 SHARES	October 1, 2018	21.51	11.17	8.32	4.10

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE (4/30/14 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class L Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class L Shares.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Europe Dynamic Fund and the MSCI Europe Index (net total return) from April 30, 2014 to April 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI Europe Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Europe Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in the developed markets countries in Europe. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this

16	J.P. Morgan International Equity Funds	April 30, 2024

information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

April 30, 2024	J.P. Morgan International Equity Funds	17

JPMorgan International Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	17.76%
MSCI EAFE Index (net total return)	18.63%
Net Assets as of 4/30/2024 (In Thousands)	$4,322,439
INVESTMENT OBJECTIVE**
The JPMorgan International Equity Fund (the “Fund”) seeks total return from long-term capital growth and income. Total return consists of capital growth and current income.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class I Shares underperformed the MSCI EAFE Index (net of total return) (the “Benchmark”) for the six months ended April 30, 2024.
Relative to the Benchmark, the Fund’s security selection in the utilities sector and its overweight position in the energy sector were leading detractors from performance, while the Fund’s security selection in the health care and information technology sectors was a leading contributor to relative performance.
By region, the Fund’s security selection in the Pacific, excluding Japan, was the sole sector detractor from performance. The Fund’s security selection in Japan and the U.K. was a leading detractor from relative performance.
Leading individual detractors from relative performance included the Fund’s overweight positions in Nippon Telegraph & Telephone Corp. (NTT), RWE AG and Nestle SA. Shares of NTT, a Japanese telecommunications provider, fell amid a weakening of the Japanese yen during the period and government plans to further control foreign ownership of the company’s shares.
Shares of RWE, a German electric utility, fell amid investor concerns about the impact of elevated interest rates on government regulated utilities. Shares of Nestle, a Swiss manufacturer of packaged foods and beverages, fell amid higher raw materials costs and consumer resistance to higher retail prices.
Leading individual contributors to relative performance included the Fund’s overweight positions in 3i Group PLC, UniCredit SpA and ASML Holding NV. Shares of 3i Group, a U.K. financial asset management company, rose after the company reported better-than-expected earnings for its fiscal third quarter. Shares of UniCredit, an Italian banking and financial services company, rose after the company reported consecutive quarters of better-than-expected results. Shares of ASML Holding, a Dutch semiconductor equipment manufacturer, rose amid broad gains in the semiconductors and semiconductor equipment sector.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers continued to focus on security selection to build a portfolio of international equities. They used bottom-up fundamental research to identify what they believed were attractively priced securities of companies with solid financial positions that possessed the potential to increase their earnings faster than their industry peers.

18	J.P. Morgan International Equity Funds	April 30, 2024

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Shell plc	3.1%
2.	ASML Holding NV (Netherlands)	2.9
3.	Novo Nordisk A/S, Class B (Denmark)	2.8
4.	Nestle SA (Registered)	2.4
5.	AstraZeneca plc (United Kingdom)	2.2
6.	LVMH Moet Hennessy Louis Vuitton SE (France)	2.2
7.	Tokio Marine Holdings, Inc. (Japan)	1.9
8.	3i Group plc (United Kingdom)	1.9
9.	Hitachi Ltd. (Japan)	1.8
10.	DBS Group Holdings Ltd. (Singapore)	1.7

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Japan	21.1%
France	16.7
United Kingdom	11.9
United States	10.2
Germany	5.6
Netherlands	4.9
Denmark	4.1
Australia	4.0
Sweden	3.6
Singapore	1.7
Hong Kong	1.7
Italy	1.6
Spain	1.4
Belgium	1.2
Taiwan	1.1
South Korea	1.1
Switzerland	1.1
Others (each less than 1.0%)	1.7
Short-Term Investments	5.3

April 30, 2024	J.P. Morgan International Equity Funds	19

JPMorgan International Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2002
With Sales Charge **		11.43%	2.51%	4.73%	3.62%
Without Sales Charge		17.63	8.21	5.86	4.18
CLASS C SHARES	January 31, 2003
With CDSC ***		16.34	6.64	5.32	3.76
Without CDSC		17.34	7.64	5.32	3.76
CLASS I SHARES	January 1, 1997	17.76	8.44	6.12	4.44
CLASS R2 SHARES	November 3, 2008	17.52	7.85	5.54	3.89
CLASS R5 SHARES	May 15, 2006	17.85	8.57	6.23	4.57
CLASS R6 SHARES	November 30, 2010	17.90	8.66	6.34	4.67

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE (4/30/14 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Equity Fund and the MSCI EAFE Index (net total return) from April 30, 2014 to April 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation,

20	J.P. Morgan International Equity Funds	April 30, 2024

any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

April 30, 2024	J.P. Morgan International Equity Funds	21

JPMorgan International Focus Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	16.82%
MSCI ACWI ex USA Index (net total return)	17.69%
Net Assets as of 4/30/2024 (In Thousands)	$1,521,349
INVESTMENT OBJECTIVE**
The JPMorgan International Focus Fund (the “Fund”) seeks to provide long-term capital appreciation.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class I Shares underperformed the MSCI ACWI ex USA Index (net total return) (the “Benchmark”) for the six months ended April 30, 2024.
The Fund’s overweight position in the energy sector and its security selection in the consumer staples sector were leading detractors from performance relative to the Benchmark, while the Fund’s security selection in the financials and health care sectors was a leading contributor to relative performance.
By region, the Fund’s security selection in the Pacific and Japan was a leading detractor from relative performance, while the Fund’s security selection in emerging markets and the U.K. was a leading contributor to relative performance.
Leading individual detractors from relative performance included the Fund’s overweight positions in TotalEnergies SE, Dassault Systemes and AIA Group Ltd. Shares of TotalEnergies, a French integrated oil and natural gas producer, fell after the company reported weaker-than-expected earnings for the fourth quarter of 2023. Shares of Dassault Systemes, a French software developer, fell after reporting weaker-than-expected results during the period. Shares of AIA Group, a Hong Kong life and health insurance provider, fell amid investor concerns about the company’s lack of growth in new business.
Leading individual contributors to relative performance included the Fund’s overweight positions in Taiwan Semiconductor Manufacturing Co., 3i Group PLC and Safran. Shares of Taiwan Semiconductor Manufacturing rose amid broad demand for semiconductors and related technologies during the period. Shares of 3i Group, a U.K. financial asset management company, rose after the company reported better-than-expected earnings for its fiscal third quarter. Shares of Safran, a French aerospace and defense manufacturer, rose amid increased government demand for military hardware.
HOW WAS THE FUND POSITIONED?
By harnessing the insights of more than 80 regional research analysts around the world, the Fund’s portfolio managers sought to build a high-conviction, benchmark-agnostic portfolio of growth, value and unique companies, whose future prospects, the portfolio managers believed, were under-appreciated by the market and thus possessed the potential to deliver higher-than-expected earnings that could have a positive effect on their share prices.

22	J.P. Morgan International Equity Funds	April 30, 2024

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	4.5%
2.	Shell plc	4.4
3.	Tencent Holdings Ltd. (China)	4.4
4.	Samsung Electronics Co. Ltd. (South Korea)	3.6
5.	BP plc	3.2
6.	ASML Holding NV (Netherlands)	3.0
7.	Safran SA (France)	2.7
8.	LVMH Moet Hennessy Louis Vuitton SE (France)	2.5
9.	Lloyds Banking Group plc (United Kingdom)	2.5
10.	RELX plc (United Kingdom)	2.5

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Japan	15.1%
United States	14.4
France	13.1
United Kingdom	9.8
China	6.8
Canada	5.6
South Korea	4.7
Taiwan	4.5
Netherlands	4.0
Sweden	2.9
Singapore	2.4
Denmark	2.1
Australia	1.8
Belgium	1.7
Italy	1.6
Indonesia	1.6
Spain	1.5
India	1.2
Mexico	1.2
Short-Term Investments	4.0

April 30, 2024	J.P. Morgan International Equity Funds	23

JPMorgan International Focus Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 30, 2011
With Sales Charge **		10.59%	2.63%	4.36%	4.35%
Without Sales Charge		16.70	8.33	5.49	4.91
CLASS C SHARES	November 30, 2011
With CDSC ***		15.42	6.79	4.96	4.49
Without CDSC		16.42	7.79	4.96	4.49
CLASS I SHARES	November 30, 2011	16.82	8.61	5.76	5.20
CLASS R2 SHARES	November 30, 2011	16.52	8.00	5.18	4.61
CLASS R5 SHARES	November 30, 2011	16.93	8.75	5.87	5.31
CLASS R6 SHARES	November 30, 2011	16.94	8.81	5.96	5.40

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE (4/30/14 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Focus Fund and the MSCI ACWI ex USA Index (net total return) from April 30, 2014 to April 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI ex USA Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI ACWI ex USA Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed and emerging markets, excluding the U.S. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation,

24	J.P. Morgan International Equity Funds	April 30, 2024

any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

April 30, 2024	J.P. Morgan International Equity Funds	25

JPMorgan International Hedged Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	12.47%
MSCI EAFE Index (net total return)	18.63%
ICE BofA 3-Month US Treasury Bill Index	2.66%
Net Assets as of 4/30/2024 (In Thousands)	$159,050
INVESTMENT OBJECTIVE**
The JPMorgan International Hedged Equity Fund (the “Fund”) seeks to provide capital appreciation.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class I Shares underperformed the MSCI EAFE Index (net total return) (the “Benchmark”) and outperformed the ICE BofA 3-Month U.S. Treasury Bill Index for the six months ended April October 31, 2023. The Fund’s options hedge allowed the Fund to generally perform as designed during the reporting period with about 67% of the Benchmark’s volatility.
The Fund’s security selection in the consumer staples sector and technology - software sectors was a leading detractor from performance relative to the Benchmark. The Fund’s allocation to equity futures securities, which were not held in the Benchmark, also detracted from relative performance. The Fund’s security selection in the pharmaceutical/medical technology sector and the technology – semiconductors & hardware sector was a leading contributor to relative performance.
By country, the Fund’s security selection in Germany and Australia was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in Japan and Italy was a leading contributor to relative performance.
Leading individual detractors from relative performance included the Fund’s overweight positions in position in Vinci SA, RWE AG and T&D Holdings Inc., and its underweight position in Rolls-Royce Holdings PLC. Shares of Vinci, a French
construction and engineering company, rallied before the Fund was able to increase its allocation to the stock. Shares of RWE AG, a German electric utility, fell amid investor concerns about the impact of elevated interest rates on government regulated utilities. Shares of Rolls-Royce Holdings, a U.K. aerospace and defense manufacturer not held in the Fund, rose after the company reported better-than-expected earnings and sales during the period. Shares of T&D Holdings, a Japanese life and health insurer, fell amid general weakness in Japan’s financial sector.
Leading individual contributors to relative performance included the Fund’s overweight positions in 3i Group PLC, Tokyo Electron Ltd. and Lonza Group AG. Shares of 3i Group, a U.K. private equity and venture capital manager, rose after the company reported better-than-expected earnings for the its fiscal third quarter. Shares of Tokyo Electron, a Japanese semiconductor materials and equipment manufacturer, rose amid surging global demand for semiconductors and related technologies. Shares of Lonza Group, a Swiss supplier to the pharmaceutical and health care sectors, rose amid a broader rally in the biopharmaceuticals sector.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers continued to focus on security selection to build a portfolio of international equities. They used bottom-up fundamental research to identify what they believed were attractively priced securities of companies with solid financial positions that possessed the potential to increase their earnings faster than their industry peers.

26	J.P. Morgan International Equity Funds	April 30, 2024

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Novo Nordisk A/S, Class B (Denmark)	3.2%
2.	ASML Holding NV (Netherlands)	2.7
3.	Nestle SA (Registered)	2.3
4.	Shell plc	2.0
5.	LVMH Moet Hennessy Louis Vuitton SE (France)	2.0
6.	AstraZeneca plc (United Kingdom)	1.9
7.	Toyota Motor Corp. (Japan)	1.6
8.	Roche Holding AG	1.5
9.	BP plc	1.4
10.	Allianz SE (Registered) (Germany)	1.4

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Japan	22.6%
France	12.7
United States	12.2
United Kingdom	11.9
Germany	7.8
Australia	6.1
Netherlands	4.7
Switzerland	4.7
Denmark	3.6
Sweden	2.5
Spain	2.1
Hong Kong	1.4
Italy	1.3
Singapore	1.1
Others (each less than 1.0%)	2.7
Short-Term Investments	2.6

April 30, 2024	J.P. Morgan International Equity Funds	27

JPMorgan International Hedged Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	March 15, 2019
With Sales Charge **		6.49%	0.60%	2.42%	2.65%
Without Sales Charge		12.36	6.16	3.53	3.73
CLASS C SHARES	March 15, 2019
With CDSC ***		11.05	4.59	3.00	3.21
Without CDSC		12.05	5.59	3.00	3.21
CLASS I SHARES	March 15, 2019	12.47	6.45	3.79	4.00
CLASS R5 SHARES	March 15, 2019	12.54	6.60	3.94	4.15
CLASS R6 SHARES	March 15, 2019	12.64	6.69	4.05	4.25

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
LIFE OF FUND PERFORMANCE (3/15/19 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The Fund commenced operations on March 15, 2019.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Hedged Equity Fund, the MSCI EAFE Index (net total return) and the ICE BofA 3-Month US Treasury Bill Index from March 15, 2019 to April 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The performance of the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a

28	J.P. Morgan International Equity Funds	April 30, 2024

component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, noninfringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

April 30, 2024	J.P. Morgan International Equity Funds	29

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.9%
Australia — 4.9%
BHP Group Ltd.	263	7,200
BlueScope Steel Ltd.	122	1,782
Glencore plc	806	4,690
JB Hi-Fi Ltd.	30	1,184
New Hope Corp. Ltd.	355	1,033
QBE Insurance Group Ltd.	125	1,428
Rio Tinto Ltd.	56	4,692
Rio Tinto plc	52	3,508
Whitehaven Coal Ltd.	262	1,295
		26,812
Austria — 1.1%
ANDRITZ AG	20	1,091
Erste Group Bank AG	40	1,863
OMV AG	29	1,377
Telekom Austria AG	172	1,483
		5,814
Belgium — 0.5%
Ageas SA	25	1,176
Proximus SADP	77	569
Solvay SA (a)	32	1,023
		2,768
China — 0.9%
BOC Hong Kong Holdings Ltd.	639	1,959
TI Fluid Systems plc (b)	603	1,037
Yangzijiang Shipbuilding Holdings Ltd.	1,402	1,800
		4,796
Denmark — 1.2%
D/S Norden A/S	22	934
Danske Bank A/S	73	2,086
ISS A/S	47	876
Jyske Bank A/S (Registered)	10	827
Spar Nord Bank A/S	46	818
Sydbank A/S	17	863
		6,404
Finland — 1.6%
Konecranes OYJ	29	1,523
Nokia OYJ	667	2,425
Nordea Bank Abp	248	2,881
UPM-Kymmene OYJ	60	2,094
		8,923
INVESTMENTS	SHARES (000)	VALUE ($000)

France — 10.0%
AXA SA	140	4,841
BNP Paribas SA	74	5,315
Carrefour SA	81	1,367
Cie de Saint-Gobain SA	47	3,680
Cie Generale des Etablissements Michelin SCA	69	2,656
Coface SA	85	1,310
Credit Agricole SA	165	2,556
Eiffage SA	11	1,222
Engie SA *	198	3,430
Eurazeo SE *	15	1,366
Orange SA	170	1,896
Renault SA	45	2,208
Rexel SA	44	1,146
Rubis SCA	39	1,351
SCOR SE	36	1,165
Sodexo SA	13	1,108
Television Francaise 1 SA	139	1,267
TotalEnergies SE	155	11,265
Trigano SA	8	1,177
Unibail-Rodamco-Westfield, REIT *	18	1,505
Vallourec SA *	100	1,728
Vicat SACA	28	1,036
		54,595
Georgia — 0.3%
Bank of Georgia Group plc	21	1,375
Germany — 9.8%
Allianz SE (Registered)	26	7,463
Bayerische Motoren Werke AG	28	3,081
Bilfinger SE * (a)	24	1,130
Commerzbank AG	165	2,449
Continental AG	18	1,174
Daimler Truck Holding AG	61	2,759
Deutsche Bank AG (Registered)	218	3,483
Deutsche Telekom AG (Registered)	243	5,565
E.ON SE	234	3,091
Freenet AG	21	582
Fresenius SE & Co. KGaA	58	1,741
Heidelberg Materials AG	23	2,303
HOCHTIEF AG	16	1,691
Hornbach Holding AG & Co. KGaA	14	1,092
LEG Immobilien SE *	20	1,707
Mercedes-Benz Group AG	63	4,768
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan International Equity Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2	991
SAF-Holland SE	76	1,470
Schaeffler AG (Preference)	90	528
Talanx AG	16	1,225
Traton SE	40	1,400
TUI AG *	137	966
Volkswagen AG (Preference)	24	2,864
		53,523
Hong Kong — 0.8%
Link, REIT	380	1,631
Pacific Basin Shipping Ltd.	3,041	1,053
Prudential plc	89	772
United Laboratories International Holdings Ltd. (The)	944	1,114
		4,570
Ireland — 1.3%
AerCap Holdings NV *	26	2,191
AIB Group plc	260	1,346
Cairn Homes plc	523	881
Glenveagh Properties plc * (b)	591	804
Greencore Group plc *	1,120	1,832
		7,054
Israel — 0.2%
Plus500 Ltd.	33	886
Italy — 6.1%
Assicurazioni Generali SpA	81	1,980
Azimut Holding SpA	22	572
Banca Monte dei Paschi di Siena SpA *	229	1,106
Banco BPM SpA	226	1,482
BFF Bank SpA (b)	69	883
Buzzi SpA	29	1,034
Danieli & C Officine Meccaniche SpA	43	1,110
Eni SpA	202	3,241
Intesa Sanpaolo SpA	1,361	5,093
Iveco Group NV	95	1,195
Maire Tecnimont SpA	133	1,104
Mediobanca Banca di Credito Finanziario SpA	93	1,315
Pirelli & C SpA (b)	196	1,239
Poste Italiane SpA (b)	126	1,605
Saipem SpA *	773	1,773
Saras SpA	704	1,322
UniCredit SpA	124	4,551
INVESTMENTS	SHARES (000)	VALUE ($000)

Italy — continued
Unipol Gruppo SpA	214	1,922
Webuild SpA	433	1,087
		33,614
Japan — 22.7%
Chiba Bank Ltd. (The)	98	830
Concordia Financial Group Ltd.	226	1,220
Cosmo Energy Holdings Co. Ltd.	43	2,075
Credit Saison Co. Ltd.	89	1,635
ENEOS Holdings, Inc.	411	1,898
Fujikura Ltd.	160	2,753
Gunma Bank Ltd. (The)	202	1,228
Hitachi Ltd.	55	5,056
Honda Motor Co. Ltd.	374	4,253
Inpex Corp. (a)	135	2,016
Isuzu Motors Ltd.	115	1,456
ITOCHU Corp.	96	4,349
Japan Airlines Co. Ltd.	66	1,171
JFE Holdings, Inc.	123	1,831
Kamigumi Co. Ltd.	23	495
Kandenko Co. Ltd.	85	947
Komatsu Ltd.	92	2,762
Marubeni Corp.	173	3,077
Mitsubishi Corp.	299	6,833
Mitsubishi Estate Co. Ltd.	141	2,593
Mitsubishi UFJ Financial Group, Inc.	825	8,220
Mitsui & Co. Ltd.	74	3,548
Mitsui Fudosan Co. Ltd.	229	2,330
Mizuho Financial Group, Inc.	203	3,920
MS&AD Insurance Group Holdings, Inc.	155	2,794
Nippon Steel Corp.	100	2,249
Niterra Co. Ltd.	42	1,364
Nomura Real Estate Holdings, Inc.	54	1,515
ORIX Corp.	115	2,354
SBI Sumishin Net Bank Ltd.	84	1,262
Sekisui House Ltd.	64	1,462
Shimamura Co. Ltd.	24	1,203
Shizuoka Financial Group, Inc.	91	848
SKY Perfect JSAT Holdings, Inc.	230	1,353
Sojitz Corp.	68	1,751
Sompo Holdings, Inc.	114	2,262
Subaru Corp.	82	1,824
Sumitomo Corp.	91	2,383
Sumitomo Electric Industries Ltd.	118	1,821
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	31

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Sumitomo Forestry Co. Ltd. (a)	62	1,916
Sumitomo Mitsui Financial Group, Inc.	90	5,095
Sumitomo Realty & Development Co. Ltd.	58	2,021
Suzuki Motor Corp.	219	2,553
Toho Gas Co. Ltd.	50	1,271
Tokio Marine Holdings, Inc.	33	1,049
Tokyo Gas Co. Ltd.	79	1,769
Tokyo Steel Manufacturing Co. Ltd.	133	1,415
Toyota Motor Corp.	386	8,800
Toyota Tsusho Corp.	41	2,613
Tsubakimoto Chain Co.	40	1,384
Yokohama Rubber Co. Ltd. (The)	51	1,340
		124,167
Netherlands — 2.7%
ABN AMRO Bank NV, CVA (b)	94	1,501
Aegon Ltd.	267	1,666
ASR Nederland NV	29	1,476
ING Groep NV	288	4,552
Koninklijke Heijmans N.V., CVA *	100	1,874
NN Group NV	59	2,737
OCI NV	46	1,224
		15,030
Norway — 2.0%
Aker Solutions ASA	231	871
DNB Bank ASA	89	1,558
Equinor ASA	100	2,648
Frontline plc	46	1,091
Hoegh Autoliners ASA	125	1,312
Norwegian Air Shuttle ASA *	1,023	1,328
SpareBank 1 Nord Norge	74	672
SpareBank 1 SR-Bank ASA	43	518
Wallenius Wilhelmsen ASA	110	1,107
		11,105
Singapore — 1.6%
DBS Group Holdings Ltd.	85	2,167
Hafnia Ltd.	160	1,204
Oversea-Chinese Banking Corp. Ltd.	277	2,879
United Overseas Bank Ltd.	109	2,426
		8,676
South Africa — 0.7%
Anglo American plc	115	3,762
INVESTMENTS	SHARES (000)	VALUE ($000)

Spain — 3.3%
Applus Services SA	81	1,100
Banco Bilbao Vizcaya Argentaria SA	421	4,554
Banco de Sabadell SA	849	1,621
Banco Santander SA	1,273	6,195
CaixaBank SA	400	2,108
Repsol SA	154	2,418
		17,996
Sweden — 2.2%
Ambea AB (b)	185	1,063
Betsson AB, Class B *	84	924
Loomis AB	31	797
NCC AB, Class B	89	1,085
Skandinaviska Enskilda Banken AB, Class A	151	1,981
Svenska Handelsbanken AB, Class A	154	1,323
Swedbank AB, Class A	100	1,917
Tele2 AB, Class B	167	1,553
Volvo Car AB *	430	88
Volvo Car AB, Class B *	430	1,335
		12,066
Switzerland — 4.4%
Aryzta AG *	520	984
Novartis AG (Registered)	153	14,875
UBS Group AG (Registered)	134	3,530
Zurich Insurance Group AG	10	4,844
		24,233
United Kingdom — 10.3%
3i Group plc	110	3,927
Aviva plc	292	1,694
Balfour Beatty plc	249	1,128
Barclays plc	1,539	3,881
Beazley plc	140	1,161
Bellway plc	29	917
Centrica plc	1,259	2,011
Currys plc *	1,302	1,004
Direct Line Insurance Group plc	713	1,655
Harbour Energy plc	272	971
Hiscox Ltd.	69	1,064
HSBC Holdings plc	1,022	8,855
IG Group Holdings plc	56	519
Inchcape plc	120	1,198
Indivior plc *	60	1,081
International Consolidated Airlines Group SA *	490	1,068
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan International Equity Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Investec plc	232	1,471
ITV plc	1,379	1,210
J Sainsbury plc	449	1,474
JD Sports Fashion plc	472	676
JET2 plc	54	973
Kier Group plc	696	1,164
Lloyds Banking Group plc	4,866	3,140
Man Group plc	271	868
Marks & Spencer Group plc	541	1,723
Mitie Group plc	948	1,386
NatWest Group plc	676	2,551
Paragon Banking Group plc	180	1,606
Premier Foods plc	451	912
Shaftesbury Capital plc, REIT	504	844
Taylor Wimpey plc	756	1,238
Tesco plc	578	2,133
TP ICAP Group plc	421	1,091
		56,594
United States — 9.3%
BP plc	1,209	7,794
GSK plc	297	6,158
Holcim AG	49	4,137
Roche Holding AG	26	6,262
Sanofi SA	19	1,892
Shell plc	29	1,038
Shell plc	437	15,538
Signify NV (b)	35	948
Stellantis NV	191	4,223
Swiss Re AG	18	1,913
Tenaris SA	74	1,221
		51,124
Total Common Stocks (Cost $425,581)		535,887
Short-Term Investments — 0.9%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (c) (d)(Cost $1,527)	1,527	1,527
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (c) (d)	2,000	2,000
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	1,142	1,142
Total Investment of Cash Collateral from Securities Loaned (Cost $3,142)		3,142
Total Short-Term Investments (Cost $4,669)		4,669
Total Investments — 98.8% (Cost $430,250)		540,556
Other Assets Less Liabilities — 1.2%		6,771
NET ASSETS — 100.0%		547,327

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $3,002.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	33

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	21.3%
Oil, Gas & Consumable Fuels	10.8
Insurance	9.3
Automobiles	7.1
Pharmaceuticals	5.8
Metals & Mining	5.8
Trading Companies & Distributors	5.2
Capital Markets	2.9
Machinery	2.8
Automobile Components	2.3
Construction & Engineering	2.1
Real Estate Management & Development	1.9
Diversified Telecommunication Services	1.8
Multi-Utilities	1.6
Construction Materials	1.6
Household Durables	1.3
Financial Services	1.3
Consumer Staples Distribution & Retail	1.2
Energy Equipment & Services	1.0
Others (each less than 1.0%)	12.0
Short-Term Investments	0.9
Futures contracts outstanding as of April 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	17	06/13/2024	JPY	2,939	39
EURO STOXX 50 Index	78	06/21/2024	EUR	4,061	(90)
FTSE 100 Index	26	06/21/2024	GBP	2,651	33
					(18)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan International Equity Funds	April 30, 2024

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.6%
Brazil — 10.3%
Itau Unibanco Holding SA, ADR	19,923	120,534
MercadoLibre, Inc. *	120	175,036
NU Holdings Ltd., Class A *	14,445	156,875
Petroleo Brasileiro SA, ADR	6,366	102,617
Raia Drogasil SA	14,747	72,819
WEG SA	13,913	106,317
		734,198
China — 22.3%
Alibaba Group Holding Ltd., ADR	1,330	99,588
Budweiser Brewing Co. APAC Ltd. (a)	15,846	22,045
Contemporary Amperex Technology Co. Ltd., Class A	1,696	47,352
Fuyao Glass Industry Group Co. Ltd., Class A	10,248	70,338
H World Group Ltd., ADR	2,366	86,842
Jiangsu Hengli Hydraulic Co. Ltd., Class A	7,262	51,037
Kweichow Moutai Co. Ltd., Class A	431	100,784
Midea Group Co. Ltd., Class A	9,599	92,160
NetEase, Inc., ADR	63	5,863
NetEase, Inc.	5,213	97,710
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,306	96,681
Shenzhou International Group Holdings Ltd.	9,575	94,118
Silergy Corp.	2,740	36,390
Tencent Holdings Ltd.	8,987	394,370
Wanhua Chemical Group Co. Ltd., Class A	6,693	81,857
Wuliangye Yibin Co. Ltd., Class A	4,667	96,362
Yum China Holdings, Inc.	3,057	111,612
		1,585,109
Hong Kong — 3.5%
AIA Group Ltd.	19,409	142,156
Techtronic Industries Co. Ltd.	6,581	90,945
Techtronic Industries Co. Ltd.	1,219	16,845
		249,946
India — 12.5%
Apollo Hospitals Enterprise Ltd.	480	34,126
Asian Paints Ltd.	1,076	37,020
Bajaj Finance Ltd.	986	81,780
Bharti Airtel Ltd.	6,679	105,714
Britannia Industries Ltd. *	441	25,193
HDFC Bank Ltd.	7,310	132,762
HDFC Life Insurance Co. Ltd. (a)	4,923	34,366
Infosys Ltd., ADR	1,269	21,197
Infosys Ltd.	3,205	54,119
INVESTMENTS	SHARES (000)	VALUE ($000)

India — continued
ITC Ltd.	16,144	84,181
Kotak Mahindra Bank Ltd.	4,850	94,262
MakeMyTrip Ltd. *	508	33,607
Tata Consultancy Services Ltd.	1,510	68,906
UltraTech Cement Ltd.	650	77,486
		884,719
Indonesia — 3.3%
Bank Central Asia Tbk. PT	200,671	120,660
Bank Rakyat Indonesia Persero Tbk. PT	372,011	112,609
		233,269
Macau — 0.8%
Sands China Ltd. *	25,314	59,706
Mexico — 5.7%
Fomento Economico Mexicano SAB de CV, ADR	697	82,014
Grupo Financiero Banorte SAB de CV, Class O	12,126	120,280
Grupo Mexico SAB de CV	11,985	74,061
Wal-Mart de Mexico SAB de CV	33,652	125,427
		401,782
Panama — 1.1%
Copa Holdings SA, Class A	812	77,579
Portugal — 1.4%
Jeronimo Martins SGPS SA	4,778	98,298
South Africa — 4.5%
Bid Corp. Ltd.	2,822	64,714
Capitec Bank Holdings Ltd.	816	101,059
FirstRand Ltd.	23,013	79,445
Shoprite Holdings Ltd.	5,685	75,846
		321,064
South Korea — 9.5%
Kia Corp.	1,608	136,241
Samsung Electronics Co. Ltd.	7,052	392,002
SK Hynix, Inc.	1,196	147,604
		675,847
Spain — 2.4%
Banco Bilbao Vizcaya Argentaria SA	15,616	168,868
Taiwan — 16.1%
ASE Technology Holding Co. Ltd.	11,195	50,362
Chailease Holding Co. Ltd.	16,042	84,607
Delta Electronics, Inc.	7,900	77,367
MediaTek, Inc.	2,241	67,569
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	35

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — continued
Realtek Semiconductor Corp.	2,975	46,931
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,606	632,619
Taiwan Semiconductor Manufacturing Co. Ltd.	5,546	132,792
Wiwynn Corp.	742	52,785
		1,145,032
Turkey — 3.8%
Aselsan Elektronik Sanayi ve Ticaret A/S	24,082	45,172
BIM Birlesik Magazalar A/S	6,031	72,057
KOC Holding A/S	10,071	70,313
Yapi ve Kredi Bankasi A/S	82,281	82,394
		269,936
United States — 2.4%
EPAM Systems, Inc. *	172	40,536
Estee Lauder Cos., Inc. (The), Class A	391	57,344
Globant SA *	245	43,778
Las Vegas Sands Corp.	684	30,327
		171,985
Total Common Stocks (Cost $5,450,465)		7,077,338
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (b) (c)(Cost $20,060)	20,055	20,059
Total Investments — 99.9% (Cost $5,470,525)		7,097,397
Other Assets Less Liabilities — 0.1%		8,532
NET ASSETS — 100.0%		7,105,929

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
PT	Limited liability company
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2024.
Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	17.0%
Semiconductors & Semiconductor Equipment	15.7
Consumer Staples Distribution & Retail	7.2
Technology Hardware, Storage & Peripherals	6.3
Interactive Media & Services	5.6
Hotels, Restaurants & Leisure	4.5
Beverages	4.2
Broadline Retail	3.9
IT Services	3.2
Insurance	2.5
Financial Services	2.3
Machinery	2.2
Electrical Equipment	2.2
Automobiles	1.9
Chemicals	1.7
Wireless Telecommunication Services	1.5
Entertainment	1.5
Oil, Gas & Consumable Fuels	1.4
Health Care Equipment & Supplies	1.4
Textiles, Apparel & Luxury Goods	1.3
Household Durables	1.3
Tobacco	1.2
Consumer Finance	1.1
Passenger Airlines	1.1
Construction Materials	1.1
Electronic Equipment, Instruments & Components	1.1
Metals & Mining	1.0
Automobile Components	1.0
Industrial Conglomerates	1.0
Others (each less than 1.0%)	2.3
Short-Term Investments	0.3
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan International Equity Funds	April 30, 2024

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.8%
Austria — 0.1%
Raiffeisen Bank International AG	48	888
Brazil — 5.6%
Atacadao SA	762	1,641
B3 SA - Brasil Bolsa Balcao	2,842	5,883
Banco Bradesco SA (Preference)	550	1,486
Banco do Brasil SA	1,305	6,911
BB Seguridade Participacoes SA	137	852
Centrais Eletricas Brasileiras SA	529	3,856
Cia Energetica de Minas Gerais (Preference)	1,017	1,901
Energisa SA	103	893
Gerdau SA (Preference)	1,447	5,082
Itau Unibanco Holding SA (Preference)	1,098	6,639
Itausa SA (Preference)	2,295	4,226
Klabin SA (Preference)	981	871
Localiza Rent a Car SA	481	4,543
Lojas Renner SA	837	2,467
MercadoLibre, Inc. *	1	1,163
Petroleo Brasileiro SA (Preference)	2,923	23,596
Porto Seguro SA	165	952
Raia Drogasil SA	875	4,320
Suzano SA	509	5,727
TIM SA, ADR	307	5,235
Transmissora Alianca de Energia Eletrica S/A	136	921
Vale SA, ADR	1,106	13,457
Vibra Energia SA	195	882
WEG SA	518	3,958
		107,462
Chile — 0.2%
Banco Santander Chile, ADR	243	4,372
China — 26.8%
Agricultural Bank of China Ltd., Class H	2,319	1,034
Aier Eye Hospital Group Co. Ltd., Class A	515	913
Airtac International Group	28	995
Alibaba Group Holding Ltd.	4,702	44,030
Amoy Diagnostics Co. Ltd., Class A	192	576
Anker Innovations Technology Co. Ltd., Class A	100	1,187
ANTA Sports Products Ltd.	366	4,148
Baidu, Inc., ADR *	70	7,202
Baidu, Inc., Class A *	53	687
Bank of China Ltd., Class H	16,471	7,387
BeiGene Ltd. *	173	2,049
BOC Aviation Ltd. (a)	94	748
INVESTMENTS	SHARES (000)	VALUE ($000)

China — continued
BOE Technology Group Co. Ltd., Class A	5,480	3,284
BYD Co. Ltd., Class H	232	6,360
BYD Electronic International Co. Ltd.	556	1,873
CGN Power Co. Ltd., Class H (a)	3,191	1,070
Chacha Food Co. Ltd., Class A	288	1,485
China Construction Bank Corp., Class H	33,282	21,533
China International Capital Corp. Ltd., Class H (a)	1,179	1,422
China Life Insurance Co. Ltd., Class H	2,649	3,489
China Longyuan Power Group Corp. Ltd., Class H	2,865	2,007
China Merchants Bank Co. Ltd., Class A	289	1,360
China Merchants Bank Co. Ltd., Class H	2,143	9,281
China Oilfield Services Ltd., Class H	2,838	3,035
China Overseas Land & Investment Ltd.	2,223	4,089
China Pacific Insurance Group Co. Ltd., Class H	1,573	3,447
China Petroleum & Chemical Corp., Class H	6,534	3,900
China Resources Gas Group Ltd.	584	1,837
China Resources Land Ltd.	1,176	4,229
China Resources Mixc Lifestyle Services Ltd. (a)	405	1,424
China Shenhua Energy Co. Ltd., Class H	313	1,297
China Yangtze Power Co. Ltd., Class A	1,400	4,977
Chongqing Brewery Co. Ltd., Class A	146	1,416
Contemporary Amperex Technology Co. Ltd., Class A	61	1,689
COSCO SHIPPING Holdings Co. Ltd., Class A	660	1,071
CSPC Pharmaceutical Group Ltd.	4,702	3,861
DaShenLin Pharmaceutical Group Co. Ltd., Class A	328	983
ENN Energy Holdings Ltd.	451	3,845
Flat Glass Group Co. Ltd., Class H	682	1,643
Focus Media Information Technology Co. Ltd., Class A	989	884
Foxconn Industrial Internet Co. Ltd., Class A	1,006	3,319
Fuyao Glass Industry Group Co. Ltd., Class H (a)	1,011	6,054
Ganfeng Lithium Group Co. Ltd. (a) (b)	194	570
GF Securities Co. Ltd., Class H	873	869
GRG Banking Equipment Co. Ltd., Class A	541	885
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	33	175
H World Group Ltd., ADR	20	734
H World Group Ltd.	1,456	5,419
Haier Smart Home Co. Ltd., Class H	1,886	6,986
Haitian International Holdings Ltd.	318	1,036
Hongfa Technology Co. Ltd., Class A	511	2,005
Huaibei Mining Holdings Co. Ltd., Class A	980	2,602
Huayu Automotive Systems Co. Ltd., Class A	886	2,008
Imeik Technology Development Co. Ltd., Class A	18	517
Industrial & Commercial Bank of China Ltd., Class H	17,689	9,485
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	37

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,248	4,909
Innovent Biologics, Inc. * (a)	174	840
iQIYI, Inc., ADR *	478	2,320
Jason Furniture Hangzhou Co. Ltd., Class A	367	1,686
JD Health International, Inc. * (a)	224	765
JD.com, Inc., Class A	768	11,072
Jiangsu Expressway Co. Ltd., Class H	1,160	1,138
Jiangsu Hengli Hydraulic Co. Ltd., Class A	339	2,381
Kanzhun Ltd., ADR	82	1,622
KE Holdings, Inc., ADR	68	1,035
Kingdee International Software Group Co. Ltd. *	926	977
Kuaishou Technology * (a)	156	1,090
Kunlun Energy Co. Ltd.	2,596	2,517
Kweichow Moutai Co. Ltd., Class A	27	6,415
Lenovo Group Ltd.	2,528	2,843
Li Auto, Inc., Class A *	365	4,784
Luzhou Laojiao Co. Ltd., Class A	46	1,170
Meituan * (a)	1,351	18,445
Midea Group Co. Ltd., Class A	423	4,064
Montage Technology Co. Ltd., Class A	329	2,283
NetEase, Inc.	704	13,200
New Oriental Education & Technology Group, Inc. *	203	1,610
Oppein Home Group, Inc., Class A	68	583
PDD Holdings, Inc., ADR *	172	21,480
PetroChina Co. Ltd., Class H	8,746	8,149
PICC Property & Casualty Co. Ltd., Class H	3,664	4,552
Ping An Insurance Group Co. of China Ltd., Class H	2,507	11,362
Satellite Chemical Co. Ltd., Class A *	493	1,306
Shanghai Baosight Software Co. Ltd., Class A	279	1,572
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	118	4,950
Shenzhen Transsion Holdings Co. Ltd., Class A	55	1,086
Shenzhou International Group Holdings Ltd.	379	3,727
Silergy Corp.	250	3,320
Sinopharm Group Co. Ltd., Class H	356	898
Sinotruk Hong Kong Ltd.	359	893
Skshu Paint Co. Ltd., Class A *	187	875
Sunny Optical Technology Group Co. Ltd.	113	544
Suzhou Maxwell Technologies Co. Ltd., Class A	55	866
Tencent Holdings Ltd.	1,889	82,882
Tencent Music Entertainment Group, ADR *	205	2,570
Tianqi Lithium Corp., Class H	188	722
Tingyi Cayman Islands Holding Corp.	1,040	1,148
Trip.com Group Ltd., ADR *	79	3,798
INVESTMENTS	SHARES (000)	VALUE ($000)

China — continued
Trip.com Group Ltd. *	53	2,584
Vipshop Holdings Ltd., ADR	122	1,835
Wanhua Chemical Group Co. Ltd., Class A	128	1,566
Weichai Power Co. Ltd., Class H	2,009	4,105
Wuliangye Yibin Co. Ltd., Class A	110	2,267
Wuxi Biologics Cayman, Inc. * (a)	539	935
Xiamen C & D, Inc., Class A	1,368	1,871
Xiaomi Corp., Class B * (a)	1,305	2,846
Xinyi Solar Holdings Ltd.	2,170	1,493
XPeng, Inc., ADR * (b)	115	939
XPeng, Inc., Class A *	94	382
Yankuang Energy Group Co. Ltd., Class H	412	894
Yifeng Pharmacy Chain Co. Ltd., Class A	171	1,031
Yum China Holdings, Inc.	176	6,596
Yum China Holdings, Inc.	46	1,674
Yutong Bus Co. Ltd., Class A	436	1,538
Zhejiang Dingli Machinery Co. Ltd., Class A	382	3,445
Zhejiang Expressway Co. Ltd., Class H	2,542	1,662
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	223	1,038
Zhejiang Weixing New Building Materials Co. Ltd., Class A	794	1,920
Zhongji Innolight Co. Ltd., Class A	122	3,057
Zhuzhou CRRC Times Electric Co. Ltd., Class H	979	3,510
Zijin Mining Group Co. Ltd., Class H	3,124	6,815
ZTO Express Cayman, Inc. (b)	79	1,680
		510,543
Colombia — 0.2%
Bancolombia SA, ADR	66	2,167
Ecopetrol SA, ADR (b)	207	2,403
		4,570
Czech Republic — 0.1%
Komercni Banka A/S *	74	2,745
Greece — 0.6%
Alpha Services and Holdings SA *	539	910
Hellenic Telecommunications Organization SA	241	3,662
Mytilineos SA	46	1,850
National Bank of Greece SA *	245	1,979
OPAP SA	148	2,472
Piraeus Financial Holdings SA *	237	947
		11,820
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan International Equity Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — 0.2%
Sino Biopharmaceutical Ltd.	2,271	776
Techtronic Industries Co. Ltd.	168	2,322
		3,098
Hungary — 0.6%
MOL Hungarian Oil & Gas plc	233	1,908
OTP Bank Nyrt.	146	7,258
Richter Gedeon Nyrt.	104	2,641
		11,807
India — 17.6%
Aarti Industries Ltd.	255	2,261
ABB India Ltd.	17	1,362
Apollo Hospitals Enterprise Ltd.	63	4,479
Ashok Leyland Ltd.	419	965
Asian Paints Ltd.	65	2,234
Aurobindo Pharma Ltd.	126	1,733
Axis Bank Ltd.	712	9,937
Bajaj Auto Ltd.	18	1,876
Bajaj Finance Ltd.	59	4,873
Bank of Baroda	235	789
Bharat Electronics Ltd.	793	2,217
Bharat Petroleum Corp. Ltd.	177	1,287
Bharti Airtel Ltd.	420	6,641
Biocon Ltd.	573	2,049
Britannia Industries Ltd. *	91	5,216
Canara Bank	133	988
Cholamandalam Investment and Finance Co. Ltd.	145	2,072
Cipla Ltd.	119	1,987
Coal India Ltd.	386	2,099
Coforge Ltd.	13	781
Colgate-Palmolive India Ltd.	30	1,011
Cummins India Ltd.	78	3,067
Dabur India Ltd.	160	973
Delhivery Ltd. *	140	753
Dr Reddy's Laboratories Ltd.	96	7,138
Eicher Motors Ltd.	126	6,943
GAIL India Ltd.	583	1,458
Godrej Properties Ltd. *	23	727
Havells India Ltd.	44	884
HCL Technologies Ltd.	237	3,866
HDFC Bank Ltd., ADR	2	86
HDFC Bank Ltd.	983	17,843
HDFC Life Insurance Co. Ltd. (a)	661	4,613
Hero MotoCorp Ltd.	23	1,235
INVESTMENTS	SHARES (000)	VALUE ($000)

India — continued
Hindalco Industries Ltd.	358	2,757
Hindustan Aeronautics Ltd. (a)	21	979
Hindustan Petroleum Corp. Ltd.	220	1,303
Hindustan Unilever Ltd.	287	7,654
ICICI Bank Ltd.	1,560	21,500
Indian Oil Corp. Ltd.	659	1,331
Indian Railway Catering & Tourism Corp. Ltd.	69	854
Infosys Ltd., ADR (b)	1,083	18,103
InterGlobe Aviation Ltd. * (a)	83	3,958
ITC Ltd.	1,426	7,438
Jindal Steel & Power Ltd.	102	1,134
Kotak Mahindra Bank Ltd.	527	10,248
Larsen & Toubro Ltd.	220	9,455
Lupin Ltd.	51	1,009
Mahindra & Mahindra Ltd.	456	11,753
Maruti Suzuki India Ltd.	74	11,350
Max Healthcare Institute Ltd.	357	3,589
NMDC Ltd.	1,039	3,151
NTPC Ltd.	1,112	4,835
Oil & Natural Gas Corp. Ltd.	805	2,718
Petronet LNG Ltd.	1,081	4,012
Power Finance Corp. Ltd.	206	1,085
Power Grid Corp. of India Ltd.	1,054	3,800
Reliance Industries Ltd.	912	32,026
Samvardhana Motherson International Ltd.	1,163	1,821
Shree Cement Ltd.	6	1,773
Shriram Finance Ltd.	232	7,083
State Bank of India	474	4,685
Sun Pharmaceutical Industries Ltd.	50	894
Supreme Industries Ltd.	20	1,231
Tata Consultancy Services Ltd.	331	15,110
Tata Consumer Products Ltd.	234	3,103
Tata Motors Ltd.	559	6,738
Tata Power Co. Ltd. (The)	392	2,105
Tata Steel Ltd.	1,402	2,763
Titan Co. Ltd.	21	892
Trent Ltd.	59	3,093
Triveni Turbine Ltd.	166	1,069
Tube Investments of India Ltd.	23	1,011
UltraTech Cement Ltd.	57	6,842
Vedanta Ltd.	238	1,138
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	39

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
WNS Holdings Ltd. *	11	477
Zomato Ltd. *	490	1,131
		335,444
Indonesia — 2.0%
Bank Central Asia Tbk. PT	22,599	13,589
Bank Mandiri Persero Tbk. PT	12,700	5,368
Bank Rakyat Indonesia Persero Tbk. PT	31,520	9,541
Telkom Indonesia Persero Tbk. PT	30,628	5,937
United Tractors Tbk. PT	2,465	3,757
		38,192
Kuwait — 0.2%
National Bank of Kuwait SAKP	1,336	3,743
Malaysia — 0.8%
CIMB Group Holdings Bhd.	4,061	5,613
Malayan Banking Bhd.	1,141	2,325
Petronas Chemicals Group Bhd.	2,065	2,934
Public Bank Bhd.	3,858	3,327
		14,199
Mexico — 3.0%
Alfa SAB de CV, Class A	1,226	898
America Movil SAB de CV	5,689	5,420
Banco del Bajio SA (a)	249	921
Cemex SAB de CV *	2,973	2,351
Coca-Cola Femsa SAB de CV	201	1,989
Fomento Economico Mexicano SAB de CV	477	5,604
Grupo Aeroportuario del Sureste SAB de CV, Class B	175	6,035
Grupo Financiero Banorte SAB de CV, Class O	1,071	10,626
Grupo Mexico SAB de CV	1,310	8,097
Kimberly-Clark de Mexico SAB de CV, Class A	2,101	4,386
Regional SAB de CV	342	3,073
Southern Copper Corp. (b)	10	1,127
Wal-Mart de Mexico SAB de CV	1,948	7,261
		57,788
Panama — 0.1%
Copa Holdings SA, Class A	19	1,788
Peru — 0.4%
Credicorp Ltd.	50	8,304
Philippines — 0.4%
Ayala Land, Inc.	3,719	1,843
Bank of the Philippine Islands	899	1,985
INVESTMENTS	SHARES (000)	VALUE ($000)

Philippines — continued
BDO Unibank, Inc.	824	2,115
SM Investments Corp.	62	1,015
		6,958
Poland — 0.7%
Bank Polska Kasa Opieki SA	22	896
Dino Polska SA * (a)	50	4,766
Powszechna Kasa Oszczednosci Bank Polski SA	202	3,005
Powszechny Zaklad Ubezpieczen SA	299	3,765
		12,432
Qatar — 0.6%
Industries Qatar QSC	1,023	3,431
Ooredoo QPSC	321	881
Qatar National Bank QPSC	2,046	7,790
		12,102
Russia — 0.0% ^
Gazprom PJSC ‡ *	4,581	233
GMK Norilskiy Nickel PAO, ADR ‡ *	—	—
GMK Norilskiy Nickel PAO ‡	4,097	175
Magnitogorsk Iron & Steel Works PJSC ‡ *	3,146	36
Novatek PJSC ‡	165	50
Rosneft Oil Co. PJSC ‡	833	55
Sberbank of Russia PJSC ‡	3,172	89
Severstal PAO, GDR ‡ * (a)	329	106
		744
Saudi Arabia — 3.7%
Al Rajhi Bank	730	15,527
Alinma Bank	669	5,933
Almarai Co. JSC	177	2,674
Bupa Arabia for Cooperative Insurance Co.	16	1,026
Dr Sulaiman Al Habib Medical Services Group Co.	12	984
Etihad Etisalat Co.	310	4,300
Mouwasat Medical Services Co.	30	1,067
SABIC Agri-Nutrients Co.	93	2,855
Saudi Arabian Mining Co. *	79	1,072
Saudi Arabian Oil Co. (a)	774	6,203
Saudi Basic Industries Corp.	369	8,317
Saudi National Bank (The)	1,269	12,707
Saudi Telecom Co.	713	7,153
		69,818
South Africa — 3.2%
Absa Group Ltd.	412	3,180
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan International Equity Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Africa — continued
Aspen Pharmacare Holdings Ltd.	82	976
Bid Corp. Ltd.	247	5,674
Bidvest Group Ltd. (The)	371	4,856
Capitec Bank Holdings Ltd.	50	6,135
Clicks Group Ltd.	346	5,357
Discovery Ltd.	220	1,405
FirstRand Ltd.	2,022	6,982
Gold Fields Ltd.	208	3,372
Impala Platinum Holdings Ltd.	333	1,482
Naspers Ltd., Class N	45	8,702
Sanlam Ltd.	869	3,142
Shoprite Holdings Ltd.	277	3,702
Standard Bank Group Ltd. (b)	589	5,531
		60,496
South Korea — 12.5%
BGF retail Co. Ltd.	16	1,558
CJ CheilJedang Corp.	4	1,040
Coway Co. Ltd.	69	2,759
Doosan Bobcat, Inc.	25	926
Hana Financial Group, Inc.	161	6,776
Hankook Tire & Technology Co. Ltd.	60	2,536
Hanwha Aerospace Co. Ltd.	7	1,020
HL Mando Co. Ltd.	46	1,301
HMM Co. Ltd.	78	896
Hugel, Inc. *	13	1,941
Hyundai Glovis Co. Ltd.	35	4,632
Hyundai Marine & Fire Insurance Co. Ltd.	71	1,605
Hyundai Mobis Co. Ltd.	35	5,796
Hyundai Motor Co.	57	10,169
Kakao Corp.	24	820
KB Financial Group, Inc.	159	8,644
Kia Corp.	118	10,012
KIWOOM Securities Co. Ltd.	26	2,442
Koh Young Technology, Inc.	63	735
Korea Investment Holdings Co. Ltd.	18	890
Korean Air Lines Co. Ltd.	159	2,394
Krafton, Inc. *	5	910
Kumho Petrochemical Co. Ltd.	11	1,074
LG Chem Ltd.	21	5,927
LG Energy Solution Ltd. *	2	684
Lotte Chemical Corp.	20	1,540
NAVER Corp.	39	5,171
NCSoft Corp.	4	477
INVESTMENTS	SHARES (000)	VALUE ($000)

South Korea — continued
Orion Corp.	19	1,289
POSCO Holdings, Inc.	20	5,744
Samsung Biologics Co. Ltd. * (a)	9	5,335
Samsung C&T Corp.	23	2,432
Samsung E&A Co. Ltd. *	136	2,579
Samsung Electro-Mechanics Co. Ltd.	22	2,451
Samsung Electronics Co. Ltd.	1,531	85,087
Samsung Fire & Marine Insurance Co. Ltd.	15	3,271
Samsung Securities Co. Ltd.	31	837
Shinhan Financial Group Co. Ltd.	197	6,632
SK Hynix, Inc.	182	22,467
SK IE Technology Co. Ltd. * (a)	27	1,165
SK Innovation Co. Ltd. *	8	616
SK Telecom Co. Ltd.	109	4,021
SK, Inc.	14	1,680
SKC Co. Ltd. *	30	2,361
SM Entertainment Co. Ltd.	33	1,901
S-Oil Corp.	83	4,327
		238,870
Taiwan — 16.8%
Accton Technology Corp.	256	3,586
Advantech Co. Ltd.	403	4,685
ASE Technology Holding Co. Ltd.	1,270	5,713
Asustek Computer, Inc.	314	4,117
AUO Corp.	5,035	2,815
Cathay Financial Holding Co. Ltd.	1,276	1,973
Chailease Holding Co. Ltd.	1,030	5,431
Chunghwa Telecom Co. Ltd.	1,432	5,443
CTBC Financial Holding Co. Ltd.	10,090	10,531
Delta Electronics, Inc.	466	4,569
E.Sun Financial Holding Co. Ltd.	7,396	6,215
eMemory Technology, Inc.	32	2,151
Evergreen Marine Corp. Taiwan Ltd.	271	1,577
Fubon Financial Holding Co. Ltd.	2,619	5,541
Gigabyte Technology Co. Ltd.	73	658
Hon Hai Precision Industry Co. Ltd.	2,361	11,239
Largan Precision Co. Ltd.	77	5,133
MediaTek, Inc.	372	11,216
Mega Financial Holding Co. Ltd.	3,125	3,830
Nan Ya Plastics Corp.	1,465	2,544
Nien Made Enterprise Co. Ltd.	231	2,700
Novatek Microelectronics Corp.	101	1,908
Pegatron Corp.	657	1,961
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	41

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — continued
President Chain Store Corp.	440	3,700
Quanta Computer, Inc.	1,342	10,531
Realtek Semiconductor Corp.	388	6,121
Taiwan Cement Corp.	982	965
Taiwan Mobile Co. Ltd.	1,029	3,284
Taiwan Semiconductor Manufacturing Co. Ltd.	6,803	162,892
Tong Yang Industry Co. Ltd.	239	870
Uni-President Enterprises Corp.	2,857	6,701
United Microelectronics Corp.	2,988	4,591
Vanguard International Semiconductor Corp.	466	1,221
Wistron Corp.	569	1,950
Wiwynn Corp.	48	3,400
Yageo Corp.	104	1,984
Yuanta Financial Holding Co. Ltd.	6,943	6,513
		320,259
Thailand — 1.5%
Bangkok Dusit Medical Services PCL, NVDR	3,767	2,942
Bumrungrad Hospital PCL	149	984
CP ALL PCL	1,008	1,559
Indorama Ventures PCL	1,932	1,240
Kasikornbank PCL	231	810
PTT Exploration & Production PCL	1,312	5,539
PTT Global Chemical PCL	2,146	2,116
PTT PCL	3,333	3,035
SCB X PCL	910	2,616
Siam Cement PCL (The) (Registered)	552	3,709
Thai Oil PCL	2,832	4,127
		28,677
Turkey — 1.2%
BIM Birlesik Magazalar A/S	350	4,180
Ford Otomotiv Sanayi A/S	53	1,824
KOC Holding A/S	731	5,103
Turk Hava Yollari AO *	502	5,055
Turkiye Petrol Rafinerileri A/S	351	2,125
Yapi ve Kredi Bankasi A/S	4,169	4,175
		22,462
United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	408	926
Abu Dhabi Islamic Bank PJSC	318	965
Aldar Properties PJSC	1,328	1,975
Dubai Islamic Bank PJSC	2,143	3,245
Emaar Properties PJSC *	3,397	7,593
INVESTMENTS	SHARES (000)	VALUE ($000)

United Arab Emirates — continued
Emirates NBD Bank PJSC	1,045	4,838
Emirates Telecommunications Group Co. PJSC	856	3,964
First Abu Dhabi Bank PJSC	653	2,217
		25,723
United Kingdom — 0.1%
Anglogold Ashanti plc	114	2,617
United States — 0.2%
Genpact Ltd.	40	1,215
Globant SA *	6	1,161
Parade Technologies Ltd.	70	1,585
		3,961
Total Common Stocks (Cost $1,733,504)		1,921,882
Short-Term Investments — 0.6%
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (c) (d)	9,978	9,979
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	1,495	1,495
Total Investment of Cash Collateral from Securities Loaned (Cost $11,475)		11,474
Total Investments — 101.4% (Cost $1,744,979)		1,933,356
Liabilities in Excess of Other Assets — (1.4)%		(26,451)
NET ASSETS — 100.0%		1,906,905

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan International Equity Funds	April 30, 2024

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $10,512.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2024.
Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	18.1%
Semiconductors & Semiconductor Equipment	12.0
Technology Hardware, Storage & Peripherals	6.3
Oil, Gas & Consumable Fuels	6.1
Interactive Media & Services	5.1
Broadline Retail	4.6
Automobiles	3.9
Metals & Mining	3.2
Insurance	2.6
Consumer Staples Distribution & Retail	2.4
Hotels, Restaurants & Leisure	2.2
Chemicals	2.2
IT Services	2.0
Electronic Equipment, Instruments & Components	1.8
Wireless Telecommunication Services	1.5
Food Products	1.4
Diversified Telecommunication Services	1.4
Machinery	1.3
Real Estate Management & Development	1.2
Automobile Components	1.1
Entertainment	1.1
Industrial Conglomerates	1.1
Pharmaceuticals	1.1
Financial Services	1.0
Beverages	1.0
Household Durables	1.0
Others (each less than 1.0%)	12.7
Short-Term Investments	0.6
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	43

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 94.7%
Australia — 1.9%
Rio Tinto plc	142	9,625
Austria — 0.6%
ANDRITZ AG	56	3,057
Denmark — 6.5%
Novo Nordisk A/S, Class B	233	29,852
Royal Unibrew A/S *	46	3,473
		33,325
France — 21.8%
Air Liquide SA	67	13,170
Cie Generale des Etablissements Michelin SCA	245	9,415
Engie SA * (a)	302	5,242
Gaztransport Et Technigaz SA	46	6,366
Legrand SA	69	7,104
LVMH Moet Hennessy Louis Vuitton SE	2	1,934
Publicis Groupe SA	75	8,283
Safran SA	41	8,856
Sodexo SA	96	8,389
SPIE SA	223	8,114
Thales SA	31	5,139
TotalEnergies SE	208	15,066
Vallourec SA *	307	5,277
Vinci SA	76	8,933
		111,288
Germany — 9.6%
Allianz SE (Registered)	37	10,355
CTS Eventim AG & Co. KGaA	86	7,548
DWS Group GmbH & Co. KGaA (b)	104	4,402
Heidelberg Materials AG	58	5,833
KION Group AG	129	5,959
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	18	7,791
Scout24 SE (b)	41	3,016
TeamViewer SE * (b)	329	4,344
		49,248
Ireland — 3.4%
AIB Group plc	1,106	5,725
Bank of Ireland Group plc	585	6,240
Glanbia plc	277	5,281
		17,246
Italy — 9.6%
Buzzi SpA	129	4,657
INVESTMENTS	SHARES (000)	VALUE ($000)

Italy — continued
Coca-Cola HBC AG	210	6,770
Iveco Group NV	416	5,209
Prysmian SpA	152	8,238
Ryanair Holdings plc, ADR	57	7,816
Saipem SpA *	1,604	3,681
UniCredit SpA	342	12,566
		48,937
Netherlands — 5.9%
Adyen NV * (b)	4	5,103
ASML Holding NV	12	10,759
ASR Nederland NV	106	5,298
Koninklijke KPN NV	1,298	4,716
Pluxee NV *	133	4,103
		29,979
Norway — 1.4%
Aker Solutions ASA	757	2,853
Norwegian Air Shuttle ASA *	3,463	4,498
		7,351
South Korea — 0.6%
Delivery Hero SE * (b)	109	3,043
Spain — 5.6%
Banco Bilbao Vizcaya Argentaria SA	776	8,386
Banco Santander SA	2,159	10,504
Industria de Diseno Textil SA (a)	217	9,891
		28,781
Sweden — 4.3%
AAK AB	250	6,418
Atlas Copco AB, Class A	302	5,292
Hemnet Group AB	115	2,991
Volvo AB, Class B	285	7,259
		21,960
Switzerland — 0.8%
Accelleron Industries AG	101	3,923
United Kingdom — 11.2%
3i Group plc	175	6,245
Auto Trader Group plc (b)	537	4,658
Barratt Developments plc	1,165	6,583
Cranswick plc	67	3,604
Intermediate Capital Group plc	205	5,355
Marks & Spencer Group plc	2,014	6,415
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan International Equity Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Melrose Industries plc	629	4,939
Rolls-Royce Holdings plc *	1,008	5,170
Taylor Wimpey plc	3,927	6,435
Whitbread plc	204	8,048
		57,452
United States — 11.5%
GSK plc	629	13,045
Nestle SA (Registered)	101	10,127
Schneider Electric SE	40	9,149
Shell plc	740	26,328
		58,649
Total Common Stocks (Cost $376,957)		483,864
Short-Term Investments — 4.8%
Investment Companies — 2.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (c) (d)(Cost $11,378)	11,375	11,377
Investment of Cash Collateral from Securities Loaned — 2.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)(Cost $12,963)	12,963	12,963
Total Short-Term Investments (Cost $24,341)		24,340
Total Investments — 99.5% (Cost $401,298)		508,204
Other Assets Less Liabilities — 0.5%		2,763
NET ASSETS — 100.0%		510,967

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $12,094.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2024.
Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Oil, Gas & Consumable Fuels	9.4%
Banks	8.5
Pharmaceuticals	8.4
Electrical Equipment	5.6
Machinery	5.3
Food Products	5.0
Aerospace & Defense	4.7
Insurance	4.6
Hotels, Restaurants & Leisure	3.8
Capital Markets	3.2
Chemicals	2.6
Household Durables	2.6
Passenger Airlines	2.4
Commercial Services & Supplies	2.4
Energy Equipment & Services	2.3
Semiconductors & Semiconductor Equipment	2.1
Interactive Media & Services	2.1
Construction Materials	2.1
Beverages	2.0
Specialty Retail	1.9
Metals & Mining	1.9
Automobile Components	1.9
Construction & Engineering	1.8
Media	1.6
Entertainment	1.5
Consumer Staples Distribution & Retail	1.3
Multi-Utilities	1.0
Financial Services	1.0
Others (each less than 1.0%)	2.2
Short-Term Investments	4.8
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	45

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	240	06/21/2024	EUR	12,494	(129)
FTSE 100 Index	69	06/21/2024	GBP	7,034	145
					16

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan International Equity Funds	April 30, 2024

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.0%
Australia — 4.1%
BHP Group Ltd.	2,482	68,080
BHP Group Ltd.	490	13,543
Goodman Group, REIT	1,496	30,226
Rio Tinto Ltd.	285	23,703
Rio Tinto plc	633	42,790
		178,342
Austria — 0.7%
Erste Group Bank AG	678	31,638
Belgium — 1.3%
KBC Group NV	738	54,830
Denmark — 4.2%
Carlsberg A/S, Class B	415	55,820
Novo Nordisk A/S, Class B	991	127,128
		182,948
Finland — 0.5%
Nordea Bank Abp	2,080	24,373
France — 17.3%
Air Liquide SA	351	68,595
Airbus SE	291	47,823
Capgemini SE	170	35,692
Cie Generale des Etablissements Michelin SCA	1,461	56,112
Dassault Systemes SE	1,100	43,183
Engie SA * (a)	2,456	42,645
Legrand SA	482	49,560
L'Oreal SA	104	48,956
LVMH Moet Hennessy Louis Vuitton SE	120	98,479
Pernod Ricard SA	238	35,992
Safran SA	285	61,892
Societe Generale SA	1,082	29,140
TotalEnergies SE	942	68,362
Vinci SA (a)	510	59,795
		746,226
Germany — 5.8%
Allianz SE (Registered)	191	54,036
Deutsche Boerse AG	260	50,175
Deutsche Post AG	673	28,181
Infineon Technologies AG	1,148	39,842
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	114	50,095
SAP SE	160	28,891
		251,220
INVESTMENTS	SHARES (000)	VALUE ($000)

Hong Kong — 1.8%
AIA Group Ltd.	6,076	44,504
Techtronic Industries Co. Ltd.	2,320	32,061
		76,565
Italy — 1.7%
UniCredit SpA	1,966	72,176
Japan — 21.8%
Ajinomoto Co., Inc.	554	20,576
Bridgestone Corp.	987	43,531
Daikin Industries Ltd.	318	43,445
Hitachi Ltd.	861	79,409
Hoya Corp.	448	51,953
ITOCHU Corp.	1,010	45,575
Keyence Corp.	174	76,652
Mitsubishi UFJ Financial Group, Inc.	5,082	50,627
Mitsui Fudosan Co. Ltd.	5,068	51,575
Nippon Telegraph & Telephone Corp.	56,840	61,368
Recruit Holdings Co. Ltd.	1,088	46,840
Shimano, Inc.	284	46,170
Shin-Etsu Chemical Co. Ltd.	1,806	69,912
Sony Group Corp.	815	67,353
Terumo Corp.	3,335	56,579
Tokio Marine Holdings, Inc.	2,737	86,513
Tokyo Electron Ltd.	205	44,900
		942,978
Macau — 0.4%
Sands China Ltd. *	7,577	17,871
Netherlands — 5.1%
ASML Holding NV	152	132,398
Heineken NV	355	34,593
Koninklijke KPN NV	14,307	51,993
		218,984
Singapore — 1.8%
DBS Group Holdings Ltd.	3,035	77,252
South Korea — 1.2%
Samsung Electronics Co. Ltd., GDR (b)	21	30,351
Samsung Electronics Co. Ltd., GDR (c)	15	20,679
		51,030
Spain — 1.4%
Industria de Diseno Textil SA (a)	1,341	61,048
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	47

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — 3.7%
Atlas Copco AB, Class A	2,870	50,271
Sandvik AB (a)	1,753	34,938
Svenska Handelsbanken AB, Class A	708	6,071
Volvo AB, Class B	2,733	69,570
		160,850
Switzerland — 1.2%
Cie Financiere Richemont SA (Registered)	364	50,374
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	373	51,163
United Kingdom — 12.3%
3i Group plc	2,326	83,113
AstraZeneca plc	663	100,338
Diageo plc	1,125	38,893
InterContinental Hotels Group plc	573	55,841
Lloyds Banking Group plc	94,743	61,146
London Stock Exchange Group plc	468	51,595
Next plc	369	41,401
RELX plc	1,689	69,444
SSE plc	1,464	30,420
		532,191
United States — 10.5%
BP plc	11,561	74,515
Ferguson plc	176	37,044
Nestle SA (Registered)	1,094	109,848
Sanofi SA (a)	574	56,728
Shell plc	3,888	138,225
Stellantis NV (a)	1,737	38,428
		454,788
Total Common Stocks (Cost $3,092,177)		4,236,847
Short-Term Investments — 5.5%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (d) (e)(Cost $47,063)	47,049	47,059
Investment of Cash Collateral from Securities Loaned — 4.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (d) (e)	170,983	171,000
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (d) (e)	19,140	19,140
Total Investment of Cash Collateral from Securities Loaned (Cost $190,140)		190,140
Total Short-Term Investments (Cost $237,203)		237,199
Total Investments — 103.5% (Cost $3,329,380)		4,474,046
Liabilities in Excess of Other Assets — (3.5)%		(151,607)
NET ASSETS — 100.0%		4,322,439

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $176,921.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of April 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan International Equity Funds	April 30, 2024

Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	9.1%
Pharmaceuticals	6.4
Oil, Gas & Consumable Fuels	6.3
Semiconductors & Semiconductor Equipment	6.0
Insurance	5.3
Machinery	4.2
Capital Markets	4.1
Beverages	3.7
Textiles, Apparel & Luxury Goods	3.3
Metals & Mining	3.3
Chemicals	3.1
Food Products	2.9
Professional Services	2.6
Diversified Telecommunication Services	2.5
Aerospace & Defense	2.5
Health Care Equipment & Supplies	2.4
Automobile Components	2.2
Trading Companies & Distributors	1.8
Industrial Conglomerates	1.8
Electronic Equipment, Instruments & Components	1.7
Hotels, Restaurants & Leisure	1.6
Software	1.6
Household Durables	1.5
Specialty Retail	1.4
Construction & Engineering	1.3
Real Estate Management & Development	1.2
Technology Hardware, Storage & Peripherals	1.1
Electrical Equipment	1.1
Personal Care Products	1.1
Leisure Products	1.0
Building Products	1.0
Multi-Utilities	1.0
Others (each less than 1.0%)	4.6
Short-Term Investments	5.3
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	49

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.1%
Australia — 1.8%
BHP Group Ltd.	1,009	27,869
Belgium — 1.8%
KBC Group NV	364	27,047
Canada — 5.7%
Alimentation Couche-Tard, Inc.	493	27,305
Canadian National Railway Co.	277	33,691
Intact Financial Corp.	161	26,482
		87,478
China — 6.9%
JD.com, Inc., ADR	687	19,852
Tencent Holdings Ltd.	1,543	67,703
Yum China Holdings, Inc.	480	17,510
		105,065
Denmark — 2.2%
Novo Nordisk A/S, Class B	259	33,146
France — 13.3%
Air Liquide SA	112	22,051
Cie Generale des Etablissements Michelin SCA	560	21,512
Dassault Systemes SE	585	22,965
Engie SA * (a)	1,263	21,922
LVMH Moet Hennessy Louis Vuitton SE	47	38,675
Safran SA	192	41,604
Vinci SA	293	34,304
		203,033
India — 1.3%
HDFC Bank Ltd., ADR	333	19,156
Indonesia — 1.6%
Bank Central Asia Tbk. PT	40,076	24,097
Italy — 1.7%
UniCredit SpA	695	25,501
Japan — 15.4%
Daikin Industries Ltd.	137	18,740
Hitachi Ltd.	258	23,840
Hoya Corp.	161	18,724
Keyence Corp.	56	24,407
Mitsubishi UFJ Financial Group, Inc.	2,450	24,404
Mitsui Fudosan Co. Ltd.	1,964	19,990
Shin-Etsu Chemical Co. Ltd.	738	28,563
Sony Group Corp.	295	24,382
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
Terumo Corp.	1,136	19,270
Tokio Marine Holdings, Inc.	1,018	32,172
		234,492
Mexico — 1.3%
Wal-Mart de Mexico SAB de CV	5,125	19,100
Netherlands — 4.1%
ASML Holding NV	54	46,969
Heineken NV	156	15,229
		62,198
Singapore — 2.4%
DBS Group Holdings Ltd.	1,438	36,609
South Korea — 4.8%
Kia Corp.	203	17,218
Samsung Electronics Co. Ltd.	1,010	56,143
		73,361
Spain — 1.5%
Industria de Diseno Textil SA (a)	502	22,870
Sweden — 2.9%
Atlas Copco AB, Class A	1,459	25,554
Volvo AB, Class B	740	18,827
		44,381
Taiwan — 4.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	511	70,118
United Kingdom — 10.1%
3i Group plc	1,013	36,197
Diageo plc	472	16,326
InterContinental Hotels Group plc	246	23,946
Lloyds Banking Group plc	59,457	38,372
RELX plc	928	38,179
		153,020
United States — 14.7%
BP plc	7,615	49,084
Ferguson plc	179	37,696
Linde plc (a)	69	30,166
Nestle SA (Registered)	376	37,790
Shell plc	1,933	68,722
		223,458
Total Common Stocks (Cost $1,164,318)		1,491,999
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan International Equity Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 4.1%
Investment Companies — 1.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (b) (c)(Cost $22,305)	22,299	22,303
Investment of Cash Collateral from Securities Loaned — 2.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (b) (c)	35,396	35,400
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	4,436	4,436
Total Investment of Cash Collateral from Securities Loaned (Cost $39,836)		39,836
Total Short-Term Investments (Cost $62,141)		62,139
Total Investments — 102.2% (Cost $1,226,459)		1,554,138
Liabilities in Excess of Other Assets — (2.2)%		(32,789)
NET ASSETS — 100.0%		1,521,349

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $37,333.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2024.
Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Banks	12.6%
Oil, Gas & Consumable Fuels	7.6
Semiconductors & Semiconductor Equipment	7.5
Chemicals	5.2
Interactive Media & Services	4.3
Insurance	3.8
Technology Hardware, Storage & Peripherals	3.6
Consumer Staples Distribution & Retail	3.0
Machinery	2.8
Aerospace & Defense	2.7
Hotels, Restaurants & Leisure	2.7
Textiles, Apparel & Luxury Goods	2.5
Professional Services	2.5
Health Care Equipment & Supplies	2.4
Food Products	2.4
Trading Companies & Distributors	2.4
Capital Markets	2.3
Construction & Engineering	2.2
Ground Transportation	2.2
Pharmaceuticals	2.1
Beverages	2.0
Metals & Mining	1.8
Electronic Equipment, Instruments & Components	1.6
Household Durables	1.6
Industrial Conglomerates	1.5
Software	1.5
Specialty Retail	1.5
Multi-Utilities	1.4
Automobile Components	1.4
Real Estate Management & Development	1.3
Broadline Retail	1.3
Building Products	1.2
Automobiles	1.1
Short-Term Investments	4.0
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	51

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 95.0%
Australia — 6.0%
ANZ Group Holdings Ltd.	22	401
Aurizon Holdings Ltd.	27	66
BHP Group Ltd.	55	1,518
Brambles Ltd.	15	145
Commonwealth Bank of Australia	10	754
Dexus, REIT	16	74
Glencore plc	21	123
Goodman Group, REIT	35	704
GPT Group (The), REIT	35	94
Insurance Australia Group Ltd.	58	242
Macquarie Group Ltd.	4	432
Medibank Pvt Ltd.	105	240
Mirvac Group, REIT	122	160
National Australia Bank Ltd.	25	535
QBE Insurance Group Ltd.	38	437
Rio Tinto Ltd.	16	1,359
Rio Tinto plc	8	531
Santos Ltd.	84	411
Wesfarmers Ltd.	7	285
Westpac Banking Corp.	25	413
Woodside Energy Group Ltd.	7	118
Woolworths Group Ltd.	25	506
		9,548
Austria — 0.2%
Erste Group Bank AG	7	321
Belgium — 0.5%
Anheuser-Busch InBev SA	6	348
KBC Group NV (a)	5	413
		761
China — 0.5%
BOC Hong Kong Holdings Ltd.	99	303
Prosus NV	16	527
		830
Denmark — 3.6%
Carlsberg A/S, Class B (a)	5	717
Novo Nordisk A/S, Class B (a)	39	4,991
		5,708
Finland — 0.8%
Nokia OYJ (a)	30	108
Nordea Bank Abp (a)	95	1,103
		1,211
INVESTMENTS	SHARES (000)	VALUE ($000)

France — 12.5%
Air Liquide SA (a)	10	1,919
Airbus SE (a)	6	1,065
AXA SA	7	241
BNP Paribas SA (a)	18	1,278
Capgemini SE (a)	7	1,397
Cie Generale des Etablissements Michelin SCA	16	627
Dassault Systemes SE	8	305
Engie SA *	71	1,238
Kering SA (a)	1	247
Legrand SA	12	1,244
L'Oreal SA (a)	2	859
LVMH Moet Hennessy Louis Vuitton SE (a)	4	3,147
Orange SA	61	683
Pernod Ricard SA (a)	5	737
Safran SA (a)	7	1,532
Societe Generale SA (a)	28	753
TotalEnergies SE (a)	15	1,054
Vinci SA (a)	13	1,566
		19,892
Germany — 7.7%
adidas AG (a)	2	464
Allianz SE (Registered) (a)	8	2,227
BASF SE	2	80
Bayer AG (Registered) (a)	6	183
Brenntag SE (a)	2	129
Deutsche Post AG (a)	21	880
Deutsche Telekom AG (Registered) (a)	54	1,232
E.ON SE	36	483
Infineon Technologies AG (a)	31	1,090
Mercedes-Benz Group AG	4	289
Merck KGaA (a)	1	204
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (a)	2	988
RWE AG (a)	21	728
SAP SE (a)	10	1,728
Siemens AG (Registered)	7	1,305
Symrise AG	1	91
Zalando SE * (b)	6	165
		12,266
Hong Kong — 1.4%
AIA Group Ltd.	114	833
CK Asset Holdings Ltd.	42	181
CLP Holdings Ltd.	10	79
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan International Equity Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
Hong Kong Exchanges & Clearing Ltd.	13	400
Link, REIT	18	77
Prudential plc	36	312
Sun Hung Kai Properties Ltd.	18	166
Techtronic Industries Co. Ltd.	15	214
		2,262
Ireland — 0.5%
Kingspan Group plc	6	535
Kingspan Group plc	3	284
		819
Italy — 1.3%
Enel SpA (a)	25	165
FinecoBank Banca Fineco SpA (a)	39	596
UniCredit SpA	34	1,236
		1,997
Japan — 22.3%
AGC, Inc.	5	196
Ajinomoto Co., Inc.	19	710
Asahi Group Holdings Ltd.	20	674
Asahi Kasei Corp.	29	201
Bridgestone Corp.	19	838
Central Japan Railway Co.	30	681
Daiichi Sankyo Co. Ltd.	35	1,165
Daikin Industries Ltd.	5	655
Daiwa House Industry Co. Ltd.	8	214
Denso Corp.	44	757
Dentsu Group, Inc.	22	606
Fuji Electric Co. Ltd.	4	255
Hitachi Ltd.	17	1,522
Honda Motor Co. Ltd.	13	152
Hoya Corp.	8	951
ITOCHU Corp.	27	1,196
Keyence Corp.	3	1,231
Komatsu Ltd.	2	72
Konami Group Corp.	6	368
Kyowa Kirin Co. Ltd.	24	406
Mitsubishi Corp.	68	1,564
Mitsubishi UFJ Financial Group, Inc.	56	554
Mitsui Fudosan Co. Ltd.	88	901
Murata Manufacturing Co. Ltd.	40	722
NIDEC Corp.	2	112
Nintendo Co. Ltd.	6	293
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
Nippon Paint Holdings Co. Ltd.	13	81
Nippon Steel Corp.	6	137
Nippon Telegraph & Telephone Corp.	771	832
Nomura Research Institute Ltd.	15	358
ORIX Corp.	31	637
Osaka Gas Co. Ltd.	12	271
Otsuka Corp.	26	521
Pan Pacific International Holdings Corp.	7	169
Recruit Holdings Co. Ltd.	11	478
Renesas Electronics Corp.	21	346
Shimadzu Corp.	6	149
Shimano, Inc.	2	374
Shin-Etsu Chemical Co. Ltd.	34	1,308
Shionogi & Co. Ltd.	12	556
Shiseido Co. Ltd.	4	99
SoftBank Group Corp.	4	212
Sony Group Corp.	16	1,339
Sumitomo Electric Industries Ltd.	44	674
Sumitomo Metal Mining Co. Ltd.	14	474
Sumitomo Mitsui Financial Group, Inc.	26	1,483
Suzuki Motor Corp.	66	773
T&D Holdings, Inc.	40	646
Takeda Pharmaceutical Co. Ltd.	4	95
Terumo Corp.	51	862
Tokio Marine Holdings, Inc.	39	1,236
Tokyo Electron Ltd.	7	1,601
Toyota Motor Corp.	111	2,525
Yamato Holdings Co. Ltd.	23	305
		35,537
Macau — 0.1%
Sands China Ltd. *	58	138
Netherlands — 4.7%
Adyen NV * (a) (b)	—	260
ASML Holding NV (a)	5	4,196
Heineken NV	3	317
Koninklijke Ahold Delhaize NV (a)	13	391
Koninklijke KPN NV (a)	205	744
NN Group NV (a)	20	945
Wolters Kluwer NV	4	604
		7,457
Singapore — 1.1%
DBS Group Holdings Ltd.	37	930
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	53

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Singapore — continued
Oversea-Chinese Banking Corp. Ltd.	17	180
Sea Ltd., ADR *	3	211
United Overseas Bank Ltd.	16	353
		1,674
South Korea — 0.1%
Delivery Hero SE * (b)	3	91
Spain — 2.0%
Banco Bilbao Vizcaya Argentaria SA	43	465
Banco Santander SA	307	1,492
Iberdrola SA	40	492
Industria de Diseno Textil SA (a)	17	793
		3,242
Sweden — 2.4%
Atlas Copco AB, Class A (a)	99	1,743
Sandvik AB	23	457
Skandinaviska Enskilda Banken AB, Class A	12	156
Volvo AB, Class B (a)	59	1,496
		3,852
Switzerland — 4.6%
Cie Financiere Richemont SA (Registered) (a)	7	941
Givaudan SA (Registered) (a)	—	209
Julius Baer Group Ltd. (a)	4	232
Lonza Group AG (Registered) (a)	2	1,272
Novartis AG (Registered) (a)	19	1,867
Sandoz Group AG * (a)	19	632
SGS SA (Registered)	6	548
Sika AG (Registered) (a)	1	196
UBS Group AG (Registered) (a)	19	492
Zurich Insurance Group AG (a)	2	962
		7,351
United Kingdom — 11.7%
3i Group plc (a)	43	1,524
AstraZeneca plc (a)	20	3,019
Barclays plc (a)	396	1,000
Berkeley Group Holdings plc (a)	13	765
British American Tobacco plc	16	467
Centrica plc	515	823
DCC plc	4	265
Diageo plc	29	1,000
HSBC Holdings plc (a)	150	1,299
InterContinental Hotels Group plc (a)	10	976
INVESTMENTS	SHARES (000)	VALUE ($000)

United Kingdom — continued
Intertek Group plc	2	116
Lloyds Banking Group plc (a)	1,577	1,018
London Stock Exchange Group plc (a)	4	433
National Grid plc	18	230
Next plc	1	160
Reckitt Benckiser Group plc (a)	10	553
RELX plc (a)	45	1,865
SSE plc	40	830
Standard Chartered plc (a)	64	550
Taylor Wimpey plc (a)	112	184
Tesco plc	208	767
Unilever plc	16	842
		18,686
United States — 11.0%
BP plc (a)	351	2,261
CSL Ltd.	4	754
GSK plc	66	1,372
Nestle SA (Registered) (a)	36	3,553
Roche Holding AG (a)	10	2,349
Sanofi SA (a)	5	462
Schneider Electric SE (a)	9	2,095
Shell plc (a)	89	3,171
Stellantis NV (a)	65	1,445
		17,462
Total Common Stocks (Cost $112,311)		151,105
	NO. OF CONTRACTS
Options Purchased — 1.1%
Put Options Purchased — 1.1%
United States — 1.1%
MSCI EAFE Index
6/28/2024 at USD 2,200.00, European Style
Notional Amount: USD 157,129
Counterparty: Exchange-Traded * (Cost $978)	689	1,723
	SHARES (000)
Short-Term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan Prime Money Market Fund Class IM Shares, 5.41% (c) (d)(Cost $4,111)	4,110	4,111
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan International Equity Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Total Investments — 98.7% (Cost $117,400)		156,939
Other Assets Less Liabilities — 1.3%		2,111
NET ASSETS — 100.0%		159,050

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2024.
Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Banks	11.2%
Pharmaceuticals	11.0
Insurance	5.9
Semiconductors & Semiconductor Equipment	4.6
Oil, Gas & Consumable Fuels	4.5
Automobiles	3.3
Textiles, Apparel & Luxury Goods	3.1
Food Products	2.7
Metals & Mining	2.6
Chemicals	2.6
Machinery	2.5
Beverages	2.4
Electrical Equipment	2.4
Professional Services	2.3
Capital Markets	2.2
Diversified Telecommunication Services	2.2
Industrial Conglomerates	2.0
Automobile Components	1.8
Trading Companies & Distributors	1.8
Multi-Utilities	1.8
Aerospace & Defense	1.7
Household Durables	1.5
IT Services	1.4
Electronic Equipment, Instruments & Components	1.3
Software	1.3
Health Care Equipment & Supplies	1.2
Personal Care Products	1.1
Index Funds	1.1
Building Products	1.1
Consumer Staples Distribution & Retail	1.1
Construction & Engineering	1.0
Electric Utilities	1.0
Others (each less than 1.0%)	9.7
Short-Term Investments	2.6
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	55

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
SPI 200 Index	15	06/20/2024	AUD	1,843	(50)
MSCI EAFE E-Mini Index	25	06/21/2024	USD	2,832	(65)
					(115)

Abbreviations
AUD	Australian Dollar
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

Written Call Options Contracts as of April 30, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
MSCI EAFE Index	Exchange-Traded	689	USD 157,129	USD 2,475.00	6/28/2024	(136)
Written Put Options Contracts as of April 30, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
MSCI EAFE Index	Exchange-Traded	689	USD 157,129	USD 1,850.00	6/28/2024	(69)
Total Written Options Contracts (Premiums Received $967)						(205)

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan International Equity Funds	April 30, 2024

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2024 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
ASSETS:
Investments in non-affiliates, at value	$535,887	$7,077,338	$1,921,882
Investments in affiliates, at value	1,527	20,059	—
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	3,142	—	11,474
Cash	464	2,515	1,465
Foreign currency, at value	271	3,301	367
Deposits at broker for futures contracts	472	—	—
Receivables:
Investment securities sold	8,506	45,606	1,011
Fund shares sold	814	5,104	5,365
Dividends from non-affiliates	3,716	6,120	3,002
Dividends from affiliates	26	161	31
Tax reclaims	1,991	374	58
Securities lending income (See Note 2.C.)	1	—	21
Total Assets	556,817	7,160,578	1,944,676
LIABILITIES:
Payables:
Investment securities purchased	1,340	21,748	3,911
Collateral received on securities loaned (See Note 2.C.)	3,142	—	11,474
Fund shares redeemed	879	15,363	12,685
Variation margin on futures contracts	54	—	—
Accrued liabilities:
Investment advisory fees	203	3,967	362
Administration fees	5	433	98
Distribution fees	50	90	—
Service fees	46	408	15
Custodian and accounting fees	13	625	345
Trustees’ and Chief Compliance Officer’s fees	—	— (a)	— (a)
Deferred foreign capital gains tax	—	11,385	8,792
Other	3,758	630	89
Total Liabilities	9,490	54,649	37,771
Net Assets	$547,327	$7,105,929	$1,906,905

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	57

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
NET ASSETS:
Paid-in-Capital	$527,023	$6,318,370	$2,160,966
Total distributable earnings (loss)	20,304	787,559	(254,061)
Total Net Assets	$547,327	$7,105,929	$1,906,905
Net Assets:
Class A	$237,130	$341,959	$—
Class C	1,472	26,313	—
Class I	49,314	1,530,986	224,267
Class L	7,421	1,163,291	—
Class R2	634	518	—
Class R3	—	13,019	—
Class R4	—	2,921	—
Class R5	64	14,995	—
Class R6	251,292	4,011,927	1,682,638
Total	$547,327	$7,105,929	$1,906,905
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	16,959	11,764	—
Class C	108	947	—
Class I	3,419	51,351	14,073
Class L	518	38,727	—
Class R2	46	18	—
Class R3	—	452	—
Class R4	—	99	—
Class R5	4	499	—
Class R6	17,643	133,756	106,211
Net Asset Value (a):
Class A — Redemption price per share	$13.98	$29.07	$—
Class C — Offering price per share (b)	13.59	27.79	—
Class I — Offering and redemption price per share	14.42	29.81	15.94
Class L — Offering and redemption price per share	14.34	30.04	—
Class R2 — Offering and redemption price per share	13.72	28.60	—
Class R3 — Offering and redemption price per share	—	28.80	—
Class R4 — Offering and redemption price per share	—	29.67	—
Class R5 — Offering and redemption price per share	14.25	30.02	—
Class R6 — Offering and redemption price per share	14.24	29.99	15.84
Class A maximum sales charge	5.25%	5.25%	— %
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$14.75	$30.68	$—
Cost of investments in non-affiliates	$425,581	$5,450,465	$1,733,504
Cost of investments in affiliates	1,527	20,060	—
Cost of foreign currency	271	3,295	364
Investment securities on loan, at value (See Note 2.C.)	3,002	—	10,512
Cost of investment of cash collateral (See Note 2.C.)	3,142	—	11,475

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan International Equity Funds	April 30, 2024

	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
ASSETS:
Investments in non-affiliates, at value	$483,864	$4,236,847	$1,491,999	$151,105
Investments in affiliates, at value	11,377	47,059	22,303	4,111
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	12,963	190,140	39,836	—
Options purchased, at value	—	—	—	1,723
Cash	839	430	45	858
Foreign currency, at value	404	225	— (a)	122
Deposits at broker for futures contracts	840	—	—	308
Receivables:
Investment securities sold	10,468	69,948	—	—
Fund shares sold	300	3,482	1,414	80
Dividends from non-affiliates	1,696	14,272	4,265	573
Dividends from affiliates	51	268	124	1
Tax reclaims	3,384	8,832	3,667	554
Securities lending income (See Note 2.C.)	— (a)	24	2	—
Total Assets	526,186	4,571,527	1,563,655	159,435
LIABILITIES:
Payables:
Investment securities purchased	1,578	54,985	—	—
Collateral received on securities loaned (See Note 2.C.)	12,963	190,140	39,836	—
Fund shares redeemed	64	1,679	1,475	51
Variation margin on futures contracts	141	—	—	44
Outstanding options written, at fair value	—	—	—	205
Accrued liabilities:
Investment advisory fees	256	1,567	630	15
Administration fees	32	130	11	—
Distribution fees	17	89	82	2
Service fees	38	199	160	30
Custodian and accounting fees	34	90	19	9
Other	96	209	93	29
Total Liabilities	15,219	249,088	42,306	385
Net Assets	$510,967	$4,322,439	$1,521,349	$159,050

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	59

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
NET ASSETS:
Paid-in-Capital	$508,825	$3,348,968	$1,351,600	$151,778
Total distributable earnings (loss)	2,142	973,471	169,749	7,272
Total Net Assets	$510,967	$4,322,439	$1,521,349	$159,050
Net Assets:
Class A	$78,557	$408,545	$357,719	$9,108
Class C	1,556	4,997	11,094	367
Class I	114,187	812,967	611,307	136,822
Class L	7,774	—	—	—
Class R2	—	3,483	2,061	—
Class R5	—	6,976	1,831	25
Class R6	308,893	3,085,471	537,337	12,728
Total	$510,967	$4,322,439	$1,521,349	$159,050
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	2,504	21,434	14,366	558
Class C	56	278	451	23
Class I	3,561	41,872	24,183	8,318
Class L	238	—	—	—
Class R2	—	182	83	—
Class R5	—	357	73	1
Class R6	9,557	158,388	21,252	772
Net Asset Value (a):
Class A — Redemption price per share	$31.38	$19.06	$24.90	$16.32
Class C — Offering price per share (b)	27.88	17.96	24.60	16.31
Class I — Offering and redemption price per share	32.07	19.42	25.28	16.45
Class L — Offering and redemption price per share	32.59	—	—	—
Class R2 — Offering and redemption price per share	—	19.11	24.69	—
Class R5 — Offering and redemption price per share	—	19.53	25.28	16.47
Class R6 — Offering and redemption price per share	32.32	19.48	25.28	16.48
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$33.12	$20.12	$26.28	$17.22
Cost of investments in non-affiliates	$376,957	$3,092,177	$1,164,318	$112,311
Cost of investments in affiliates	11,378	47,063	22,305	4,111
Cost of options purchased	—	—	—	978
Cost of foreign currency	404	229	— (c)	122
Investment securities on loan, at value (See Note 2.C.)	12,094	176,921	37,333	—
Cost of investment of cash collateral (See Note 2.C.)	12,963	190,140	39,836	—
Premiums received from options written	—	—	—	967

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
(c)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan International Equity Funds	April 30, 2024

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2024 (Unaudited)
(Amounts in thousands)

	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$10	$3	$27
Interest income from affiliates	2	—	16
Dividend income from non-affiliates	12,014	82,039	22,724
Dividend income from affiliates	272	1,154	1,056
Income from securities lending (net) (See Note 2.C.)	2	—	61
Foreign taxes withheld (net)	(1,255)	(8,247)	(2,332)
Total investment income	11,045	74,949	21,552
EXPENSES:
Investment advisory fees	1,409	24,914	2,376
Administration fees	192	2,746	712
Distribution fees:
Class A	279	435	—
Class C	6	106	—
Class R2	1	1	—
Class R3	—	16	—
Service fees:
Class A	279	435	—
Class C	2	35	—
Class I	58	2,018	260
Class L	3	603	—
Class R2	1	1	—
Class R3	—	16	—
Class R4	—	4	—
Class R5	— (a)	8	—
Custodian and accounting fees	57	1,219	654
Interest expense to affiliates	— (a)	65	44
Professional fees	69	111	60
Trustees’ and Chief Compliance Officer’s fees	13	26	16
Printing and mailing costs	42	278	41
Registration and filing fees	67	52	28
Transfer agency fees (See Note 2.I.)	13	136	20
Other	10	44	15
Total expenses	2,501	33,269	4,226
Less fees waived	(540)	(1,052)	(798)
Less expense reimbursements	(3)	(72)	— (a)
Net expenses	1,958	32,145	3,428
Net investment income (loss)	9,087	42,804	18,124

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	61

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$4,501	$(202,268)(a)	$(38,195)(b)
Investments in affiliates	4	(26)	(4)
Futures contracts	471	—	(501)
Foreign currency transactions	80	10,821	(197)
Net realized gain (loss)	5,056	(191,473)	(38,897)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	72,349	1,029,996 (c)	249,147 (d)
Investments in affiliates	(3)	(4)	(4)
Futures contracts	319	—	1,177
Foreign currency translations	(12)	(11,685)	(4)
Change in net unrealized appreciation/depreciation	72,653	1,018,307	250,316
Net realized/unrealized gains (losses)	77,709	826,834	211,419
Change in net assets resulting from operations	$86,796	$869,638	$229,543

(a)
Net of foreign capital gains tax of $(11,816).
(b)
Net of foreign capital gains tax of $(1,273).
(c)
Net of change in foreign capital gains tax of $5,553.
(d)
Net of change in foreign capital gains tax of $(6,218).
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan International Equity Funds	April 30, 2024

	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$311	$4	$—	$7
Interest income from affiliates	3	—	—	7
Dividend income from non-affiliates	7,819	63,464	20,881	2,468
Dividend income from affiliates	195	2,078	783	126
Income from securities lending (net) (See Note 2.C.)	12	309	24	—
Foreign taxes withheld (net)	(827)	(6,524)	(2,003)	(236)
Total investment income	7,513	59,331	19,685	2,372
EXPENSES:
Investment advisory fees	1,616	10,788	4,517	194
Administration fees	202	1,617	564	58
Distribution fees:
Class A	96	493	428	12
Class C	7	19	43	1
Class R2	—	8	5	—
Service fees:
Class A	96	493	428	12
Class C	2	6	14	—
Class I	136	1,001	749	176
Class L	4	—	—	—
Class R2	—	4	2	—
Class R5	—	3	1	—
Custodian and accounting fees	76	267	117	44
Interest expense to affiliates	34	23	6	3
Professional fees	76	78	47	48
Trustees’ and Chief Compliance Officer’s fees	13	21	15	12
Printing and mailing costs	8	118	53	17
Registration and filing fees	36	63	70	43
Transfer agency fees (See Note 2.I.)	11	56	37	2
Other	9	34	13	7
Total expenses	2,422	15,092	7,109	629
Less fees waived	(31)	(2,635)	(1,562)	(157)
Less expense reimbursements	— (a)	(3)	— (a)	(1)
Net expenses	2,391	12,454	5,547	471
Net investment income (loss)	5,122	46,877	14,138	1,901

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	63

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$37,943	$49,457	$20,453	$1,970
Investments in affiliates	— (a)	(2)	(3)	(2)
Options purchased	—	—	—	(3,003)
Futures contracts	775	—	—	545
Foreign currency transactions	(214)	(692)	(64)	(38)
Options written	—	—	—	(3,948)
Net realized gain (loss)	38,504	48,763	20,386	(4,476)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	62,154	598,535	193,117	20,798
Investments in affiliates	(2)	(13)	(8)	— (a)
Options purchased	—	—	—	(147)
Futures contracts	(71)	—	—	60
Foreign currency translations	(5)	(268)	(92)	(17)
Options written	—	—	—	(337)
Change in net unrealized appreciation/depreciation	62,076	598,254	193,017	20,357
Net realized/unrealized gains (losses)	100,580	647,017	213,403	15,881
Change in net assets resulting from operations	$105,702	$693,894	$227,541	$17,782

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan International Equity Funds	April 30, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$9,087	$20,049	$42,804	$71,043
Net realized gain (loss)	5,056	189	(191,473)	(228,393)
Change in net unrealized appreciation/depreciation	72,653	57,051	1,018,307	942,928
Change in net assets resulting from operations	86,796	77,289	869,638	785,578
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(10,586)	(6,454)	(4,482)	(384)
Class C	(69)	(62)	(208)	—
Class I	(2,239)	(1,187)	(24,555)	(7,387)
Class L	(352)	(233)	(19,418)	(7,477)
Class R2	(26)	(18)	(5)	—
Class R3	—	—	(162)	(23)
Class R4	—	—	(40)	(12)
Class R5	(3)	(1)	(239)	(79)
Class R6	(11,620)	(7,227)	(70,543)	(27,239)
Total distributions to shareholders	(24,895)	(15,182)	(119,652)	(42,601)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	26,167	39,275	(724,771)	(817,259)
NET ASSETS:
Change in net assets	88,068	101,382	25,215	(74,282)
Beginning of period	459,259	357,877	7,080,714	7,154,996
End of period	$547,327	$459,259	$7,105,929	$7,080,714
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	65

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$18,124	$53,489	$5,122	$12,917
Net realized gain (loss)	(38,897)	(132,105)	38,504	18,187
Change in net unrealized appreciation/depreciation	250,316	468,963	62,076	49,767
Change in net assets resulting from operations	229,543	390,347	105,702	80,871
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	—	(2,268)	(540)
Class C	—	—	(37)	(9)
Class I	(6,247)	(5,178)	(3,418)	(865)
Class L	—	—	(249)	(134)
Class R6	(53,977)	(62,562)	(11,541)	(4,738)
Total distributions to shareholders	(60,224)	(67,740)	(17,513)	(6,286)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	37,255	(1,272,844)	(75,897)	(115,491)
NET ASSETS:
Change in net assets	206,574	(950,237)	12,292	(40,906)
Beginning of period	1,700,331	2,650,568	498,675	539,581
End of period	$1,906,905	$1,700,331	$510,967	$498,675
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan International Equity Funds	April 30, 2024

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$46,877	$98,980	$14,138	$26,199
Net realized gain (loss)	48,763	27,467	20,386	22,983
Change in net unrealized appreciation/depreciation	598,254	469,105	193,017	118,909
Change in net assets resulting from operations	693,894	595,552	227,541	168,091
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(7,909)	(8,012)	(6,062)	(8,789)
Class C	(77)	(129)	(125)	(418)
Class I	(18,124)	(14,197)	(11,800)	(18,427)
Class R2	(4)	(395)	(29)	(49)
Class R5	(165)	(260)	(41)	(141)
Class R6	(75,777)	(91,479)	(11,847)	(17,325)
Total distributions to shareholders	(102,056)	(114,472)	(29,904)	(45,149)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(215,646)	(346,023)	(21,675)	127,664
NET ASSETS:
Change in net assets	376,192	135,057	175,962	250,606
Beginning of period	3,946,247	3,811,190	1,345,387	1,094,781
End of period	$4,322,439	$3,946,247	$1,521,349	$1,345,387
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	67

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan International Hedged Equity Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,901	$3,570
Net realized gain (loss)	(4,476)	(23,017)
Change in net unrealized appreciation/depreciation	20,357	32,259
Change in net assets resulting from operations	17,782	12,812
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(226)	(227)
Class C	(6)	(3)
Class I	(3,962)	(3,209)
Class R5	— (a)	(1)
Class R6	(49)	(9)
Total distributions to shareholders	(4,243)	(3,449)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	683	(25,742)
NET ASSETS:
Change in net assets	14,222	(16,379)
Beginning of period	144,828	161,207
End of period	$159,050	$144,828

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan International Equity Funds	April 30, 2024

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$17,498	$39,701	$24,328	$49,794
Distributions reinvested	10,508	6,407	4,367	374
Cost of shares redeemed	(19,768)	(32,052)	(54,015)	(115,132)
Change in net assets resulting from Class A capital transactions	8,238	14,056	(25,320)	(64,964)
Class C
Proceeds from shares issued	35	544	230	499
Distributions reinvested	59	55	197	—
Cost of shares redeemed	(456)	(1,076)	(5,785)	(12,031)
Change in net assets resulting from Class C capital transactions	(362)	(477)	(5,358)	(11,532)
Class I
Proceeds from shares issued	4,032	23,110	136,836	467,480
Distributions reinvested	2,218	1,171	22,774	6,911
Cost of shares redeemed	(5,331)	(15,875)	(408,062)	(935,975)
Change in net assets resulting from Class I capital transactions	919	8,406	(248,452)	(461,584)
Class L
Proceeds from shares issued	599	400	108,035	301,774
Distributions reinvested	332	218	18,145	7,297
Cost of shares redeemed	(575)	(829)	(284,269)	(533,564)
Change in net assets resulting from Class L capital transactions	356	(211)	(158,089)	(224,493)
Class R2
Proceeds from shares issued	36	57	68	84
Distributions reinvested	26	18	5	—
Cost of shares redeemed	(10)	(98)	(80)	(59)
Change in net assets resulting from Class R2 capital transactions	52	(23)	(7)	25
Class R3
Proceeds from shares issued	—	—	1,767	3,593
Distributions reinvested	—	—	49	9
Cost of shares redeemed	—	—	(1,636)	(4,480)
Change in net assets resulting from Class R3 capital transactions	—	—	180	(878)
Class R4
Proceeds from shares issued	—	—	300	652
Distributions reinvested	—	—	40	12
Cost of shares redeemed	—	—	(213)	(892)
Change in net assets resulting from Class R4 capital transactions	—	—	127	(228)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	69

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$5	$362	$1,415	$2,981
Distributions reinvested	3	1	224	74
Cost of shares redeemed	(1)	(358)	(1,718)	(3,422)
Change in net assets resulting from Class R5 capital transactions	7	5	(79)	(367)
Class R6
Proceeds from shares issued	35,385	63,520	345,460	1,056,765
Distributions reinvested	11,565	7,192	64,168	24,824
Cost of shares redeemed	(29,993)	(53,193)	(697,401)	(1,134,827)
Change in net assets resulting from Class R6 capital transactions	16,957	17,519	(287,773)	(53,238)
Total change in net assets resulting from capital transactions	$26,167	$39,275	$(724,771)	$(817,259)
SHARE TRANSACTIONS:
Class A
Issued	1,311	3,205	857	1,761
Reinvested	822	558	156	14
Redeemed	(1,487)	(2,596)	(1,897)	(4,143)
Change in Class A Shares	646	1,167	(884)	(2,368)
Class C
Issued	2	45	9	19
Reinvested	5	5	7	—
Redeemed	(35)	(89)	(212)	(453)
Change in Class C Shares	(28)	(39)	(196)	(434)
Class I
Issued	293	1,769	4,699	16,052
Reinvested	168	99	795	248
Redeemed	(390)	(1,260)	(14,012)	(32,869)
Change in Class I Shares	71	608	(8,518)	(16,569)
Class L
Issued	46	31	3,688	10,413
Reinvested	25	19	629	260
Redeemed	(42)	(65)	(9,671)	(18,534)
Change in Class L Shares	29	(15)	(5,354)	(7,861)
Class R2
Issued	3	5	3	3
Reinvested	2	1	— (a)	—
Redeemed	(1)	(8)	(3)	(2)
Change in Class R2 Shares	4	(2)	— (a)	1

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan International Equity Funds	April 30, 2024

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
SHARE TRANSACTIONS: (continued)
Class R3
Issued	—	—	63	130
Reinvested	—	—	2	— (a)
Redeemed	—	—	(58)	(158)
Change in Class R3 Shares	—	—	7	(28)
Class R4
Issued	—	—	10	23
Reinvested	—	—	2	— (a)
Redeemed	—	—	(7)	(31)
Change in Class R4 Shares	—	—	5	(8)
Class R5
Issued	— (a)	29	47	104
Reinvested	— (a)	— (a)	8	2
Redeemed	— (a)	(28)	(57)	(119)
Change in Class R5 Shares	— (a)	1	(2)	(13)
Class R6
Issued	2,612	5,048	11,744	36,434
Reinvested	890	617	2,227	885
Redeemed	(2,206)	(4,205)	(23,702)	(38,849)
Change in Class R6 Shares	1,296	1,460	(9,731)	(1,530)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	71

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$—	$2,221	$6,826
Distributions reinvested	—	—	2,182	515
Cost of shares redeemed	—	—	(6,480)	(11,643)
Change in net assets resulting from Class A capital transactions	—	—	(2,077)	(4,302)
Class C
Proceeds from shares issued	—	—	25	179
Distributions reinvested	—	—	36	8
Cost of shares redeemed	—	—	(1,074)	(3,875)
Change in net assets resulting from Class C capital transactions	—	—	(1,013)	(3,688)
Class I
Proceeds from shares issued	74,303	142,869	9,244	26,400
Distributions reinvested	6,247	5,178	3,221	833
Cost of shares redeemed	(29,087)	(181,191)	(14,032)	(22,983)
Change in net assets resulting from Class I capital transactions	51,463	(33,144)	(1,567)	4,250
Class L
Proceeds from shares issued	—	—	255	1,271
Distributions reinvested	—	—	243	133
Cost of shares redeemed	—	—	(1,126)	(12,365)
Change in net assets resulting from Class L capital transactions	—	—	(628)	(10,961)
Class R6
Proceeds from shares issued	206,006	349,883	2,912	17,717
Distributions reinvested	53,457	62,082	11,541	4,738
Cost of shares redeemed	(273,671)	(1,651,665)	(85,065)	(123,245)
Change in net assets resulting from Class R6 capital transactions	(14,208)	(1,239,700)	(70,612)	(100,790)
Total change in net assets resulting from capital transactions	$37,255	$(1,272,844)	$(75,897)	$(115,491)
SHARE TRANSACTIONS:
Class A
Issued	—	—	74	246
Reinvested	—	—	75	20
Redeemed	—	—	(215)	(420)
Change in Class A Shares	—	—	(66)	(154)
Class C
Issued	—	—	1	8
Reinvested	—	—	1	— (a)
Redeemed	—	—	(41)	(157)
Change in Class C Shares	—	—	(39)	(149)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan International Equity Funds	April 30, 2024

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
SHARE TRANSACTIONS: (continued)
Class I
Issued	4,806	9,263	293	944
Reinvested	415	352	108	32
Redeemed	(1,889)	(11,731)	(455)	(816)
Change in Class I Shares	3,332	(2,116)	(54)	160
Class L
Issued	—	—	8	44
Reinvested	—	—	8	5
Redeemed	—	—	(36)	(425)
Change in Class L Shares	—	—	(20)	(376)
Class R6
Issued	13,321	22,884	101	615
Reinvested	3,573	4,243	385	179
Redeemed	(17,907)	(106,683)	(2,632)	(4,260)
Change in Class R6 Shares	(1,013)	(79,556)	(2,146)	(3,466)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	73

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$30,552	$67,059	$37,691	$85,790
Distributions reinvested	7,875	7,969	6,030	8,751
Cost of shares redeemed	(34,858)	(64,229)	(30,480)	(56,112)
Change in net assets resulting from Class A capital transactions	3,569	10,799	13,241	38,429
Class C
Proceeds from shares issued	351	867	545	783
Distributions reinvested	76	128	125	416
Cost of shares redeemed	(949)	(3,245)	(3,412)	(4,802)
Change in net assets resulting from Class C capital transactions	(522)	(2,250)	(2,742)	(3,603)
Class I
Proceeds from shares issued	106,218	416,410	70,600	250,192
Distributions reinvested	18,106	14,180	11,004	17,200
Cost of shares redeemed	(156,348)	(262,107)	(89,380)	(212,800)
Change in net assets resulting from Class I capital transactions	(32,024)	168,483	(7,776)	54,592
Class R2
Proceeds from shares issued	553	2,493	572	289
Distributions reinvested	4	395	29	49
Cost of shares redeemed	(461)	(19,975)	(69)	(671)
Change in net assets resulting from Class R2 capital transactions	96	(17,087)	532	(333)
Class R5
Proceeds from shares issued	483	2,351	151	1,963
Distributions reinvested	153	248	41	141
Cost of shares redeemed	(1,165)	(5,489)	(459)	(2,731)
Change in net assets resulting from Class R5 capital transactions	(529)	(2,890)	(267)	(627)
Class R6
Proceeds from shares issued	167,108	686,025	48,097	139,198
Distributions reinvested	74,307	89,967	11,840	17,306
Cost of shares redeemed	(427,651)	(1,279,070)	(84,600)	(117,298)
Change in net assets resulting from Class R6 capital transactions	(186,236)	(503,078)	(24,663)	39,206
Total change in net assets resulting from capital transactions	$(215,646)	$(346,023)	$(21,675)	$127,664
SHARE TRANSACTIONS:
Class A
Issued	1,643	3,846	1,562	3,784
Reinvested	437	496	255	414
Redeemed	(1,885)	(3,730)	(1,257)	(2,509)
Change in Class A Shares	195	612	560	1,689
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan International Equity Funds	April 30, 2024

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
SHARE TRANSACTIONS: (continued)
Class C
Issued	19	54	23	36
Reinvested	5	8	5	20
Redeemed	(54)	(200)	(146)	(216)
Change in Class C Shares	(30)	(138)	(118)	(160)
Class I
Issued	5,644	23,602	2,879	11,292
Reinvested	986	867	460	803
Redeemed	(8,366)	(15,035)	(3,638)	(9,427)
Change in Class I Shares	(1,736)	9,434	(299)	2,668
Class R2
Issued	30	147	24	13
Reinvested	— (a)	25	1	2
Redeemed	(25)	(1,148)	(3)	(30)
Change in Class R2 Shares	5	(976)	22	(15)
Class R5
Issued	25	134	6	94
Reinvested	8	15	2	6
Redeemed	(62)	(314)	(18)	(116)
Change in Class R5 Shares	(29)	(165)	(10)	(16)
Class R6
Issued	8,830	39,222	1,938	6,016
Reinvested	4,038	5,486	495	808
Redeemed	(22,592)	(72,782)	(3,337)	(5,088)
Change in Class R6 Shares	(9,724)	(28,074)	(904)	1,736

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	75

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan International Hedged Equity Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$456	$7,217
Distributions reinvested	226	227
Cost of shares redeemed	(1,530)	(2,755)
Change in net assets resulting from Class A capital transactions	(848)	4,689
Class C
Proceeds from shares issued	110	106
Distributions reinvested	6	3
Cost of shares redeemed	(36)	(95)
Change in net assets resulting from Class C capital transactions	80	14
Class I
Proceeds from shares issued	24,571	56,484
Distributions reinvested	3,288	2,765
Cost of shares redeemed	(37,288)	(91,013)
Change in net assets resulting from Class I capital transactions	(9,429)	(31,764)
Class R5
Distributions reinvested	— (a)	— (a)
Change in net assets resulting from Class R5 capital transactions	— (a)	— (a)
Class R6
Proceeds from shares issued	11,309	1,437
Distributions reinvested	49	9
Cost of shares redeemed	(478)	(127)
Change in net assets resulting from Class R6 capital transactions	10,880	1,319
Total change in net assets resulting from capital transactions	$683	$(25,742)
SHARE TRANSACTIONS:
Class A
Issued	28	489
Reinvested	15	16
Redeemed	(97)	(180)
Change in Class A Shares	(54)	325
Class C
Issued	7	8
Reinvested	— (a)	— (a)
Redeemed	(2)	(7)
Change in Class C Shares	5	1

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan International Equity Funds	April 30, 2024

	JPMorgan International Hedged Equity Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
SHARE TRANSACTIONS: (continued)
Class I
Issued	1,536	3,657
Reinvested	210	192
Redeemed	(2,333)	(6,004)
Change in Class I Shares	(587)	(2,155)
Class R5
Reinvested	— (a)	— (a)
Change in Class R5 Shares	— (a)	— (a)
Class R6
Issued	690	92
Reinvested	3	— (a)
Redeemed	(29)	(8)
Change in Class R6 Shares	664	84

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	77

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Developed International Value Fund
Class A
Six Months Ended April 30, 2024 (Unaudited)	$12.37	$0.21	$2.05	$2.26	$(0.65)
Year Ended October 31, 2023	10.57	0.53 (f)	1.70	2.23	(0.43)
Year Ended October 31, 2022	13.46	0.44	(2.72)	(2.28)	(0.61)
Year Ended October 31, 2021	9.46	0.43 (g)	3.89	4.32	(0.32)
Year Ended October 31, 2020	12.22	0.28	(2.55)	(2.27)	(0.49)
Year Ended October 31, 2019	12.44	0.44	(0.20)	0.24	(0.46)
Class C
Six Months Ended April 30, 2024 (Unaudited)	11.99	0.17	1.99	2.16	(0.56)
Year Ended October 31, 2023	10.23	0.46 (f)	1.65	2.11	(0.35)
Year Ended October 31, 2022	13.02	0.35	(2.62)	(2.27)	(0.52)
Year Ended October 31, 2021	9.14	0.33 (g)	3.79	4.12	(0.24)
Year Ended October 31, 2020	11.81	0.21	(2.47)	(2.26)	(0.41)
Year Ended October 31, 2019	12.02	0.36	(0.18)	0.18	(0.39)
Class I
Six Months Ended April 30, 2024 (Unaudited)	12.76	0.25	2.09	2.34	(0.68)
Year Ended October 31, 2023	10.88	0.58 (f)	1.75	2.33	(0.45)
Year Ended October 31, 2022	13.84	0.49	(2.81)	(2.32)	(0.64)
Year Ended October 31, 2021	9.72	0.47 (g)	3.99	4.46	(0.34)
Year Ended October 31, 2020	12.54	0.31	(2.61)	(2.30)	(0.52)
Year Ended October 31, 2019	12.76	0.48	(0.20)	0.28	(0.50)
Class L
Six Months Ended April 30, 2024 (Unaudited)	12.69	0.25	2.09	2.34	(0.69)
Year Ended October 31, 2023	10.83	0.59 (f)	1.74	2.33	(0.47)
Year Ended October 31, 2022	13.78	0.49	(2.79)	(2.30)	(0.65)
Year Ended October 31, 2021	9.66	0.47 (g)	3.99	4.46	(0.34)
Year Ended October 31, 2020	12.47	0.30	(2.58)	(2.28)	(0.53)
Year Ended October 31, 2019	12.70	0.46	(0.17)	0.29	(0.52)
Class R2
Six Months Ended April 30, 2024 (Unaudited)	12.14	0.20	1.99	2.19	(0.61)
Year Ended October 31, 2023	10.37	0.48 (f)	1.68	2.16	(0.39)
Year Ended October 31, 2022	13.22	0.40	(2.68)	(2.28)	(0.57)
Year Ended October 31, 2021	9.29	0.39 (g)	3.82	4.21	(0.28)
Year Ended October 31, 2020	11.96	0.24	(2.51)	(2.27)	(0.40)
Year Ended October 31, 2019	12.20	0.40	(0.20)	0.20	(0.44)
Class R5
Six Months Ended April 30, 2024 (Unaudited)	12.62	0.26	2.04	2.30	(0.67)
Year Ended October 31, 2023	10.75	0.71 (f)	1.63	2.34	(0.47)
Year Ended October 31, 2022	13.67	0.52	(2.80)	(2.28)	(0.64)
Year Ended October 31, 2021	9.60	0.41 (g)	4.02	4.43	(0.36)
Year Ended October 31, 2020	12.40	0.33	(2.59)	(2.26)	(0.54)
Year Ended October 31, 2019	12.65	0.49	(0.21)	0.28	(0.53)
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan International Equity Funds	April 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$13.98	18.73%	$237,130	0.99%	3.24%	1.23%	26%
12.37	21.38	201,868	0.99	4.29 (f)	1.26	34
10.57	(17.56)	160,039	0.98	3.71	1.23	26
13.46	46.20	187,774	1.00	3.39 (g)	1.24	33
9.46	(19.51)	125,744	1.00	2.66	1.26	59
12.22	2.30	181,458	1.00	3.69	1.28	61

13.59	18.41	1,472	1.48	2.68	1.79	26
11.99	20.89	1,631	1.49	3.83 (f)	1.80	34
10.23	(18.04)	1,791	1.49	3.01	1.76	26
13.02	45.54	3,923	1.50	2.70 (g)	1.77	33
9.14	(19.94)	4,202	1.50	2.07	1.78	59
11.81	1.82	9,358	1.50	3.15	1.80	61

14.42	18.84	49,314	0.74	3.61	0.98	26
12.76	21.77	42,728	0.74	4.52 (f)	1.01	34
10.88	(17.38)	29,816	0.73	4.00	0.98	26
13.84	46.51	39,188	0.75	3.58 (g)	0.99	33
9.72	(19.31)	26,805	0.75	2.88	1.02	59
12.54	2.56	45,503	0.75	3.91	1.03	61

14.34	18.96	7,421	0.65	3.69	0.83	26
12.69	21.83	6,205	0.65	4.65 (f)	0.86	34
10.83	(17.31)	5,451	0.63	4.04	0.83	26
13.78	46.77	7,042	0.66	3.66 (g)	0.84	33
9.66	(19.25)	5,585	0.65	2.72	0.85	59
12.47	2.69	30,256	0.65	3.81	0.87	61

13.72	18.49	634	1.30	3.10	1.63	26
12.14	21.16	511	1.29	3.98 (f)	1.60	34
10.37	(17.88)	454	1.28	3.41	1.58	26
13.22	45.84	514	1.30	3.14 (g)	1.59	33
9.29	(19.74)	412	1.30	2.27	1.61	59
11.96	2.00	722	1.30	3.47	1.69	61

14.25	18.74	64	0.65	3.80	0.84	26
12.62	22.09	49	0.65	5.63 (f)	0.86	34
10.75	(17.31)	29	0.63	4.23	0.83	26
13.67	46.74	67	0.65	3.24 (g)	0.85	33
9.60	(19.26)	77	0.65	3.13	0.86	59
12.40	2.64	88	0.65	4.08	0.87	61
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	79

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Developed International Value Fund (continued)
Class R6
Six Months Ended April 30, 2024 (Unaudited)	$12.62	$0.26	$2.06	$2.32	$(0.70)
Year Ended October 31, 2023	10.77	0.60 (f)	1.73	2.33	(0.48)
Year Ended October 31, 2022	13.71	0.50	(2.77)	(2.27)	(0.67)
Year Ended October 31, 2021	9.62	0.49 (g)	3.97	4.46	(0.37)
Year Ended October 31, 2020	12.43	0.34	(2.60)	(2.26)	(0.55)
Year Ended October 31, 2019	12.67	0.51	(0.21)	0.30	(0.54)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Reflects income from foreign withholding tax claims, including related interest income, less IRS compliance fees. Had the Fund not received these proceeds, the net investment income (loss) per share would have been $0.46, $0.39, $0.51, $0.52, $0.41, $0.64 and $0.53 for Class A, Class C, Class I, Class L, Class R2, Class R5
and Class R6, respectively, and the net investment income (loss) ratios would have been 3.73%, 3.27%, 3.96%, 4.09%, 3.42%, 5.07% and 4.20% for Class A,
Class C, Class I, Class L, Class R2, Class R5 and Class R6, respectively.

(g)
Reflects income from foreign withholding tax claims, including related interest income, less IRS compliance fees. Without these proceeds, the net investment income (loss) per share would have been $0.38, $0.28, $0.42, $0.41, $0.34, $0.35 and $0.44 for Class A, Class C, Class I, Class L, Class R2, Class R5, and Class R6,
respectively, and the net investment income (loss) ratios would have been 3.00%, 2.26%, 3.19%, 3.23%, 2.72%, 2.80% and 3.44% for Class A, Class C, Class I,
Class L, Class R2, Class R5, and Class R6, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan International Equity Funds	April 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$14.24	18.94%	$251,292	0.55%	3.84%	0.73%	26%
12.62	21.99	206,267	0.54	4.76 (f)	0.76	34
10.77	(17.23)	160,297	0.52	4.19	0.72	26
13.71	46.99	158,191	0.55	3.83 (g)	0.73	33
9.62	(19.22)	105,039	0.55	3.18	0.76	59
12.43	2.83	125,887	0.55	4.22	0.77	61
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	81

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Equity Fund
Class A
Six Months Ended April 30, 2024 (Unaudited)	$26.20	$0.12	$3.11	$3.23	$(0.36)	$—	$(0.36)
Year Ended October 31, 2023	23.85	0.15	2.23	2.38	(0.03)	—	(0.03)
Year Ended October 31, 2022	40.54	0.06	(15.42)	(15.36)	(0.07)	(1.26)	(1.33)
Year Ended October 31, 2021	36.44	(0.14)	4.24	4.10	—	—	—
Year Ended October 31, 2020	30.07	(0.02)	6.56	6.54	(0.17)	—	(0.17)
Year Ended October 31, 2019	23.84	0.19	6.16	6.35	(0.12)	—	(0.12)
Class C
Six Months Ended April 30, 2024 (Unaudited)	24.97	0.04	2.97	3.01	(0.19)	—	(0.19)
Year Ended October 31, 2023	22.82	—	2.15	2.15	—	—	—
Year Ended October 31, 2022	38.96	(0.10)	(14.78)	(14.88)	—	(1.26)	(1.26)
Year Ended October 31, 2021	35.20	(0.34)	4.10	3.76	—	—	—
Year Ended October 31, 2020	29.07	(0.18)	6.35	6.17	(0.04)	—	(0.04)
Year Ended October 31, 2019	23.08	0.04	5.98	6.02	(0.03)	—	(0.03)
Class I
Six Months Ended April 30, 2024 (Unaudited)	26.90	0.15	3.19	3.34	(0.43)	—	(0.43)
Year Ended October 31, 2023	24.48	0.22	2.30	2.52	(0.10)	—	(0.10)
Year Ended October 31, 2022	41.60	0.12	(15.81)	(15.69)	(0.17)	(1.26)	(1.43)
Year Ended October 31, 2021	37.34	(0.04)	4.34	4.30	(0.04)	—	(0.04)
Year Ended October 31, 2020	30.79	0.05	6.75	6.80	(0.25)	—	(0.25)
Year Ended October 31, 2019	24.45	0.27	6.29	6.56	(0.22)	—	(0.22)
Class L
Six Months Ended April 30, 2024 (Unaudited)	27.11	0.17	3.22	3.39	(0.46)	—	(0.46)
Year Ended October 31, 2023	24.70	0.26	2.30	2.56	(0.15)	—	(0.15)
Year Ended October 31, 2022	41.96	0.17	(15.95)	(15.78)	(0.22)	(1.26)	(1.48)
Year Ended October 31, 2021	37.64	0.01	4.37	4.38	(0.06)	—	(0.06)
Year Ended October 31, 2020	31.03	0.08	6.80	6.88	(0.27)	—	(0.27)
Year Ended October 31, 2019	24.63	0.29	6.35	6.64	(0.24)	—	(0.24)
Class R2
Six Months Ended April 30, 2024 (Unaudited)	25.76	0.07	3.06	3.13	(0.29)	—	(0.29)
Year Ended October 31, 2023	23.49	0.07	2.20	2.27	—	—	—
Year Ended October 31, 2022	39.99	(0.02)	(15.22)	(15.24)	—	(1.26)	(1.26)
Year Ended October 31, 2021	36.06	(0.26)	4.19	3.93	—	—	—
Year Ended October 31, 2020	29.78	(0.13)	6.52	6.39	(0.11)	—	(0.11)
Year Ended October 31, 2019	23.73	0.08	6.13	6.21	(0.16)	—	(0.16)
Class R3
Six Months Ended April 30, 2024 (Unaudited)	25.97	0.11	3.08	3.19	(0.36)	—	(0.36)
Year Ended October 31, 2023	23.67	0.13	2.22	2.35	(0.05)	—	(0.05)
Year Ended October 31, 2022	40.30	0.06	(15.32)	(15.26)	(0.11)	(1.26)	(1.37)
Year Ended October 31, 2021	36.25	(0.15)	4.20	4.05	—	—	—
Year Ended October 31, 2020	29.96	(0.05)	6.55	6.50	(0.21)	—	(0.21)
Year Ended October 31, 2019	23.78	0.25	6.06	6.31	(0.13)	—	(0.13)
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan International Equity Funds	April 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$29.07	12.39%	$341,959	1.24%	0.82%	1.31%	16%
26.20	9.96	331,397	1.24	0.52	1.31	29
23.85	(39.06)	358,077	1.25	0.19	1.33	18
40.54	11.25	702,288	1.24	(0.33)	1.30	25
36.44	21.84	578,112	1.24	(0.06)	1.33	15
30.07	26.77	524,357	1.24	0.69	1.47	34

27.79	12.09	26,313	1.74	0.29	1.82	16
24.97	9.42	28,563	1.74	(0.01)	1.82	29
22.82	(39.36)	35,997	1.75	(0.35)	1.83	18
38.96	10.68	82,409	1.74	(0.83)	1.80	25
35.20	21.24	72,364	1.74	(0.58)	1.83	15
29.07	26.12	56,830	1.74	0.15	1.98	34

29.81	12.48	1,530,986	0.99	1.05	1.06	16
26.90	10.29	1,610,205	0.99	0.77	1.06	29
24.48	(38.92)	1,871,401	1.00	0.37	1.07	18
41.60	11.51	4,753,438	0.99	(0.09)	1.05	25
37.34	22.19	4,016,180	0.99	0.15	1.07	15
30.79	27.04	1,725,882	0.99	0.94	1.21	34

30.04	12.59	1,163,291	0.89	1.15	0.91	16
27.11	10.35	1,195,188	0.89	0.88	0.91	29
24.70	(38.84)	1,282,832	0.90	0.53	0.92	18
41.96	11.63	2,598,326	0.89	0.02	0.90	25
37.64	22.29	1,877,489	0.89	0.25	0.92	15
31.03	27.20	926,781	0.89	1.00	1.06	34

28.60	12.20	518	1.54	0.53	1.91	16
25.76	9.66	471	1.54	0.26	1.84	29
23.49	(39.24)	407	1.55	(0.07)	1.83	18
39.99	10.90	585	1.54	(0.63)	1.78	25
36.06	21.51	414	1.54	(0.41)	2.00	15
29.78	26.35	145	1.54	0.31	2.26	34

28.80	12.34	13,019	1.29	0.80	1.31	16
25.97	9.91	11,548	1.29	0.47	1.31	29
23.67	(39.08)	11,182	1.30	0.19	1.32	18
40.30	11.17	14,918	1.29	(0.36)	1.30	25
36.25	21.80	5,797	1.29	(0.15)	1.33	15
29.96	26.67	2,151	1.29	0.90	1.49	34
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	83

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Equity Fund (continued)
Class R4
Six Months Ended April 30, 2024 (Unaudited)	$26.77	$0.15	$3.17	$3.32	$(0.42)	$—	$(0.42)
Year Ended October 31, 2023	24.39	0.21	2.28	2.49	(0.11)	—	(0.11)
Year Ended October 31, 2022	41.45	0.13	(15.77)	(15.64)	(0.16)	(1.26)	(1.42)
Year Ended October 31, 2021	37.20	(0.05)	4.32	4.27	(0.02)	—	(0.02)
Year Ended October 31, 2020	30.68	0.04	6.70	6.74	(0.22)	—	(0.22)
Year Ended October 31, 2019	24.42	0.27	6.25	6.52	(0.26)	—	(0.26)
Class R5
Six Months Ended April 30, 2024 (Unaudited)	27.10	0.17	3.22	3.39	(0.47)	—	(0.47)
Year Ended October 31, 2023	24.69	0.26	2.31	2.57	(0.16)	—	(0.16)
Year Ended October 31, 2022	41.88	0.18	(15.96)	(15.78)	(0.15)	(1.26)	(1.41)
Year Ended October 31, 2021	37.56	0.01	4.36	4.37	(0.05)	—	(0.05)
Year Ended October 31, 2020	30.96	0.08	6.78	6.86	(0.26)	—	(0.26)
Year Ended October 31, 2019	24.60	0.31	6.31	6.62	(0.26)	—	(0.26)
Class R6
Six Months Ended April 30, 2024 (Unaudited)	27.09	0.18	3.22	3.40	(0.50)	—	(0.50)
Year Ended October 31, 2023	24.69	0.28	2.31	2.59	(0.19)	—	(0.19)
Year Ended October 31, 2022	41.95	0.21	(15.95)	(15.74)	(0.26)	(1.26)	(1.52)
Year Ended October 31, 2021	37.61	0.05	4.37	4.42	(0.08)	—	(0.08)
Year Ended October 31, 2020	31.00	0.12	6.78	6.90	(0.29)	—	(0.29)
Year Ended October 31, 2019	24.60	0.31	6.35	6.66	(0.26)	—	(0.26)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan International Equity Funds	April 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$29.67	12.46%	$2,921	1.04%	1.03%	1.08%	16%
26.77	10.21	2,516	1.04	0.73	1.07	29
24.39	(38.93)	2,485	1.05	0.43	1.08	18
41.45	11.48	3,810	1.04	(0.12)	1.06	25
37.20	22.09	2,962	1.04	0.12	1.08	15
30.68	26.98	1,300	1.04	0.94	1.23	34

30.02	12.57	14,995	0.89	1.18	0.92	16
27.10	10.37	13,585	0.89	0.90	0.92	29
24.69	(38.86)	12,712	0.90	0.55	0.93	18
41.88	11.64	20,676	0.89	0.02	0.91	25
37.56	22.29	57,909	0.89	0.26	0.93	15
30.96	27.19	41,872	0.89	1.08	1.08	34

29.99	12.61	4,011,927	0.79	1.26	0.81	16
27.09	10.46	3,887,241	0.79	0.98	0.81	29
24.69	(38.78)	3,579,903	0.80	0.67	0.82	18
41.95	11.75	5,659,334	0.79	0.11	0.80	25
37.61	22.39	4,608,998	0.79	0.37	0.82	15
31.00	27.36	3,034,359	0.79	1.09	0.96	34
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	85

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund
Class I
Six Months Ended April 30, 2024 (Unaudited)	$14.48	$0.14	$1.78	$1.92	$(0.46)	$—	$(0.46)
Year Ended October 31, 2023	13.34	0.34	1.15	1.49	(0.35)	—	(0.35)
Year Ended October 31, 2022	20.87	0.48	(6.96)	(6.48)	(0.52)	(0.53)	(1.05)
Year Ended October 31, 2021	18.11	0.51	2.56	3.07	(0.31)	—	(0.31)
Year Ended October 31, 2020	16.78	0.33	1.04	1.37	—	(0.04)	(0.04)
January 30, 2019 (g) through October 31, 2019	16.22	0.31	0.25	0.56	—	—	—
Class R6
Six Months Ended April 30, 2024 (Unaudited)	14.41	0.15	1.76	1.91	(0.48)	—	(0.48)
Year Ended October 31, 2023	13.27	0.36	1.14	1.50	(0.36)	—	(0.36)
Year Ended October 31, 2022	20.77	0.45	(6.88)	(6.43)	(0.54)	(0.53)	(1.07)
Year Ended October 31, 2021	18.01	0.42	2.65	3.07	(0.31)	—	(0.31)
Year Ended October 31, 2020	16.80	0.31	1.07	1.38	(0.13)	(0.04)	(0.17)
December 11, 2018 (i) through October 31, 2019	15.00	0.42	1.46	1.88	(0.08)	—	(0.08)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Interest expense is 0.02%
(g)	Commencement of offering of class of shares.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(i)	Commencement of operations.
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan International Equity Funds	April 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$15.94	13.46%	$224,267	0.45%	1.84%	0.68%	19%
14.48	11.13	155,553	0.47 (f)	2.21	0.70	29
13.34	(32.53)	171,538	0.45	3.00	0.68	34
20.87	16.95	5,435	0.45	2.36	0.69	53
18.11	8.15	33	0.45	1.98	1.39	47
16.78	3.45	5	0.44 (h)	2.52 (h)	0.70 (h)	28

15.84	13.43	1,682,638	0.35	1.92	0.42	19
14.41	11.29	1,544,778	0.37 (f)	2.33	0.44	29
13.27	(32.48)	2,479,030	0.35	2.62	0.40	34
20.77	17.09	3,787,953	0.35	1.97	0.40	53
18.01	8.22	2,840,309	0.35	1.87	0.41	47
16.80	12.60	2,090,569	0.34 (h)	2.90 (h)	0.46 (h)	28
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	87

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Europe Dynamic Fund
Class A
Six Months Ended April 30, 2024 (Unaudited)	$26.68	$0.24	$5.35	$5.59	$(0.89)
Year Ended October 31, 2023	23.70	0.49 (f)	2.69	3.18	(0.20)
Year Ended October 31, 2022	30.91	0.36	(6.95)	(6.59)	(0.62)
Year Ended October 31, 2021	21.64	0.40 (g)	9.14	9.54	(0.27)
Year Ended October 31, 2020	24.25	0.25	(2.16)	(1.91)	(0.70)
Year Ended October 31, 2019	23.01	0.61	1.18	1.79	(0.55)
Class C
Six Months Ended April 30, 2024 (Unaudited)	23.50	0.11	4.77	4.88	(0.50)
Year Ended October 31, 2023	20.85	0.33 (f)	2.36	2.69	(0.04)
Year Ended October 31, 2022	27.25	0.20	(6.13)	(5.93)	(0.47)
Year Ended October 31, 2021	19.10	0.22 (g)	8.08	8.30	(0.15)
Year Ended October 31, 2020	21.47	0.12	(1.91)	(1.79)	(0.58)
Year Ended October 31, 2019	20.39	0.44	1.06	1.50	(0.42)
Class I
Six Months Ended April 30, 2024 (Unaudited)	27.28	0.29	5.46	5.75	(0.96)
Year Ended October 31, 2023	24.20	0.58 (f)	2.74	3.32	(0.24)
Year Ended October 31, 2022	31.57	0.24	(6.88)	(6.64)	(0.73)
Year Ended October 31, 2021	22.10	0.47 (g)	9.33	9.80	(0.33)
Year Ended October 31, 2020	24.75	0.31	(2.19)	(1.88)	(0.77)
Year Ended October 31, 2019	23.48	0.67	1.21	1.88	(0.61)
Class L
Six Months Ended April 30, 2024 (Unaudited)	27.71	0.30	5.57	5.87	(0.99)
Year Ended October 31, 2023	24.54	0.75 (f)	2.64	3.39	(0.22)
Year Ended October 31, 2022	31.99	0.52	(7.22)	(6.70)	(0.75)
Year Ended October 31, 2021	22.38	0.54 (g)	9.44	9.98	(0.37)
Year Ended October 31, 2020	25.05	0.35	(2.23)	(1.88)	(0.79)
Year Ended October 31, 2019	23.70	0.65	1.27	1.92	(0.57)
Class R6
Six Months Ended April 30, 2024 (Unaudited)	27.52	0.30	5.54	5.84	(1.04)
Year Ended October 31, 2023	24.44	0.66 (f)	2.75	3.41	(0.33)
Year Ended October 31, 2022	31.86	0.49	(7.13)	(6.64)	(0.78)
Year Ended October 31, 2021	22.29	0.55 (g)	9.41	9.96	(0.39)
Year Ended October 31, 2020	24.96	0.37	(2.22)	(1.85)	(0.82)
Year Ended October 31, 2019	23.70	0.75	1.19	1.94	(0.68)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.47, $0.31, $0.56, $0.73 and $0.64 for Class A, Class C, Class I, Class L and Class R6, respectively, and the net investment income (loss) ratios would have been 1.69%, 1.28%, 1.98%, 2.54% and 2.24% for Class A, Class C, Class I, Class L and Class R6, respectively.

(g)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.38, $0.20, $0.45, $0.52 and $0.53 for Class A, Class C, Class I, Class L and Class R6, respectively, and the net investment income (loss) ratios would have been 1.29%, 0.78%, 1.44%, 1.70% and 1.75% for Class A, Class C, Class I, Class L and Class R6, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan International Equity Funds	April 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$31.38	21.22%	$78,557	1.25%	1.62%	1.29%	46%
26.68	13.44	68,564	1.24	1.76 (f)	1.26	102
23.70	(21.70)	64,573	1.25	1.37	1.28	75
30.91	44.30	88,315	1.24	1.37 (g)	1.26	92
21.64	(8.21)	68,882	1.24	1.09	1.28	159
24.25	8.14	98,294	1.24	2.67	1.31	83

27.88	20.91	1,556	1.75	0.85	1.85	46
23.50	12.89	2,224	1.74	1.35 (f)	1.79	102
20.85	(22.09)	5,096	1.75	0.82	1.78	75
27.25	43.56	11,313	1.74	0.86 (g)	1.77	92
19.10	(8.68)	11,082	1.74	0.59	1.77	159
21.47	7.64	19,798	1.74	2.15	1.80	83

32.07	21.36	114,187	1.00	1.87	1.02	46
27.28	13.74	98,625	0.99	2.05 (f)	1.00	102
24.20	(21.48)	83,608	0.98	0.81	1.00	75
31.57	44.61	443,053	0.98	1.52 (g)	0.99	92
22.10	(7.98)	52,841	0.99	1.33	1.01	159
24.75	8.44	86,582	0.99	2.86	1.05	83

32.59	21.44	7,774	0.88	1.96	0.88	46
27.71	13.86	7,155	0.84	2.61 (f)	0.85	102
24.54	(21.39)	15,568	0.85	1.87	0.86	75
31.99	44.88	86,054	0.84	1.78 (g)	0.85	92
22.38	(7.86)	55,597	0.85	1.49	0.86	159
25.05	8.49	65,686	0.89	2.77	0.90	83

32.32	21.51	308,893	0.77	1.98	0.77	46
27.52	14.00	322,107	0.74	2.31 (f)	0.75	102
24.44	(21.31)	370,736	0.75	1.81	0.76	75
31.86	45.01	445,783	0.74	1.83 (g)	0.75	92
22.29	(7.79)	250,426	0.75	1.61	0.76	159
24.96	8.65	271,885	0.79	3.17	0.79	83
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	89

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Equity Fund
Class A
Six Months Ended April 30, 2024 (Unaudited)	$16.54	$0.17	$2.72	$2.89	$(0.37)	$—	$(0.37)
Year Ended October 31, 2023	14.75	0.33 (f)	1.85	2.18	(0.39)	—	(0.39)
Year Ended October 31, 2022	21.63	0.31	(5.83)	(5.52)	(0.37)	(0.99)	(1.36)
Year Ended October 31, 2021	16.47	0.30 (g)	5.04	5.34	(0.18)	—	(0.18)
Year Ended October 31, 2020	17.27	0.19	(0.49)	(0.30)	(0.50)	—	(0.50)
Year Ended October 31, 2019	15.56	0.33	1.89	2.22	(0.33)	(0.18)	(0.51)
Class C
Six Months Ended April 30, 2024 (Unaudited)	15.54	0.11	2.57	2.68	(0.26)	—	(0.26)
Year Ended October 31, 2023	13.87	0.24 (f)	1.73	1.97	(0.30)	—	(0.30)
Year Ended October 31, 2022	20.41	0.20	(5.48)	(5.28)	(0.27)	(0.99)	(1.26)
Year Ended October 31, 2021	15.53	0.18 (g)	4.77	4.95	(0.07)	—	(0.07)
Year Ended October 31, 2020	16.29	0.09	(0.45)	(0.36)	(0.40)	—	(0.40)
Year Ended October 31, 2019	14.68	0.23	1.80	2.03	(0.24)	(0.18)	(0.42)
Class I
Six Months Ended April 30, 2024 (Unaudited)	16.86	0.19	2.79	2.98	(0.42)	—	(0.42)
Year Ended October 31, 2023	15.04	0.38 (f)	1.88	2.26	(0.44)	—	(0.44)
Year Ended October 31, 2022	22.02	0.38	(5.95)	(5.57)	(0.42)	(0.99)	(1.41)
Year Ended October 31, 2021	16.76	0.36 (g)	5.13	5.49	(0.23)	—	(0.23)
Year Ended October 31, 2020	17.56	0.21	(0.47)	(0.26)	(0.54)	—	(0.54)
Year Ended October 31, 2019	15.82	0.36	1.93	2.29	(0.37)	(0.18)	(0.55)
Class R2
Six Months Ended April 30, 2024 (Unaudited)	16.28	0.15	2.70	2.85	(0.02)	—	(0.02)
Year Ended October 31, 2023	14.53	0.38 (f)	1.71	2.09	(0.34)	—	(0.34)
Year Ended October 31, 2022	21.31	0.25	(5.74)	(5.49)	(0.30)	(0.99)	(1.29)
Year Ended October 31, 2021	16.31	0.23 (g)	4.99	5.22	(0.22)	—	(0.22)
Year Ended October 31, 2020	17.14	0.13	(0.48)	(0.35)	(0.48)	—	(0.48)
Year Ended October 31, 2019	15.44	0.28	1.88	2.16	(0.28)	(0.18)	(0.46)
Class R5
Six Months Ended April 30, 2024 (Unaudited)	16.96	0.20	2.80	3.00	(0.43)	—	(0.43)
Year Ended October 31, 2023	15.13	0.38 (f)	1.91	2.29	(0.46)	—	(0.46)
Year Ended October 31, 2022	22.14	0.38	(5.96)	(5.58)	(0.44)	(0.99)	(1.43)
Year Ended October 31, 2021	16.85	0.39 (g)	5.15	5.54	(0.25)	—	(0.25)
Year Ended October 31, 2020	17.60	0.24	(0.48)	(0.24)	(0.51)	—	(0.51)
Year Ended October 31, 2019	15.85	0.38	1.94	2.32	(0.39)	(0.18)	(0.57)
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan International Equity Funds	April 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$19.06	17.63%	$408,545	0.95%	1.85%	1.11%	21%
16.54	14.88	351,211	0.95	1.91 (f)	1.11	45
14.75	(27.15)	304,284	0.95	1.76	1.11	31
21.63	32.56	433,033	0.95	1.47 (g)	1.11	35
16.47	(1.88)	263,791	0.95	1.17	1.12	28
17.27	14.93	328,312	0.95	2.03	1.22	25

17.96	17.34	4,997	1.45	1.28	1.63	21
15.54	14.24	4,792	1.45	1.45 (f)	1.63	45
13.87	(27.51)	6,191	1.45	1.23	1.64	31
20.41	31.94	10,899	1.45	0.91 (g)	1.62	35
15.53	(2.38)	9,358	1.45	0.61	1.62	28
16.29	14.39	14,549	1.45	1.51	1.74	25

19.42	17.82	812,967	0.70	2.06	0.86	21
16.86	15.09	735,195	0.70	2.14 (f)	0.86	45
15.04	(26.95)	513,812	0.70	2.16	0.86	31
22.02	32.94	584,191	0.70	1.71 (g)	0.86	35
16.76	(1.64)	339,416	0.70	1.26	0.86	28
17.56	15.20	190,885	0.70	2.22	0.96	25

19.11	17.52	3,483	1.25	1.59	1.81	21
16.28	14.46	2,888	1.25	2.26 (f)	1.51	45
14.53	(27.36)	16,764	1.25	1.46	1.46	31
21.31	32.18	24,598	1.25	1.13 (g)	1.47	35
16.31	(2.21)	21,379	1.25	0.79	1.37	28
17.14	14.58	2,099	1.25	1.75	1.57	25

19.53	17.85	6,976	0.60	2.16	0.71	21
16.96	15.20	6,539	0.60	2.13 (f)	0.71	45
15.13	(26.88)	8,328	0.60	2.13	0.71	31
22.14	33.04	10,463	0.60	1.85 (g)	0.71	35
16.85	(1.52)	6,970	0.60	1.41	0.72	28
17.60	15.38	3,778	0.60	2.31	0.83	25
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	91

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Equity Fund (continued)
Class R6
Six Months Ended April 30, 2024 (Unaudited)	$16.93	$0.21	$2.79	$3.00	$(0.45)	$—	$(0.45)
Year Ended October 31, 2023	15.10	0.41 (f)	1.89	2.30	(0.47)	—	(0.47)
Year Ended October 31, 2022	22.10	0.39	(5.94)	(5.55)	(0.46)	(0.99)	(1.45)
Year Ended October 31, 2021	16.81	0.42 (g)	5.13	5.55	(0.26)	—	(0.26)
Year Ended October 31, 2020	17.61	0.26	(0.49)	(0.23)	(0.57)	—	(0.57)
Year Ended October 31, 2019	15.86	0.40	1.93	2.33	(0.40)	(0.18)	(0.58)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.32, $0.23, $0.37, $0.37, $0.37 and $0.40 for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively, and the net investment income (loss) ratios would have been 1.85%, 1.39%, 2.08%, 2.20%, 2.07% and 2.29% for Class A, Class C, Class I, Cass R2, Class R5 and Class R6,
respectively.

(g)
Reflects income from foreign withholding tax claims. Had the Fund not received these proceeds, the net investment income (loss) per share and the net investment income (loss) ratios for each share class would have remained the same.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan International Equity Funds	April 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$19.48	17.90%	$3,085,471	0.50%	2.24%	0.60%	21%
16.93	15.35	2,845,622	0.50	2.35 (f)	0.60	45
15.10	(26.81)	2,961,811	0.50	2.22	0.61	31
22.10	33.20	3,782,533	0.50	1.98 (g)	0.60	35
16.81	(1.46)	2,290,008	0.50	1.56	0.61	28
17.61	15.50	2,457,383	0.50	2.46	0.72	25
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	93

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Focus Fund
Class A
Six Months Ended April 30, 2024 (Unaudited)	$21.73	$0.20	$3.41	$3.61	$(0.44)
Year Ended October 31, 2023	19.58	0.38	2.50	2.88	(0.73)
Year Ended October 31, 2022	27.55	0.41	(7.95)	(7.54)	(0.43)
Year Ended October 31, 2021	22.07	0.35 (f)	5.32	5.67	(0.19)
Year Ended October 31, 2020	21.15	0.18	0.75	0.93	(0.01)
Year Ended October 31, 2019	18.24	0.26	3.02	3.28	(0.37)
Class C
Six Months Ended April 30, 2024 (Unaudited)	21.36	0.13	3.36	3.49	(0.25)
Year Ended October 31, 2023	19.23	0.27	2.45	2.72	(0.59)
Year Ended October 31, 2022	27.06	0.29	(7.83)	(7.54)	(0.29)
Year Ended October 31, 2021	21.68	0.20 (f)	5.24	5.44	(0.06)
Year Ended October 31, 2020	20.86	0.07	0.75	0.82	—
Year Ended October 31, 2019	17.98	0.16	2.97	3.13	(0.25)
Class I
Six Months Ended April 30, 2024 (Unaudited)	22.08	0.23	3.46	3.69	(0.49)
Year Ended October 31, 2023	19.88	0.44	2.54	2.98	(0.78)
Year Ended October 31, 2022	27.95	0.47	(8.06)	(7.59)	(0.48)
Year Ended October 31, 2021	22.39	0.42 (f)	5.39	5.81	(0.25)
Year Ended October 31, 2020	21.43	0.23	0.78	1.01	(0.05)
Year Ended October 31, 2019	18.49	0.31	3.04	3.35	(0.41)
Class R2
Six Months Ended April 30, 2024 (Unaudited)	21.53	0.16	3.38	3.54	(0.38)
Year Ended October 31, 2023	19.40	0.31	2.49	2.80	(0.67)
Year Ended October 31, 2022	27.25	0.34	(7.89)	(7.55)	(0.30)
Year Ended October 31, 2021	21.85	0.27 (f)	5.26	5.53	(0.13)
Year Ended October 31, 2020	20.99	0.13	0.73	0.86	—
Year Ended October 31, 2019	18.14	0.21	2.98	3.19	(0.34)
Class R5
Six Months Ended April 30, 2024 (Unaudited)	22.07	0.23	3.48	3.71	(0.50)
Year Ended October 31, 2023	19.89	0.52	2.48	3.00	(0.82)
Year Ended October 31, 2022	27.96	0.49	(8.06)	(7.57)	(0.50)
Year Ended October 31, 2021	22.38	0.44 (f)	5.40	5.84	(0.26)
Year Ended October 31, 2020	21.42	0.25	0.78	1.03	(0.07)
Year Ended October 31, 2019	18.49	0.34	3.03	3.37	(0.44)
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan International Equity Funds	April 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$24.90	16.70%	$357,719	1.00%	1.64%	1.22%	26%
21.73	14.82	300,017	1.00	1.69	1.21	36
19.58	(27.75)	237,262	1.00	1.75	1.24	30
27.55	25.74	337,503	1.00	1.31 (f)	1.21	32
22.07	4.39	135,527	1.00	0.86	1.22	38
21.15	18.41	114,629	1.00	1.33	1.32	34

24.60	16.42	11,094	1.50	1.06	1.75	26
21.36	14.24	12,146	1.50	1.22	1.74	36
19.23	(28.13)	14,034	1.50	1.26	1.76	30
27.06	25.11	24,272	1.50	0.77 (f)	1.72	32
21.68	3.93	15,463	1.50	0.32	1.73	38
20.86	17.73	18,447	1.50	0.83	1.84	34

25.28	16.82	611,307	0.75	1.87	0.97	26
22.08	15.12	540,456	0.75	1.93	0.97	36
19.88	(27.56)	433,591	0.75	1.99	0.99	30
27.95	26.04	832,039	0.75	1.54 (f)	0.96	32
22.39	4.71	372,068	0.75	1.05	0.96	38
21.43	18.62	177,764	0.75	1.57	1.08	34

24.69	16.52	2,061	1.30	1.38	1.55	26
21.53	14.50	1,311	1.30	1.39	1.51	36
19.40	(27.97)	1,477	1.30	1.46	1.53	30
27.25	25.35	2,078	1.30	1.00 (f)	1.48	32
21.85	4.10	1,441	1.30	0.61	1.51	38
20.99	18.01	1,049	1.30	1.05	1.74	34

25.28	16.93	1,831	0.65	1.92	0.93	26
22.07	15.21	1,837	0.65	2.28	0.88	36
19.89	(27.51)	1,961	0.65	2.06	0.91	30
27.96	26.19	3,172	0.65	1.61 (f)	0.87	32
22.38	4.79	2,772	0.65	1.16	0.88	38
21.42	18.76	3,082	0.65	1.71	1.04	34
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	95

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Focus Fund (continued)
Class R6
Six Months Ended April 30, 2024 (Unaudited)	$22.10	$0.25	$3.46	$3.71	$(0.53)
Year Ended October 31, 2023	19.90	0.49	2.54	3.03	(0.83)
Year Ended October 31, 2022	27.98	0.39	(7.94)	(7.55)	(0.53)
Year Ended October 31, 2021	22.40	0.46 (f)	5.40	5.86	(0.28)
Year Ended October 31, 2020	21.44	0.28	0.77	1.05	(0.09)
Year Ended October 31, 2019	18.50	0.27	3.13	3.40	(0.46)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Reflects income from foreign withholding tax claims. Had the Fund not received these proceeds, the net investment income (loss) per share and the net investment income (loss) ratios for each share class would have remained the same.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan International Equity Funds	April 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$25.28	16.94%	$537,337	0.55%	2.05%	0.72%	26%
22.10	15.38	489,620	0.55	2.12	0.71	36
19.90	(27.44)	406,456	0.55	1.55	0.72	30
27.98	26.28	2,721,224	0.55	1.68 (f)	0.71	32
22.40	4.89	2,274,399	0.55	1.31	0.71	38
21.44	18.95	2,284,670	0.55	1.32	0.77	34
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	97

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Hedged Equity Fund
Class A
Six Months Ended April 30, 2024 (Unaudited)	$14.88	$0.17	$1.65	$1.82	$(0.38)
Year Ended October 31, 2023	14.07	0.35	0.80	1.15	(0.34)
Year Ended October 31, 2022	16.73	0.32	(2.60)	(2.28)	(0.38)
Year Ended October 31, 2021	14.12	0.30	2.58	2.88	(0.27)
Year Ended October 31, 2020	15.58	0.27	(1.49)	(1.22)	(0.24)
March 15, 2019 (g) through October 31, 2019	15.00	0.19	0.39	0.58	—
Class C
Six Months Ended April 30, 2024 (Unaudited)	14.87	0.13	1.65	1.78	(0.34)
Year Ended October 31, 2023	14.00	0.23	0.85	1.08	(0.21)
Year Ended October 31, 2022	16.68	0.20	(2.56)	(2.36)	(0.32)
Year Ended October 31, 2021	14.06	0.22	2.57	2.79	(0.17)
Year Ended October 31, 2020	15.53	0.20	(1.50)	(1.30)	(0.17)
March 15, 2019 (g) through October 31, 2019	15.00	0.16	0.37	0.53	—
Class I
Six Months Ended April 30, 2024 (Unaudited)	15.03	0.19	1.66	1.85	(0.43)
Year Ended October 31, 2023	14.16	0.36	0.84	1.20	(0.33)
Year Ended October 31, 2022	16.83	0.33	(2.59)	(2.26)	(0.41)
Year Ended October 31, 2021	14.18	0.32	2.61	2.93	(0.28)
Year Ended October 31, 2020	15.61	0.31	(1.50)	(1.19)	(0.24)
March 15, 2019 (g) through October 31, 2019	15.00	0.32	0.29	0.61	—
Class R5
Six Months Ended April 30, 2024 (Unaudited)	15.06	0.21	1.66	1.87	(0.46)
Year Ended October 31, 2023	14.19	0.40	0.82	1.22	(0.35)
Year Ended October 31, 2022	16.86	0.35	(2.59)	(2.24)	(0.43)
Year Ended October 31, 2021	14.20	0.35	2.61	2.96	(0.30)
Year Ended October 31, 2020	15.62	0.31	(1.48)	(1.17)	(0.25)
March 15, 2019 (g) through October 31, 2019	15.00	0.34	0.28	0.62	—
Class R6
Six Months Ended April 30, 2024 (Unaudited)	15.07	0.42	1.46	1.88	(0.47)
Year Ended October 31, 2023	14.20	0.38	0.86	1.24	(0.37)
Year Ended October 31, 2022	16.88	0.37	(2.60)	(2.23)	(0.45)
Year Ended October 31, 2021	14.22	0.39	2.59	2.98	(0.32)
Year Ended October 31, 2020	15.63	0.34	(1.49)	(1.15)	(0.26)
March 15, 2019 (g) through October 31, 2019	15.00	0.35	0.28	0.63	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Interest expense is 0.01%
(g)	Commencement of operations.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan International Equity Funds	April 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$16.32	12.36%	$9,108	0.85%	2.15%	1.06%	13%
14.88	8.24	9,103	0.85 (f)	2.27	1.05	22
14.07	(13.89)	4,032	0.85	2.13	1.07	17
16.73	20.60	3,561	0.85	1.85	1.05	50
14.12	(8.02)	1,573	0.85	1.84	1.30	85
15.58	3.87	330	0.85 (h)	1.95 (h)	1.31 (h)	9

16.31	12.05	367	1.35	1.68	1.70	13
14.87	7.75	263	1.35 (f)	1.54	1.56	22
14.00	(14.36)	235	1.35	1.35	1.58	17
16.68	19.97	320	1.35	1.35	1.55	50
14.06	(8.47)	115	1.35	1.34	1.81	85
15.53	3.53	119	1.35 (h)	1.73 (h)	1.92 (h)	9

16.45	12.47	136,822	0.60	2.37	0.80	13
15.03	8.55	133,818	0.60 (f)	2.37	0.79	22
14.16	(13.68)	156,582	0.60	2.21	0.81	17
16.83	20.90	148,703	0.60	2.02	0.79	50
14.18	(7.78)	135,542	0.60	2.12	1.03	85
15.61	4.07	59,751	0.60 (h)	3.38 (h)	1.19 (h)	9

16.47	12.54	25	0.45	2.64	2.16	13
15.06	8.73	22	0.45 (f)	2.58	0.72	22
14.19	(13.56)	20	0.45	2.30	0.73	17
16.86	21.10	23	0.45	2.19	0.71	50
14.20	(7.68)	19	0.45	2.08	1.04	85
15.62	4.13	21	0.45 (h)	3.59 (h)	1.03 (h)	9

16.48	12.64	12,728	0.35	5.14	0.58	13
15.07	8.84	1,622	0.35 (f)	2.46	0.57	22
14.20	(13.52)	338	0.35	2.43	0.60	17
16.88	21.19	169	0.35	2.42	0.58	50
14.22	(7.53)	19	0.35	2.33	0.94	85
15.63	4.20	21	0.35 (h)	3.69 (h)	0.93 (h)	9
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	99

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust IV (“JPM IV") (collectively, the “Trusts”) were formed on November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 7 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Developed International Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Emerging Markets Equity Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan Emerging Markets Research Enhanced Equity Fund	Class I and Class R6	JPM IV	Diversified
JPMorgan Europe Dynamic Fund	Class A, Class C, Class I, Class L and Class R6	JPM I	Diversified
JPMorgan International Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan International Focus Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan International Hedged Equity Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
The investment objective of JPMorgan Developed International Value Fund (“Developed International Value Fund”), JPMorgan Emerging Markets Research Enhanced Equity Fund (“Emerging Markets Research Enhanced Equity Fund”) and JPMorgan International Focus Fund (“International Focus Fund”) is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan Emerging Markets Equity Fund (“Emerging Markets Equity Fund”) is to seek to provide high total return.
The investment objective of JPMorgan Europe Dynamic Fund (“Europe Dynamic Fund”) is to seek total return from long-term capital growth. Total return consists of capital growth and current income.
The investment objective of JPMorgan International Equity Fund (“International Equity Fund”) is to seek total return from long-term capital growth and income. Total return consists of capital growth and current income.
The investment objective of JPMorgan International Hedged Equity Fund (“International Hedged Equity Fund”) is to seek to provide capital appreciation.
Class L Shares of Developed International Value Fund and Europe Dynamic Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of Developed International Value Fund and Europe Dynamic Fund unless they meet certain requirements as described in the Funds' prospectuses.
Effective as of the close of business on December 31, 2020, all share classes of Emerging Markets Equity Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of the Fund unless they meet certain requirements as described in the Fund's prospectuses.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. ("JPMIM"), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), acts as Adviser (the "Adviser") and Administrator (the "Administrator") to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i)

100	J.P. Morgan International Equity Funds	April 30, 2024

the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

April 30, 2024	J.P. Morgan International Equity Funds	101

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Developed International Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$26,812	$—	$26,812
Austria	1,483	4,331	—	5,814
Belgium	569	2,199	—	2,768
China	—	4,796	—	4,796
Denmark	—	6,404	—	6,404
Finland	—	8,923	—	8,923
France	—	54,595	—	54,595
Georgia	—	1,375	—	1,375
Germany	—	53,523	—	53,523
Hong Kong	1,114	3,456	—	4,570
Ireland	2,995	4,059	—	7,054
Israel	—	886	—	886
Italy	—	33,614	—	33,614
Japan	—	124,167	—	124,167
Netherlands	—	15,030	—	15,030
Norway	672	10,433	—	11,105
Singapore	—	8,676	—	8,676
South Africa	—	3,762	—	3,762
Spain	1,100	16,896	—	17,996
Sweden	1,151	10,915	—	12,066
Switzerland	—	24,233	—	24,233
United Kingdom	2,298	54,296	—	56,594
United States	—	51,124	—	51,124
Total Common Stocks	11,382	524,505	—	535,887
Short-Term Investments
Investment Companies	1,527	—	—	1,527
Investment of Cash Collateral from Securities Loaned	3,142	—	—	3,142
Total Short-Term Investments	4,669	—	—	4,669
Total Investments in Securities	$16,051	$524,505	$—	$540,556
Appreciation in Other Financial Instruments
Futures Contracts	$72	$—	$—	$72
Depreciation in Other Financial Instruments
Futures Contracts	(90)	—	—	(90)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(18)	$—	$—	$(18)

Emerging Markets Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$734,198	$—	$—	$734,198

102	J.P. Morgan International Equity Funds	April 30, 2024

Emerging Markets Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
China	$303,905	$1,281,204	$—	$1,585,109
Hong Kong	—	249,946	—	249,946
India	54,804	829,915	—	884,719
Indonesia	—	233,269	—	233,269
Macau	—	59,706	—	59,706
Mexico	401,782	—	—	401,782
Panama	77,579	—	—	77,579
Portugal	—	98,298	—	98,298
South Africa	64,714	256,350	—	321,064
South Korea	—	675,847	—	675,847
Spain	—	168,868	—	168,868
Taiwan	632,619	512,413	—	1,145,032
Turkey	115,485	154,451	—	269,936
United States	171,985	—	—	171,985
Total Common Stocks	2,557,071	4,520,267	—	7,077,338
Short-Term Investments
Investment Companies	20,059	—	—	20,059
Total Investments in Securities	$2,577,130	$4,520,267	$—	$7,097,397

Emerging Markets Research Enhanced Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$888	$—	$888
Brazil	107,462	—	—	107,462
Chile	4,372	—	—	4,372
China	52,343	458,200	—	510,543
Colombia	4,570	—	—	4,570
Czech Republic	—	2,745	—	2,745
Greece	4,451	7,369	—	11,820
Hong Kong	—	3,098	—	3,098
Hungary	4,549	7,258	—	11,807
India	18,666	316,778	—	335,444
Indonesia	—	38,192	—	38,192
Kuwait	—	3,743	—	3,743
Malaysia	2,934	11,265	—	14,199
Mexico	57,788	—	—	57,788
Panama	1,788	—	—	1,788
Peru	8,304	—	—	8,304
Philippines	5,115	1,843	—	6,958
Poland	—	12,432	—	12,432
Qatar	881	11,221	—	12,102
Russia	—	—	744	744
Saudi Arabia	9,067	60,751	—	69,818
South Africa	30,150	30,346	—	60,496
South Korea	—	238,870	—	238,870

April 30, 2024	J.P. Morgan International Equity Funds	103

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Emerging Markets Research Enhanced Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Taiwan	$1,577	$318,682	$—	$320,259
Thailand	11,190	17,487	—	28,677
Turkey	14,107	8,355	—	22,462
United Arab Emirates	24,797	926	—	25,723
United Kingdom	—	2,617	—	2,617
United States	2,376	1,585	—	3,961
Total Common Stocks	366,487	1,554,651	744	1,921,882
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	11,474	—	—	11,474
Total Investments in Securities	$377,961	$1,554,651	$744	$1,933,356

Europe Dynamic Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$9,625	$—	$9,625
Austria	—	3,057	—	3,057
Denmark	—	33,325	—	33,325
France	—	111,288	—	111,288
Germany	—	49,248	—	49,248
Ireland	5,281	11,965	—	17,246
Italy	7,816	41,121	—	48,937
Netherlands	4,103	25,876	—	29,979
Norway	—	7,351	—	7,351
South Korea	—	3,043	—	3,043
Spain	—	28,781	—	28,781
Sweden	—	21,960	—	21,960
Switzerland	—	3,923	—	3,923
United Kingdom	—	57,452	—	57,452
United States	—	58,649	—	58,649
Total Common Stocks	17,200	466,664	—	483,864
Short-Term Investments
Investment Companies	11,377	—	—	11,377
Investment of Cash Collateral from Securities Loaned	12,963	—	—	12,963
Total Short-Term Investments	24,340	—	—	24,340
Total Investments in Securities	$41,540	$466,664	$—	$508,204
Appreciation in Other Financial Instruments
Futures Contracts	$145	$—	$—	$145
Depreciation in Other Financial Instruments
Futures Contracts	(129)	—	—	(129)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$16	$—	$—	$16

104	J.P. Morgan International Equity Funds	April 30, 2024

International Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$178,342	$—	$178,342
Austria	—	31,638	—	31,638
Belgium	—	54,830	—	54,830
Denmark	—	182,948	—	182,948
Finland	—	24,373	—	24,373
France	—	746,226	—	746,226
Germany	—	251,220	—	251,220
Hong Kong	—	76,565	—	76,565
Italy	—	72,176	—	72,176
Japan	—	942,978	—	942,978
Macau	—	17,871	—	17,871
Netherlands	—	218,984	—	218,984
Singapore	—	77,252	—	77,252
South Korea	—	51,030	—	51,030
Spain	—	61,048	—	61,048
Sweden	—	160,850	—	160,850
Switzerland	—	50,374	—	50,374
Taiwan	51,163	—	—	51,163
United Kingdom	—	532,191	—	532,191
United States	—	454,788	—	454,788
Total Common Stocks	51,163	4,185,684	—	4,236,847
Short-Term Investments
Investment Companies	47,059	—	—	47,059
Investment of Cash Collateral from Securities Loaned	190,140	—	—	190,140
Total Short-Term Investments	237,199	—	—	237,199
Total Investments in Securities	$288,362	$4,185,684	$—	$4,474,046

International Focus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$27,869	$—	$27,869
Belgium	—	27,047	—	27,047
Canada	87,478	—	—	87,478
China	37,362	67,703	—	105,065
Denmark	—	33,146	—	33,146
France	—	203,033	—	203,033
India	19,156	—	—	19,156
Indonesia	—	24,097	—	24,097
Italy	—	25,501	—	25,501
Japan	—	234,492	—	234,492
Mexico	19,100	—	—	19,100
Netherlands	—	62,198	—	62,198
Singapore	—	36,609	—	36,609

April 30, 2024	J.P. Morgan International Equity Funds	105

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
International Focus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
South Korea	$—	$73,361	$—	$73,361
Spain	—	22,870	—	22,870
Sweden	—	44,381	—	44,381
Taiwan	70,118	—	—	70,118
United Kingdom	—	153,020	—	153,020
United States	—	223,458	—	223,458
Total Common Stocks	233,214	1,258,785	—	1,491,999
Short-Term Investments
Investment Companies	22,303	—	—	22,303
Investment of Cash Collateral from Securities Loaned	39,836	—	—	39,836
Total Short-Term Investments	62,139	—	—	62,139
Total Investments in Securities	$295,353	$1,258,785	$—	$1,554,138

International Hedged Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$9,548	$—	$9,548
Austria	—	321	—	321
Belgium	—	761	—	761
China	—	830	—	830
Denmark	—	5,708	—	5,708
Finland	—	1,211	—	1,211
France	—	19,892	—	19,892
Germany	—	12,266	—	12,266
Hong Kong	—	2,262	—	2,262
Ireland	—	819	—	819
Italy	—	1,997	—	1,997
Japan	—	35,537	—	35,537
Macau	—	138	—	138
Netherlands	—	7,457	—	7,457
Singapore	211	1,463	—	1,674
South Korea	—	91	—	91
Spain	—	3,242	—	3,242
Sweden	—	3,852	—	3,852
Switzerland	—	7,351	—	7,351
United Kingdom	—	18,686	—	18,686
United States	—	17,462	—	17,462
Total Common Stocks	211	150,894	—	151,105
Options Purchased	1,723	—	—	1,723
Short-Term Investments
Investment Companies	4,111	—	—	4,111
Total Investments in Securities	$6,045	$150,894	$—	$156,939
Depreciation in Other Financial Instruments
Futures Contracts	$(115)	$—	$—	$(115)

106	J.P. Morgan International Equity Funds	April 30, 2024

International Hedged Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Options Written
Call Options Written	$(136)	$—	$—	$(136)
Put Options Written	(69)	—	—	(69)
Total Depreciation in Other Financial Instruments	$(320)	$—	$—	$(320)
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of April 30, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of April 30, 2024.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Developed International Value Fund	$3,002	$(3,002)	$—
Emerging Markets Research Enhanced Equity Fund	10,512	(10,512)	—
Europe Dynamic Fund	12,094	(12,094)	—
International Equity Fund	176,921	(176,921)	—

April 30, 2024	J.P. Morgan International Equity Funds	107

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
International Focus Fund	$37,333	$(37,333)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended April 30, 2024, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Developed International Value Fund	$— (a)
Emerging Markets Research Enhanced Equity Fund	1
Europe Dynamic Fund	1
International Equity Fund	1
International Focus Fund	1

(a)	Amount rounds to less than one thousand.
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Emerging Markets Equity Fund and International Hedged Equity Fund did not lend out any securities during the six months ended April 30, 2024.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Developed International Value Fund
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (a) (b)	$20,785	$67,681	$86,940	$4	$(3)	$1,527	1,527	$272	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	500	6,000	4,500	— (c)*	—	2,000	2,000	16 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	526	10,255	9,639	—	—	1,142	1,142	15 *	—
Total	$21,811	$83,936	$101,079	$4	$(3)	$4,669		$303	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

108	J.P. Morgan International Equity Funds	April 30, 2024

Emerging Markets Equity Fund
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (a) (b)	$46,878	$961,225	$988,014	$(26)	$(4)	$20,059	20,055	$1,154	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.

Emerging Markets Research Enhanced Equity Fund
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (a) (b)	$27,011	$327,410	$354,414	$(4)	$(3)	$—	—	$1,056	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	2,984	50,000	43,000	(4)*	(1)	9,979	9,978	336 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	1,215	36,426	36,146	—	—	1,495	1,495	57 *	—
Total	$31,210	$413,836	$433,560	$(8)	$(4)	$11,474		$1,449	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Europe Dynamic Fund
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (a) (b)	$19,259	$121,598	$129,478	$— (c)	$(2)	$11,377	11,375	$195	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	—	17,000	17,001	1 *	—	—	—	38 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	7,929	35,481	30,447	—	—	12,963	12,963	45 *	—
Total	$27,188	$174,079	$176,926	$1	$(2)	$24,340		$278	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

April 30, 2024	J.P. Morgan International Equity Funds	109

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
International Equity Fund
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (a) (b)	$95,471	$683,195	$731,592	$(2)	$(13)	$47,059	47,049	$2,078	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	38,003	249,000	116,001	(2)*	— (c)	171,000	170,983	808 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	4,963	124,403	110,226	—	—	19,140	19,140	142 *	—
Total	$138,437	$1,056,598	$957,819	$(4)	$(13)	$237,199		$3,028	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Focus Fund
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (a) (b)	$32,826	$272,353	$282,865	$(3)	$(8)	$22,303	22,299	$783	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	12,000	81,501	58,104	3 *	— (c)	35,400	35,396	159 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	2,562	45,093	43,219	—	—	4,436	4,436	53 *	—
Total	$47,388	$398,947	$384,188	$—	$(8)	$62,139		$995	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Hedged Equity Fund
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.41% (a) (b)	$—	$27,834	$23,721	$(2)	$— (c)	$4,111	4,110	$68	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.18% (a) (b)	3,627	14,823	18,450	—	—	—	—	58	—
Total	$3,627	$42,657	$42,171	$(2)	$— (c)	$4,111		$126	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.

110	J.P. Morgan International Equity Funds	April 30, 2024

(c)	Amount rounds to less than one thousand.
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Options — International Hedged Equity Fund purchased put and call options on securities to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Fund for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation of options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Fund's exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Futures Contracts— Developed International Value Fund, Emerging Markets Research Enhanced Equity Fund, Europe Dynamic Fund and International Hedged Equity Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered

April 30, 2024	J.P. Morgan International Equity Funds	111

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the six months ended April 30, 2024 (amounts in thousands, except for number of contracts):
	Developed International Value Fund	Emerging Markets Research Enhanced Equity Fund	Europe Dynamic Fund	International Hedged Equity Fund
Futures Contracts:
Average Notional Balance Long	$7,853	$42,458	$8,839	$6,045
Ending Notional Balance Long	9,651	—	19,528	4,675
Exchange-Traded Options:
Average Number of Contracts Purchased	—	—	—	704
Average Number of Contracts Written	—	—	—	(1,408)
Ending Number of Contracts Purchased	—	—	—	689
Ending Number of Contracts Written	—	—	—	(1,378)
The Funds' derivatives contracts held at April 30, 2024 are not accounted for as hedging instruments under GAAP.
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
I. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended April 30, 2024 are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Developed International Value Fund
Transfer agency fees	$7	$1	$2	$— (a)	$— (a)	n/a	n/a	$— (a)	$3	$13
Emerging Markets Equity Fund
Transfer agency fees	16	2	37	7	1	$1	$— (a)	1	71	136

112	J.P. Morgan International Equity Funds	April 30, 2024

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Emerging Markets Research Enhanced Equity Fund
Transfer agency fees	n/a	n/a	$13	n/a	n/a	n/a	n/a	n/a	$7	$20
Europe Dynamic Fund
Transfer agency fees	$7	$1	1	$— (a)	n/a	n/a	n/a	n/a	2	11
International Equity Fund
Transfer agency fees	12	1	18	n/a	$8	n/a	n/a	$— (a)	17	56
International Focus Fund
Transfer agency fees	7	2	19	n/a	1	n/a	n/a	1	7	37
International Hedged Equity Fund
Transfer agency fees	— (a)	— (a)	1	n/a	n/a	n/a	n/a	— (a)	1	2

(a)	Amount rounds to less than one thousand.
J. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of April 30, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
K. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
L. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Developed International Value Fund	0.55%
Emerging Markets Equity Fund	0.68
Emerging Markets Research Enhanced Equity Fund	0.25
Europe Dynamic Fund	0.60
International Equity Fund	0.50
International Focus Fund	0.60
International Hedged Equity Fund	0.25
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the six months ended April 30, 2024, the effective annualized rate was 0.07% of each Fund's average daily net assets, except for International Focus Fund, which was 0.08%, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.

April 30, 2024	J.P. Morgan International Equity Funds	113

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that the following Funds shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Developed International Value Fund	0.25%	0.75%	0.50%	n/a
Emerging Markets Equity Fund	0.25	0.75	0.50	0.25%
Europe Dynamic Fund	0.25	0.75	n/a	n/a
International Equity Fund	0.25	0.75	0.50	n/a
International Focus Fund	0.25	0.75	0.50	n/a
International Hedged Equity Fund	0.25	0.75	n/a	n/a
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended April 30, 2024, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Developed International Value Fund	$12	$— (a)
Emerging Markets Equity Fund	2	— (a)
Europe Dynamic Fund	1	—
International Equity Fund	18	— (a)
International Focus Fund	24	— (a)
International Hedged Equity Fund	1	—

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Developed International Value Fund	0.25%	0.25%	0.25%	0.10%	0.25%	n/a	n/a	0.10%
Emerging Markets Equity Fund	0.25	0.25	0.25	0.10	0.25	0.25%	0.25%	0.10
Emerging Markets Research Enhanced Equity Fund	n/a	n/a	0.25	n/a	n/a	n/a	n/a	n/a
Europe Dynamic Fund	0.25	0.25	0.25	0.10	n/a	n/a	n/a	n/a
International Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
International Focus Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
International Hedged Equity Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.

114	J.P. Morgan International Equity Funds	April 30, 2024

E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Developed International Value Fund	1.00%	1.50%	0.75%	1.30%	n/a	n/a	0.65%	0.55%
Emerging Markets Equity Fund	1.24	1.74	0.99	1.54	1.29%	1.04%	0.89	0.79
Emerging Markets Research Enhanced Equity Fund	n/a	n/a	0.45	n/a	n/a	n/a	n/a	0.35
Europe Dynamic Fund	1.24	1.74	0.99	n/a	n/a	n/a	n/a	n/a
International Equity Fund	0.95	1.45	0.70	1.25	n/a	n/a	0.60	0.50
International Focus Fund	1.00	1.50	0.75	1.30	n/a	n/a	0.65	0.55
International Hedged Equity Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
The expense limitation agreements were in effect for the six months ended April 30, 2024 and the contractual expense limitation percentages in the table above are in place until at least February 28, 2025.
For the six months ended April 30, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Developed International Value Fund	$270	$180	$77	$527	$3
Emerging Markets Equity Fund	267	179	555	1,001	72
Emerging Markets Research Enhanced Equity Fund	351	234	168	753	—
Europe Dynamic Fund	—	—	23	23	—
International Equity Fund	1,336	886	329	2,551	3
International Focus Fund	765	510	256	1,531	— (a)
International Hedged Equity Fund	94	58	1	153	1

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended April 30, 2024 were as follows:

Developed International Value Fund	$13
Emerging Markets Equity Fund	51

April 30, 2024	J.P. Morgan International Equity Funds	115

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

Emerging Markets Research Enhanced Equity Fund	$45
Europe Dynamic Fund	8
International Equity Fund	84
International Focus Fund	31
International Hedged Equity Fund	4
JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the six months ended April 30, 2024, the amount of these reimbursements were as follows:

Developed International Value Fund	$— (a)
Emerging Markets Equity Fund	— (a)
Emerging Markets Research Enhanced Equity Fund	— (a)
Europe Dynamic Fund	— (a)
International Equity Fund	— (a)
International Focus Fund	— (a)
International Hedged Equity Fund	— (a)

(a)	Amount rounds to less than one thousand.
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended April 30, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Developed International Value Fund	$151,382	$132,436
Emerging Markets Equity Fund	1,146,731	1,981,124
Emerging Markets Research Enhanced Equity Fund	400,315	360,443
Europe Dynamic Fund	238,625	331,647
International Equity Fund	888,527	1,135,804
International Focus Fund	387,806	420,908
International Hedged Equity Fund	19,566	29,669
During the six months ended April 30, 2024, there were no purchases or sales of U.S. Government securities.

116	J.P. Morgan International Equity Funds	April 30, 2024

5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Developed International Value Fund	$430,250	$116,568	$6,280	$110,288
Emerging Markets Equity Fund	5,470,525	2,008,677	381,805	1,626,872
Emerging Markets Research Enhanced Equity Fund	1,744,979	363,842	175,465	188,377
Europe Dynamic Fund	401,298	111,178	4,256	106,922
International Equity Fund	3,329,380	1,192,137	47,471	1,144,666
International Focus Fund	1,226,459	355,622	27,943	327,679
International Hedged Equity Fund	116,433	44,045	3,859	40,186
At October 31, 2023, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Developed International Value Fund	$58,067	$34,682
Emerging Markets Equity Fund	388,489	252,432
Emerging Markets Research Enhanced Equity Fund	145,459	156,267
Europe Dynamic Fund	139,039	—
International Equity Fund	65,234	140,865
International Focus Fund	177,524	—
International Hedged Equity Fund	6,086	16,935
During the year ended October 31, 2023, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Developed International Value Fund	$—	$2,207
Europe Dynamic Fund	14,839	—
International Equity Fund	6,947	—
International Focus Fund	12,922	—
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II ("JPM II") and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

April 30, 2024	J.P. Morgan International Equity Funds	117

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended April 30, 2024. Average borrowings from the Facility during the six months ended April 30, 2024 were as follows:
	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Emerging Markets Equity Fund	$24,618	6.06%	8	$33
Emerging Markets Research Enhanced Equity Fund	13,425	6.06	12	27
Europe Dynamic Fund	13,041	6.06	14	31
International Equity Fund	31,289	6.06	3	16
International Focus Fund	3,844	6.06	1	1
International Hedged Equity Fund	2,319	6.06	4	2
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended April 30, 2024.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate ("SOFR"). Effective August 8, 2023, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended April 30, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of April 30, 2024, the Funds had individual shareholders and/or non-affiliated omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Developed International Value Fund	—	— %	1	82.1%
Emerging Markets Equity Fund	—	—	3	46.7
Emerging Markets Research Enhanced Equity Fund	—	—	1	14.9
Europe Dynamic Fund	4	64.1	1	12.9
International Equity Fund	—	—	2	26.5
International Focus Fund	—	—	3	53.7
International Hedged Equity Fund	—	—	3	63.8

118	J.P. Morgan International Equity Funds	April 30, 2024

As of April 30, 2024, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Emerging Markets Research Enhanced Equity Fund	14.8%	25.1%	28.1%
Europe Dynamic Fund	58.2	—	—
International Equity Fund	—	29.8	—
International Focus Fund	13.3	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of April 30, 2024, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Developed International Value Fund	Emerging Markets Equity Fund	Emerging Markets Research Enhanced Equity Fund	Europe Dynamic Fund	International Equity Fund	International Focus Fund	International Hedged Equity Fund
Brazil	— %	10.3%	— %	— %	— %	— %	— %
China	—	22.3	26.6	—	—	—	—
France	10.2	—	—	22.5	17.4	13.4	12.7
India	—	12.5	17.5	—	—	—	—
Japan	23.1	—	—	—	22.0	15.5	22.6
South Korea	—	—	12.4	—	—	—	—
Taiwan	—	16.1	16.7	—	—	—	—
United Kingdom	10.5	—	—	11.6	12.4	10.1	11.9
As of April 30, 2024, a significant portion of each Fund's investments consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds' original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. Emerging Markets Equity Fund and Emerging Markets Research Enhanced Equity Fund each invests a substantial portion of their assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public

April 30, 2024	J.P. Morgan International Equity Funds	119

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.
Additionally, the Funds may have substantial difficulties exercising their legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
The Funds are subject to infectious disease epidemics/pandemics risk. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of any future pandemic or other global event to business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

120	J.P. Morgan International Equity Funds	April 30, 2024

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds (not including expenses of the Underlying Funds) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, November 1, 2023, and continued to hold your shares at the end of the reporting period, April 30, 2024.
Actual Expenses
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees, and expenses of the Underlying Funds. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Developed International Value Fund
Class A
Actual	$1,000.00	$1,187.30	$5.38	0.99%
Hypothetical	1,000.00	1,019.94	4.97	0.99
Class C
Actual	1,000.00	1,184.10	8.04	1.48
Hypothetical	1,000.00	1,017.50	7.42	1.48
Class I
Actual	1,000.00	1,188.40	4.03	0.74
Hypothetical	1,000.00	1,021.18	3.72	0.74
Class L
Actual	1,000.00	1,189.60	3.54	0.65
Hypothetical	1,000.00	1,021.63	3.27	0.65
Class R2
Actual	1,000.00	1,184.90	7.06	1.30
Hypothetical	1,000.00	1,018.40	6.52	1.30
Class R5
Actual	1,000.00	1,187.40	3.54	0.65
Hypothetical	1,000.00	1,021.63	3.27	0.65
Class R6
Actual	1,000.00	1,189.40	2.99	0.55
Hypothetical	1,000.00	1,022.13	2.77	0.55
JPMorgan Emerging Markets Equity Fund
Class A
Actual	1,000.00	1,123.90	6.55	1.24
Hypothetical	1,000.00	1,018.70	6.22	1.24

April 30, 2024	J.P. Morgan International Equity Funds	121

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)
Hypothetical $1,000 Investment
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Emerging Markets Equity Fund (continued)
Class C
Actual	$1,000.00	$1,120.90	$9.18	1.74%
Hypothetical	1,000.00	1,016.21	8.72	1.74
Class I
Actual	1,000.00	1,124.80	5.23	0.99
Hypothetical	1,000.00	1,019.94	4.97	0.99
Class L
Actual	1,000.00	1,125.90	4.70	0.89
Hypothetical	1,000.00	1,020.44	4.47	0.89
Class R2
Actual	1,000.00	1,122.00	8.13	1.54
Hypothetical	1,000.00	1,017.21	7.72	1.54
Class R3
Actual	1,000.00	1,123.40	6.81	1.29
Hypothetical	1,000.00	1,018.45	6.47	1.29
Class R4
Actual	1,000.00	1,124.60	5.49	1.04
Hypothetical	1,000.00	1,019.69	5.22	1.04
Class R5
Actual	1,000.00	1,125.70	4.70	0.89
Hypothetical	1,000.00	1,020.44	4.47	0.89
Class R6
Actual	1,000.00	1,126.10	4.18	0.79
Hypothetical	1,000.00	1,020.93	3.97	0.79
JPMorgan Emerging Markets Research Enhanced Equity Fund
Class I
Actual	1,000.00	1,134.60	2.39	0.45
Hypothetical	1,000.00	1,022.63	2.26	0.45
Class R6
Actual	1,000.00	1,134.30	1.86	0.35
Hypothetical	1,000.00	1,023.12	1.76	0.35
JPMorgan Europe Dynamic Fund
Class A
Actual	1,000.00	1,212.20	6.88	1.25
Hypothetical	1,000.00	1,018.65	6.27	1.25
Class C
Actual	1,000.00	1,209.10	9.61	1.75
Hypothetical	1,000.00	1,016.16	8.77	1.75
Class I
Actual	1,000.00	1,213.60	5.50	1.00
Hypothetical	1,000.00	1,019.89	5.02	1.00
Class L
Actual	1,000.00	1,214.40	4.85	0.88
Hypothetical	1,000.00	1,020.49	4.42	0.88
Class R6
Actual	1,000.00	1,215.10	4.24	0.77
Hypothetical	1,000.00	1,021.03	3.87	0.77
JPMorgan International Equity Fund
Class A
Actual	1,000.00	1,176.30	5.14	0.95
Hypothetical	1,000.00	1,020.14	4.77	0.95

122	J.P. Morgan International Equity Funds	April 30, 2024

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan International Equity Fund (continued)
Class C
Actual	$1,000.00	$1,173.40	$7.84	1.45%
Hypothetical	1,000.00	1,017.65	7.27	1.45
Class I
Actual	1,000.00	1,178.20	3.79	0.70
Hypothetical	1,000.00	1,021.38	3.52	0.70
Class R2
Actual	1,000.00	1,175.20	6.76	1.25
Hypothetical	1,000.00	1,018.65	6.27	1.25
Class R5
Actual	1,000.00	1,178.50	3.25	0.60
Hypothetical	1,000.00	1,021.88	3.02	0.60
Class R6
Actual	1,000.00	1,179.00	2.71	0.50
Hypothetical	1,000.00	1,022.38	2.51	0.50
JPMorgan International Focus Fund
Class A
Actual	1,000.00	1,167.00	5.39	1.00
Hypothetical	1,000.00	1,019.89	5.02	1.00
Class C
Actual	1,000.00	1,164.20	8.07	1.50
Hypothetical	1,000.00	1,017.40	7.52	1.50
Class I
Actual	1,000.00	1,168.20	4.04	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75
Class R2
Actual	1,000.00	1,165.20	7.00	1.30
Hypothetical	1,000.00	1,018.40	6.52	1.30
Class R5
Actual	1,000.00	1,169.30	3.51	0.65
Hypothetical	1,000.00	1,021.63	3.27	0.65
Class R6
Actual	1,000.00	1,169.40	2.97	0.55
Hypothetical	1,000.00	1,022.13	2.77	0.55
JPMorgan International Hedged Equity Fund
Class A
Actual	1,000.00	1,123.60	4.49	0.85
Hypothetical	1,000.00	1,020.64	4.27	0.85
Class C
Actual	1,000.00	1,120.50	7.12	1.35
Hypothetical	1,000.00	1,018.15	6.77	1.35
Class I
Actual	1,000.00	1,124.70	3.17	0.60
Hypothetical	1,000.00	1,021.88	3.02	0.60
Class R5
Actual	1,000.00	1,125.40	2.38	0.45
Hypothetical	1,000.00	1,022.63	2.26	0.45

April 30, 2024	J.P. Morgan International Equity Funds	123

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)
Hypothetical $1,000 Investment
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan International Hedged Equity Fund (continued)
Class R6
Actual	$1,000.00	$1,126.40	$1.85	0.35%
Hypothetical	1,000.00	1,023.12	1.76	0.35

*	Expenses are equal to each Class’ respective annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

124	J.P. Morgan International Equity Funds	April 30, 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Each of the Funds covered in this report has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Pursuant to an exemptive order (the “Exemptive Order”) from the Securities and Exchange Commission, the Program permits the Funds to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.1
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 7, 2024, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Adminis trator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a Fund into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a Fund has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined or modified under the Program) and the procedures for monitoring for this limit; and (5) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the Exemptive Order and whether all applicable Funds were in compliance with the terms of the Exemptive Order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.
1 Effective July 24, 2024, the J.P. Morgan Funds will implement the Tailored Shareholder Reports for Mutual Funds and Exchanged-Traded Funds Rule. This rule rescinds the currently-required statement regarding the operation and effectiveness of a fund’s Liquidity Risk Management Program from the shareholder report.

April 30, 2024	J.P. Morgan International Equity Funds	125

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
Effective January 24, 2023, the SEC adopted rule and form amendments that will result in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. April 2024.
SAN-INTEQ-424

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 2, 2024

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
July 2, 2024